SUPPLEMENT DATED APRIL 20, 2005
                    TO THE PRINCIPAL MUTUAL FUNDS PROSPECTUS
                           CLASS A AND CLASS B SHARES
                              DATED MARCH 1, 2004


THE FOLLOWING INFORMATION IS AN UPDATE THROUGH MARCH 31, 2005, AND REPLACES SIMILAR INFORMATION FOUND IN THE PROSPECTUS DATED MARCH 1, 2004.


APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Principal Mutual Funds, performance numbers shown would differ. Although the Principal Mutual Funds and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Mutual Funds will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.

                                AVERAGE ANNUAL PERFORMANCE                                    ANNUAL PERFORMANCE
                                 (THROUGH MARCH 31, 2005)                                  (YEAR ENDED DECEMBER 31)

                                                             LIFE
                         YTD   1 YR   3 YR    5 YR   10 YR  OF FUND       2004   2003    2002    2001    2000   1999   1998
                        ---------------------------------------------     ----------------------------------------------------
PRINCIPAL BALANCED
FUND, INC. - CLASS A/
(A)/                    -0.87   5.73   3.29    0.08   5.74    7.32         9.32  18.02  -14.14   -7.16   -0.71   0.63  11.20
 60% S&P 500 Index/40%
 Lehman Brothers
 Aggregate Bond
 Index                  -1.47   4.55   4.33     1.2   9.66                 8.32  18.47   -9.83   -3.72   -1.01  11.96  21.08
 Morningstar Moderate
 Allocation Category
 Average                -1.37   4.79    4.2    1.33   8.45                 8.62  20.06  -11.48   -4.63    1.66  10.34  13.20

PRINCIPAL CAPITAL
VALUE FUND, INC. -
CLASS A/ (B)/            0.28   7.79   5.04    2.40   8.38   10.94        12.06  24.99  -14.18   -8.55   -0.08   6.86  12.13
 Russell 1000 Value
 Index                   0.09  13.17   7.16    5.19  12.81                16.49  30.03  -15.52   -5.59    7.02   7.35  15.63
 Morningstar Large
 Value Category
 Average                -0.77   9.41   4.54    4.31  10.33                12.91  28.40  -18.92   -5.37    5.47   6.63  13.10

PRINCIPAL EQUITY
INCOME FUND, INC. -
CLASS A/ (C)/           -1.11  11.47   5.59   -1.71   7.73    6.54        17.35  13.62  -12.73  -28.20   18.23   2.25  22.50
 Russell 1000 Value
 Index                   0.09  13.17   7.16    5.19  12.81                16.49  30.03  -15.52   -5.59    7.02   7.35  15.63
 Morningstar Moderate
 Allocation Category
 Average                -1.37   4.79    4.2    1.33   8.45                 8.62  20.06  -11.48   -4.63    1.66  10.34  13.20

PRINCIPAL GROWTH FUND,
INC. - CLASS A/ //(B)/  -1.57   5.51  -0.78   -9.99   4.35    8.59         8.67  25.58  -29.82  -26.10  -10.64  16.13  20.37
 Russell 1000 Growth
 Index                  -4.09   1.16  -0.69  -11.28   8.15                 6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71
 Morningstar Large
 Growth Category
 Average                -4.26   1.59  -0.55   -9.71   7.85                 7.64  28.55  -27.73  -23.63  -14.09  39.72  33.56

PRINCIPAL LARGECAP
STOCK FUND INDEX -
CLASS A/ (//D//)/       -2.35   5.75   1.70   -3.82    N/A   -2.18         9.75  27.65  -23.01  -15.53   -2.94
Principal Global
Investors S&P 500
Index Composite                               -3.51  10.39                                                      20.62  28.18
 S&P 500 Index          -2.15   6.69   2.74   -3.16  10.79                10.87  28.67  -22.11  -11.88   -9.11  21.04  28.58
 Morningstar Large
 Blend Category
 Average                -2.02   5.79   2.19   -2.78   9.33                 9.96  26.72  -22.02  -13.68   -6.97  19.72  21.95

                        ---------------------------------------------     ----------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b) /SEC effective date 10/15/69
 /(c) /SEC effective date 12/16/92
 /(//d//) /SEC effective date 03/01/00




                        1997   1996    1995
                        ---------------------
PRINCIPAL BALANCED      17.29  13.00   23.39
FUND, INC. - CLASS A/
(A)/
 60% S&P 500 Index/40%  23.56  15.03   29.60
 Lehman Brothers
 Aggregate Bond
 Index
 Morningstar Moderate   19.35  14.15   25.72
 Allocation Category
 Average

PRINCIPAL CAPITAL       28.69  23.42   31.90
VALUE FUND, INC. -
CLASS A/ (B)/
 Russell 1000 Value     35.18  21.64   38.35
 Index
 Morningstar Large      27.01  20.79   32.28
 Value Category
 Average

PRINCIPAL EQUITY        29.58   4.56   33.87
INCOME FUND, INC. -
CLASS A/ (C)/
 Russell 1000 Value     35.18  21.64   38.35
 Index
 Morningstar Moderate   19.35  14.15   25.72
 Allocation Category
 Average

PRINCIPAL GROWTH FUND,  28.41  12.23   33.47
INC. - CLASS A/ //(B)/
 Russell 1000 Growth    30.49  23.12   37.19
 Index
 Morningstar Large      25.00  18.95   32.27
 Growth Category
 Average

PRINCIPAL LARGECAP
STOCK FUND INDEX -
CLASS A/ (//D//)/
Principal Global        32.89  22.51   37.07
Investors S&P 500
Index Composite
 S&P 500 Index          33.36  22.96   37.58
 Morningstar Large      27.43  20.37   31.99
 Blend Category
 Average

                        ---------------------
 /(a)/ SEC effective date 12/18/87
 /(b) /SEC effective date 10/15/69
 /(c) /SEC effective date 12/16/92
 /(//d//) /SEC effective date 03/01/00

PERFORMANCE RESULTS - DOMESTIC GROWTH FUNDS

                                                                                  AVERAGE ANNUAL PERFORMANCE
                                                                                   (THROUGH MARCH 31, 2005)

                                                                                                                    LIFE
                                                                      YTD     1 YR     3 YR      5 YR     10 YR    OF FUND
                                                                    ---------------------------------------------------------
PRINCIPAL MIDCAP FUND, INC. - CLASS A/ (A)/                          -1.39    10.22    10.21      6.37    11.92     13.69
 Russell Midcap Index                                                -0.25    14.05    10.53      5.49    13.34
 Morningstar Mid-Cap Blend Category Average                          -1.26     9.88     7.91      4.98    12.14

PRINCIPAL PARTNERS BLUE CHIP FUND, INC. - CLASS A/ (B)/              -2.97     5.53     1.58     -5.22     5.83      6.61
 S&P 500 Index                                                       -2.15     6.69     2.74     -3.16    10.79
 Morningstar Large Blend Category Average                            -2.02     5.79     2.19     -2.78     9.33

PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC. - CLASS A/ (C)/          -6.86     0.41    -2.83     -9.79      N/A     -5.58
T. Rowe Price Institutional Large Cap Growth Strategy Composite
/(d)//(e)// /                                                         2.17     2.17     3.16       N/A      N/A
 Russell 1000 Growth Index                                           -4.09     1.16    -0.69    -11.28     8.15
 Morningstar Large Growth Category Average                           -4.26     1.59    -0.55     -9.71     7.85

PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC. - CLASS A/ (//F//)/     -2.43     6.13     1.83       N/A      N/A      0.88
T. Rowe Price U.S. Structured Research Strategy /(//G//)//(H)/       -2.23     7.33     4.25     -1.47      N/A
 S&P 500 Index                                                       -2.15     6.69     2.74     -3.16    10.79
 Morningstar Large Blend Category Average                            -2.02     5.79     2.19     -2.78     9.33

PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC. - CLASS A/ (//F//)/     -0.94     8.61     5.67       N/A      N/A      6.81
 Russell 1000 Value Index                                             0.09    13.17     7.16      5.19    12.81
 Morningstar Large Value Category Average                            -0.77     9.41     4.54      4.31    10.33

                                                                    ---------------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 03/01/91
 /(c)/ SEC effective date 11/01/99
 /(//d//) /T. Rowe Price began sub-advising 08/24/04
 /(e) /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("Fund"), which is managed in a substantially similar fashion to the Principal Partners Equity Growth Fund, Inc. T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the Principal
 Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
 /(//f//) /SEC effective date 12/22/00
 /(//g//) /T. Rowe Price began sub-advising 03/09/04
 /(h) /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "Fund"), which is managed in a substantially similar fashion to the Principal Partners LargeCap Blend Fund, Inc. T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. The Fund's investment performance prior to May 1, 1999 reflects the Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
                                                                                              ANNUAL PERFORMANCE
                                                                                           (YEAR ENDED DECEMBER 31)


                                                                            2004     2003      2002      2001     2000   1999
                                                                           -----------------------------------------------------
PRINCIPAL MIDCAP FUND, INC. - CLASS A/ (A)/                                 17.34    32.28     -9.35     -4.40    15.36  11.62
 Russell Midcap Index                                                       20.22    40.08    -16.19     -5.63     8.25  18.23
 Morningstar Mid-Cap Blend Category Average                                 16.00    36.42    -17.08     -4.96     3.37  18.70

PRINCIPAL PARTNERS BLUE CHIP FUND, INC. - CLASS A/ (B)/                     10.72    27.47    -25.70    -18.13   -10.89  11.96
 S&P 500 Index                                                              10.87    28.67    -22.11    -11.88    -9.11  21.04
 Morningstar Large Blend Category Average                                    9.96    26.72    -22.02    -13.68    -6.97  19.72

PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC. - CLASS A/ (C)/                  8.25    23.43    -28.69    -15.89   -12.24
T. Rowe Price Institutional Large Cap Growth Strategy Composite             11.09    38.52    -24.94
/(d)//(e)// /
 Russell 1000 Growth Index                                                   6.30    29.76    -27.88    -20.42   -22.42  33.16
 Morningstar Large Growth Category Average                                   7.64    28.55    -27.73    -23.63   -14.09  39.72

PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC. - CLASS A/ (//F//)/             9.57    22.91    -17.88     -7.32
T. Rowe Price U.S. Structured Research Strategy /(//G//)//(H)/              12.56    32.17    -21.47     -9.28    -5.55
 S&P 500 Index                                                              10.87    28.67    -22.11    -11.88    -9.11  21.04
 Morningstar Large Blend Category Average                                    9.96    26.72    -22.02    -13.68    -6.97  19.72

PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC. - CLASS A/ (//F//)/            12.95    28.31    -14.50      4.39
 Russell 1000 Value Index                                                   16.49    30.03    -15.52     -5.59     7.02   7.35
 Morningstar Large Value Category Average                                   12.91    28.40    -18.92     -5.37     5.47   6.63

                                                                           -----------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 03/01/91
 /(c)/ SEC effective date 11/01/99
 /(//d//) /T. Rowe Price began sub-advising 08/24/04
 /(e) /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("Fund"), which is managed in a substantially similar fashion to the Principal Partners Equity Growth Fund, Inc. T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the Principal
 Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
 /(//f//) /SEC effective date 12/22/00
 /(//g//) /T. Rowe Price began sub-advising 03/09/04
 /(h) /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "Fund"), which is managed in a substantially similar fashion to the Principal Partners LargeCap Blend Fund, Inc. T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. The Fund's investment performance prior to May 1, 1999 reflects the Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.




                                                                    1998   1997   1996    1995
                                                                    ----------------------------
PRINCIPAL MIDCAP FUND, INC. - CLASS A/ (A)/                         -0.23  22.94  19.13   34.20
 Russell Midcap Index                                               10.10  29.01  19.00   34.46
 Morningstar Mid-Cap Blend Category Average                          6.77  26.45  20.44   28.71

PRINCIPAL PARTNERS BLUE CHIP FUND, INC. - CLASS A/ (B)/             16.55  26.25  16.78   33.19
 S&P 500 Index                                                      28.58  33.36  22.96   37.58
 Morningstar Large Blend Category Average                           21.95  27.43  20.37   31.99

PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC. - CLASS A/ (C)/
T. Rowe Price Institutional Large Cap Growth Strategy Composite
/(d)//(e)// /
 Russell 1000 Growth Index                                          38.71  30.49  23.12   37.19
 Morningstar Large Growth Category Average                          33.58  25.00  18.95   32.27

PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC. - CLASS A/ (//F//)/
T. Rowe Price U.S. Structured Research Strategy /(//G//)//(H)/
 S&P 500 Index                                                      28.58  33.36  22.96   37.58
 Morningstar Large Blend Category Average                           21.95  27.43  20.37   31.99

PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC. - CLASS A/ (//F//)/
 Russell 1000 Value Index                                           15.63  35.18  21.64   38.35
 Morningstar Large Value Category Average                           13.10  27.01  20.79   32.28

                                                                    ----------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 03/01/91
 /(c)/ SEC effective date 11/01/99
 /(//d//) /T. Rowe Price began sub-advising 08/24/04
 /(e) /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("Fund"), which is managed in a substantially similar fashion to the Principal Partners Equity Growth Fund, Inc. T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the Principal
 Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
 /(//f//) /SEC effective date 12/22/00
 /(//g//) /T. Rowe Price began sub-advising 03/09/04
 /(h) /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "Fund"), which is managed in a substantially similar fashion to the Principal Partners LargeCap Blend Fund, Inc. T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. The Fund's investment performance prior to May 1, 1999 reflects the Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.

PERFORMANCE RESULTS - DOMESTIC GROWTH FUNDS

MM625 Q-17
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

                                AVERAGE ANNUAL PERFORMANCE                                   ANNUAL PERFORMANCE
                                 (THROUGH MARCH 31, 2005)                                 (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004   2003    2002    2001    2000    1999    1998
                        --------------------------------------------     ------------------------------------------------------
PRINCIPAL PARTNERS
MIDCAP GROWTH FUND,
INC. - CLASS A/ (A)/    -2.44   4.87   3.44  -9.96    N/A  -11.48        10.60  47.44  -33.33  -28.07
Turner Midcap Growth
Composite                                    -9.61    N/A                                               -8.10  126.09   26.33
 Russell Midcap Growth
 Index                  -1.67   8.31   6.19   -7.3   9.91                15.48  42.72  -27.40  -20.16  -11.74   51.29   17.86
 Morningstar Mid-Cap
 Growth Category
 Average                -2.98    5.2   3.31  -6.78   9.29                12.93  36.09  -27.53  -21.28   -6.90   63.90   17.51

PRINCIPAL PARTNERS
SMALLCAP GROWTH FUND,
INC. -
 CLASS A/ (B)/          -4.72   5.02  -3.74    N/A    N/A  -11.76        10.22  43.81  -45.96  -31.23
 UBS U.S. Small
 Capitalization Growth
 Equity Composite/
 (C)/                                  7.23   2.70  12.45                                               24.24   45.42  -10.81
 Russell 2000 Growth
 Index                  -6.83   0.87   4.01   -6.6    5.8                14.31  48.53  -30.25   -9.23  -22.43   43.09    1.23
 Morningstar Small
 Growth Category
 Average                -4.89   2.06    3.7  -4.35   9.09                12.09  45.00  -28.42   -9.02   -5.71   61.45    4.49

PRINCIPAL REAL ESTATE
SECURITIES FUND, INC.
- CLASS A/ (//D//)/     -7.15   9.26  18.96  20.00    N/A   10.77        33.42  38.01    6.99    7.54   29.65   -4.76  -13.62
 Morgan Stanley REIT
 Index                  -7.44   8.62  16.78  19.18  13.73                31.49  36.74    3.64   12.83   26.81   -4.55  -16.90
 Morningstar Specialty
 - Real Estate
 Category Average       -6.62  10.14   17.9  19.28  14.76                31.88  36.89    4.10    8.93   25.83   -3.35  -15.79

PRINCIPAL SMALLCAP
FUND, INC. - CLASS A/
(//D//)/                -2.79   9.89   4.07  -3.21    N/A    4.04        19.13  36.41  -27.68    0.45  -14.03   43.22   -5.68
 Russell 2000 Index     -5.34   5.41   8.05   4.01  10.43                18.33  47.25  -20.48    2.49   -3.02   21.26   -2.55
 Morningstar Small
 Blend Category
 Average                 -2.9   9.02   9.16   9.41  12.59                18.86  42.77  -16.17    8.41   12.84   18.18   -3.64

                        --------------------------------------------     ------------------------------------------------------
 /(a)/ SEC effective date 03/01/00
 /(b)/ SEC effective date 12/22/00
 /(c) /UBS began sub-advising on 09/27/02
 /(//d//) /SEC effective date 12/31/97




                        1997   1996    1995
                        ---------------------
PRINCIPAL PARTNERS
MIDCAP GROWTH FUND,
INC. - CLASS A/ (A)/
Turner Midcap Growth    41.77
Composite
 Russell Midcap Growth  22.54  17.48   33.98
 Index
 Morningstar Mid-Cap    17.05  16.99   34.79
 Growth Category
 Average

PRINCIPAL PARTNERS
SMALLCAP GROWTH FUND,
INC. -
 CLASS A/ (B)/
 UBS U.S. Small         22.93  18.54   23.44
 Capitalization Growth
 Equity Composite/
 (C)/
 Russell 2000 Growth    12.95  11.26   31.04
 Index
 Morningstar Small      18.19  19.99   35.44
 Growth Category
 Average

PRINCIPAL REAL ESTATE
SECURITIES FUND, INC.
- CLASS A/ (//D//)/
 Morgan Stanley REIT    18.58  35.89   12.90
 Index
 Morningstar Specialty  23.05  31.68   15.17
 - Real Estate
 Category Average

PRINCIPAL SMALLCAP
FUND, INC. - CLASS A/
(//D//)/
 Russell 2000 Index     22.36  16.50   28.45
 Morningstar Small      26.12  19.66   25.51
 Blend Category
 Average

                        ---------------------
 /(a)/ SEC effective date 03/01/00
 /(b)/ SEC effective date 12/22/00
 /(c) /UBS began sub-advising on 09/27/02
 /(//d//) /SEC effective date 12/31/97

PERFORMANCE RESULTS - DOMESTIC GROWTH FUNDS

PERFORMANCE RESULTS - INTERNATIONAL GROWTH FUNDS

                                AVERAGE ANNUAL PERFORMANCE                                   ANNUAL PERFORMANCE
                                 (THROUGH MARCH 31, 2005)                                 (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004   2003    2002    2001    2000   1999    1998
                        --------------------------------------------     -----------------------------------------------------
PRINCIPAL
INTERNATIONAL EMERGING
MARKETS FUND, INC. -     1.30  17.19  18.04   3.12    N/A    5.80        25.67  57.43   -8.02   -5.11  -28.63  67.20  -17.42
 CLASS A/ (A)/
 MSCI Emerging Markets
 Free Index - ID          1.2  13.82  16.01   1.92   2.49                22.45  51.59   -7.97   -4.91  -31.86  63.70  -27.52
 Morningstar
 Diversified Emerging
 Markets Category
 Average                  1.2  15.42  17.98   4.12   5.85                23.75  55.30   -5.90   -3.73  -31.11  71.86  -27.03

PRINCIPAL
INTERNATIONAL FUND,
INC. - CLASS A/ (B)/     0.50  16.64  10.41  -2.41   7.13    7.44        20.39  32.42  -16.96  -24.97   -8.64  25.82    8.48
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND             -0.17  15.06  11.47  -1.14   5.41                20.25  38.59  -15.94  -21.44  -14.17  26.96   20.00
 Morningstar Foreign
 Large Blend Category
 Average                -0.38  12.48   8.76  -3.24   6.41                17.59  33.32  -16.91  -21.83  -16.02  40.08   13.55

PRINCIPAL
INTERNATIONAL SMALLCAP
FUND, INC. - CLASS A/
(A)/                     3.27  22.16  17.96  -0.86    N/A   11.71        29.49  52.46  -17.22  -23.87  -13.28  84.72   14.40
 Citigroup Extended
 Market Index (EMI)
 World ex US             3.75  22.09  21.54   7.13   7.44                28.76  53.73   -7.29  -15.69  -10.33  23.51   12.14
 Morningstar Foreign
 Small/Mid Growth
 Category Average        2.98  17.82  17.13  -2.86  13.24                23.97  54.07  -16.10  -24.67  -15.78  88.72   17.46

                        --------------------------------------------     -----------------------------------------------------
 /(a)/ SEC effective date 08/29/97
 /(b) /SEC effective date 05/12/81




                         1997   1996    1995
                        ----------------------
PRINCIPAL
INTERNATIONAL EMERGING
MARKETS FUND, INC. -
 CLASS A/ (A)/
 MSCI Emerging Markets  -13.41   3.92   -6.95
 Free Index - ID
 Morningstar             -3.68  13.35   -3.45
 Diversified Emerging
 Markets Category
 Average

PRINCIPAL                12.22  23.76   11.56
INTERNATIONAL FUND,
INC. - CLASS A/ (B)/
 MSCI EAFE (Europe,       1.78   6.05   11.21
 Australia, Far East)
 Index - ND
 Morningstar Foreign      5.99  12.31   10.76
 Large Blend Category
 Average

PRINCIPAL
INTERNATIONAL SMALLCAP
FUND, INC. - CLASS A/
(A)/
 Citigroup Extended      -9.40   7.25    5.25
 Market Index (EMI)
 World ex US
 Morningstar Foreign      9.67  20.59    7.44
 Small/Mid Growth
 Category Average

                        ----------------------
 /(a)/ SEC effective date 08/29/97
 /(b) /SEC effective date 05/12/81

PERFORMANCE RESULTS - INCOME FUNDS

                               AVERAGE ANNUAL PERFORMANCE                                   ANNUAL PERFORMANCE
                                (THROUGH MARCH 31, 2005)                                 (YEAR ENDED DECEMBER 31)

                                                          LIFE
                         YTD   1 YR   3 YR  5 YR  10 YR  OF FUND       2004  2003  2002   2001  2000   1999   1998  1997   1996
                        ------------------------------------------     ----------------------------------------------------------
PRINCIPAL BOND FUND,
INC. - CLASS A/ (A)/    -0.69   1.35  5.52  6.21  6.40    7.63         4.66  4.06   8.36  7.78   7.82  -3.04  7.14  10.96  2.27
 Lehman Brothers
 Aggregate Bond Index   -0.48   1.15  5.99  7.14  7.14                 4.34  4.11  10.26  8.42  11.63  -0.82  8.69   9.65  3.63
 Morningstar
 Intermediate-Term
 Bond Category Average  -0.63   0.79  5.44  6.35  6.38                 3.81  4.92   7.88  7.36   9.45  -1.22  7.42   8.76  3.30

PRINCIPAL GOVERNMENT
SECURITIES INCOME
FUND, INC. -            -0.55   0.85  3.74  5.52  6.25    7.79         3.11  1.39   8.22  6.75  10.90   0.01  7.19   9.69  3.85
 CLASS A/ (B)/
 Lehman Brothers
 Government/Mortgage
 Index                  -0.27   1.35   5.4  6.73  6.94                 4.08  2.73  10.06  7.71  12.29  -0.54  8.72   9.54  3.68
 Morningstar
 Intermediate
 Government Category
 Average                -0.38   0.79  4.52  5.79  5.94                 3.39  2.15   9.07  6.84  10.76  -1.44  7.45   8.45  2.80

PRINCIPAL LIMITED TERM
BOND FUND, INC. -
CLASS A/ (C)/           -0.52  -0.91  3.37  4.75   N/A    4.79         0.90  2.37   7.25  6.29   8.67   0.96  6.70   6.74  4.85
 Lehman Brothers
 Mutual Fund 1-5
 Gov't/Credit Index     -0.65  -0.54   4.2   5.8  6.04                 1.85  3.35   8.12  9.03   8.91   2.09  7.63   7.13  4.67
 Morningstar
 Short-Term Bond
 Category Average       -0.31   0.05   3.1   4.6  5.16                 1.60  2.39   5.24  7.32   8.14   2.12  6.28   6.51  4.35

PRINCIPAL TAX-EXEMPT
BOND, INC. - CLASS A/
(D)/                    -0.39   1.82  5.45  5.69  5.61    6.61         3.56  4.51   9.20  5.68   7.96  -3.17  5.08   9.19  4.60
 Lehman Brothers
 Municipal Bond Index   -0.04   2.67   6.1  6.58  6.33                 4.48  5.32   9.60  5.13  11.68  -2.06  6.48   9.20  4.43
 Morningstar Muni
 National Long
 Category Average        -0.2   2.14  5.34  5.72  5.35                 3.78  4.88   7.96  4.03  10.17  -4.86  5.31   9.27  3.31

                        ------------------------------------------     ----------------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 05/12/85
 /(c) /SEC effective date 02/29/96
 /(d) /SEC effective date 03/20/86




                         1995
                        -------
PRINCIPAL BOND FUND,     22.28
INC. - CLASS A/ (A)/
 Lehman Brothers         18.47
 Aggregate Bond Index
 Morningstar             17.35
 Intermediate-Term
 Bond Category Average

PRINCIPAL GOVERNMENT     19.19
SECURITIES INCOME
FUND, INC. -
 CLASS A/ (B)/
 Lehman Brothers         17.81
 Government/Mortgage
 Index
 Morningstar             16.42
 Intermediate
 Government Category
 Average

PRINCIPAL LIMITED TERM
BOND FUND, INC. -
CLASS A/ (C)/
 Lehman Brothers         12.88
 Mutual Fund 1-5
 Gov't/Credit Index
 Morningstar             11.48
 Short-Term Bond
 Category Average

PRINCIPAL TAX-EXEMPT     20.72
BOND, INC. - CLASS A/
(D)/
 Lehman Brothers         17.46
 Municipal Bond Index
 Morningstar Muni        17.14
 National Long
 Category Average

                        -------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 05/12/85
 /(c) /SEC effective date 02/29/96
 /(d) /SEC effective date 03/20/86

IMPORTANT NOTES TO THE APPENDIX


CITI GROUP EXTENDED MARKET INDEX (EMI) WORLD EX-US is an unmanaged index of the stock returns of the smallest 20% of companies of each individual country included in the index.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of investment-grade, tax-exempt bonds which have been issued within the last five years and which have at least one year to maturity.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY REIT INDEX is an unmanaged index comprised of the most actively-traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN SMALL/MID GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in small- and mid-sized international stocks that are growth-oriented. Small-cap and mid-cap stocks have market capitalizations less than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.
MM625 Q-17
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

MORNINGSTAR MUNI NATIONAL LONG CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in municipal bonds with maturities of 10 years or more that are issued by various state and local governments to fund public projects and are free from federal taxes.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.



                    Supplement dated February 25, 2005 to the
              Principal Mutual Funds Prospectus dated March 1, 2005

On February 24, 2005, the Board of Directors of each Principal Mutual Fund unanimously approved a proposed reorganization providing for the combination of each of the Principal Mutual Funds ("PMF") (the "Acquired Funds") into a corresponding separate series (each an "Acquiring Fund") of Principal Investors Fund, Inc. ("PIF") (the "Reorganization"). All the PMF and PIF funds are sponsored by Principal Life Insurance Company and have the same investment advisor, Principal Management Corporation. Combining the PMF funds into PIF is intended to create a larger, single fund family that is expected to achieve economies of scale and operate with greater efficiency and lower overall costs. Each of the Acquired Funds and its corresponding Acquiring Fund has the same or substantially similar investment objectives, and many have the same Sub-Advisors. In most cases, the Acquiring Funds are expected to have the same or lower expense ratios than their corresponding Acquired Funds, and the Acquiring Funds generally have had stronger performance records.

Pending shareholder approval at a Special Meeting of Shareholders for each Acquired Fund, tentatively scheduled for June 2005, an Acquiring Fund will acquire substantially all of the assets and liabilities of the corresponding Acquired Fund. In exchange, shareholders of the Acquired Fund will receive shares of the same class of shares of the corresponding Acquiring Fund with an aggregate value equivalent to the aggregate net asset value of the Acquired Fund shares at the time of the transaction. If the proposed Reorganization is not approved by the shareholders of an Acquired Fund, the Board of that Fund will need to consider other alternatives relating to the operations of the Fund and will take such action as it deems appropriate and in the best interests of the shareholders of that Fund.

     Acquired Fund                                                Acquiring Fund
Principal Balanced Fund, Inc.                            PIF Disciplined LargeCap Blend Fund
Principal Bond Fund, Inc.                                PIF Bond & Mortgage Securities Fund
Principal Capital Value Fund, Inc.                       PIF LargeCap Value Fund
Principal Cash Management Fund, Inc.                     PIF Money Market Fund
Principal Equity Income Fund, Inc.                       PIF Equity Income Fund
Principal Government Securities Income Fund, Inc.        PIF Government Securities Fund
Principal Growth Fund, Inc.                              PIF LargeCap Growth Fund
Principal International Fund, Inc.                       PIF Diversified International Fund
Principal International Emerging Markets Fund, Inc.      PIF International Emerging Markets Fund
Principal International SmallCap Fund, Inc.              PIF Diversified International Fund
Principal LargeCap Stock Index Fund, Inc.                PIF LargeCap S&P 500 Index Fund
Principal Limited Term Bond Fund, Inc.                   PIF High Quality Short-Term Bond Fund
Principal MidCap Fund, Inc.                              PIF MidCap Blend Fund
Principal Partners Blue Chip Fund, Inc.                  PIF Partners LargeCap Blend Fund I
Principal Partners Equity Growth Fund, Inc.              PIF Partners LargeCap Growth Fund I
Principal Partners LargeCap Blend Fund, Inc.             PIF Partners LargeCap Blend Fund
Principal Partners LargeCap Value Fund, Inc.             PIF Partners LargeCap Value Fund
Principal Partners MidCap Growth Fund, Inc.              PIF Partners MidCap Growth Fund
Principal Partners SmallCap Growth Fund, Inc.            PIF Partners SmallCap Growth Fund II
Principal Real Estate Securities Fund, Inc.              PIF Real Estate Securities Fund
Principal SmallCap Fund, Inc.                            PIF SmallCap Blend Fund
Principal Tax Exempt Bond Fund, Inc.                     PIF Tax Exempt Bond Fund

A Profile for each Acquiring Fund is included for your reference. The sections of the Principal Mutual Funds prospectus describing The Costs of Investing, Certain Investment Strategies and Related Risks, Pricing of Fund Shares, Dividends and Distributions, How to Buy Shares, How to Redeem (Sell) Shares and How to Exchange Among the Principal Mutual Funds also describe the day-to-day functions and shareholder services available for the Class A and Class B shares of PIF.

        Class A shares and Class B shares of the Principal Investors Fund will not be offered for sale until July 1, 2005.

If we receive your purchase order for an Acquired Fund on July 1, 2005 or later, we will purchase shares of the corresponding Acquiring Fund. Effective August 1, 2005, you must use the Principal Investors Fund forms and applications which you may obtain by contacting your registered representative or visiting www.principal.com and following the instructions to obtain forms and applications. If you use a PMF form or application after August 1, 2005, it may result in a processing delay.


The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any Fund, nor is it a solicitation of any proxy. For more information regarding any Principal Investors Fund, or to receive a free copy of the prospectus/information statement relating to the Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-247-4123. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Read the prospectus/proxy statement carefully before making any investment decisions.



                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP BLEND FUND I

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital. Though the percentages are not fixed, Goldman Sachs Assets Management LP (GSAM) manages approximately 70% of the Fund's assets and Wellington Management Company, LLP (Wellington Management) manages approximately 30%.

MAIN STRATEGIES
The Fund invests primarily in stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's 500 Index) at the time of purchase.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including GDP growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.Wellington Management then selects portfolio investments on the basis of fundamental analysis which involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic treads and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earning growth, they may also involve greater risk than securities that do not have the same potential.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Generally investors prefer investing in larger, established companies and are willing to accept the risks of investing in common stocks.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISORS
The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.

Goldman Sachs Assets Management ("GSAM"), is part of the Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM is located at 32 Old Slip, New York, NY 10005. As of December 31, 2004, GSAM reported $422.8 billion in total assets under management and/or distribution (including
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ seed capital and excluding assets under supervision).


Wellington Management Company, LLP ("Wellington Management") traces its origins to 1928. It is located at 75 State Street, Boston, MA 02109. As of December 31, 2004, Wellington Management managed approximately $469.9 billion in assets.


DAY-TO-DAY MANAGEMENT

MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.


MELISSA BROWN . Managing Director, Goldman. Ms. Brown joined the firm as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.


GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team. Mr. Chropuvka joined GSAM in 1998. He received his Masters in Financial Engineering from Columbia University. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University. He has earned the right to use the Chartered Financial Analyst designation.


ROBERT C. JONES . Managing Director, Goldman. Mr. Jones joined the firm as a portfolio manager in 1989.


JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.


MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983. He has earned the right to use the Chartered Financial Analyst designation.


MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.45%    0.45%
12b-1 Fees............   0.19     0.93
Other Expenses .......   0.43     0.50
                        ------  -------
  Total Fund Operating
              Expenses   1.07%    1.88%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $678                                      $896    $1,131     $1,806

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $603                       $920    $1,249     $1,890

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $191                          $591    $1,016     $1,890

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            BOND & MORTGAGE SECURITIES FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate maturity fixed-income securities with a dollar weighted average maturity in the 3-6 years range. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. fixed-income securities and taxable municipal bonds, rated in the four highest grades by a nationally recognized statistical rating organization or, if unrated, in the opinion of the Sub-Advisor are of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades but not lower than CCC-
  (Standard & Poor's rating).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The Fund may invest in fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of these securities may be affected by the credit rating of the entity that issued the security and its maturity.

The mortgage-backed securities that the Fund may invest in are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities and may increase the volatility of the Fund.


The Fund may invest in securities issued by government-sponsored enterprises (such as the Federal Home Loan Bank). Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the US government, their securities are neither issued or guaranteed by the US Treasury.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in finance from Drake University and a bachelor's degree in accounting and economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).



                      FUND OPERATING EXPENSES (ESTIMATED)

                                           CLASS         CLASS
                                               A             B
                                           -----         -----
Management Fees......................       0.54%         0.54%
12b-1 Fees...........................       0.20          0.78
Other Expenses ......................       0.25          0.33
                                       ----------       -------
        Total Fund Operating Expenses       0.99%         1.65%
Fee Reducion and/or Expense
Reimbursement .......................       0.05          0.05
                                       ----------       -------
                         Net Expenses       0.94%         1.60%

*The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for a period of four years to insure the Net Expenses will not exceed 0.94% for Class A and 1.60% for Class B. This waiver will remain in effect through June 30, 2009.



                                       *
                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $566                                      $760     $970      $1,575

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $576                       $837    $1,107     $1,641

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $163                          $505     $871      $1,641

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            EQUITY INCOME FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks to achieve high current income and long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing primarily in equity securities, preferred securities, real estate investment trusts (REITs) and convertible securities. In selecting securities, emphasis on securities with potentially high dividend yields. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund may invest up to 20% of its assets in securities of foreign companies.

When determining how to invest the Fund's assets in equity securities, Principal seeks stocks that it believes are undervalued in the marketplace at the time of purchase. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on the determination that a stock is selling below its fair market value; an early recognition of changes in a company's underlying fundamentals; an evaluation of the sustainability of fundamental changes; and monitoring a stock's behavior in the market.


In selecting preferred securities for the Fund, Principal focuses on the financial services industry (i.e., banking, insurance and commercial finance). For a security to be considered for the Fund, Principal will assess the credit risk within the context of the yield available on the preferred security. The sub-advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue to increase.


REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. In selecting REITs for the Fund, Principal focuses on equity REITs which primarily own property and generate revenue from rental income. Principal seeks to diversify the Fund's REIT holdings by property types (e.g. apartment REITs, mall REITs, office and industrial REITs).


MAIN RISKS
The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


Equity REITs are affected by the changes in the value of the properties owned by the trust. They may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s)). In addition, they may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments) and are subject to cash flow dependency of its tenants.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.60%    0.60%
12b-1 Fees............   0.24     0.92
Other Expenses .......   0.41     0.56
                        ------  -------
  Total Fund Operating
              Expenses   1.25%    2.08%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $695                                      $949    $1,222     $1,999

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $623                       $979    $1,350     $2,098

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $211                          $652    $1,119     $2,098

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            GOVERNMENT SECURITIES FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in securities that are issued by the U.S. Government, its agencies or instrumentalities. Additionally the Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor to be of equivalent quality. The Fund may also hold cash and cash equivalents.

The basic investment philosophy of the Sub-Advisor is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they no longer represent good long-term value.


MAIN RISKS
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

The Fund may invest in securities issued by government-sponsored enterprises (such as the Federal Home Loan Bank). Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the US government, their securities are neither issued or guaranteed by the US Treasury.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

MARK KARSTROM. . Mr. Karstrom is a portfolio manager at Principal with responsibility for mortgage-backed securities. Prior to joining Principal in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

II candidate for the Chartered Financial Analyst Designation.


MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in the management of mortgage-backed securities and high quality short, intermediate and long duration portfolios. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.40%    0.40%
12b-1 Fees............   0.19     0.92
Other Expenses .......   0.18     0.23
                        ------  -------
  Total Fund Operating
              Expenses   0.77%    1.55%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $550                                      $709     $883      $1,384

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $571                       $822    $1,082     $1,537

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $158                          $490     $845      $1,537

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            HIGH QUALITY SHORT-TERM BOND FUND

                            CLASS A



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities with a dollar weighted average maturity of 4 years or less. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. fixed-income securities of U.S. issuers rated in the three highest grades by a nationally recognized statistical rating organization or, if unrated, in the opinion of the Sub-Advisor are of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
The Fund may invest in fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of these securities may be affected by the credit rating of the entity that issued the security and its maturity.

The Fund may invest in securities issued by government-sponsored enterprises (such as the Federal Home Loan Bank). Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the US government, their securities are neither issued or guaranteed by the US Treasury.


The mortgage-backed securities in which the Fund may invest are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities and may increase the volatility of the Fund.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He is a manager of ultra short, stable value, high quality short and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ earned the right to use the Chartered Financial Analyst designation.


MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in the management of mortgage-backed securities and high quality short, intermediate and long duration portfolios. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.



                      FUND OPERATING EXPENSES (ESTIMATED)

Management Fees...............   0.40%
12b-1 Fees....................   0.15
Other Expenses ...............   0.20
                                ------
 Total Fund Operating Expenses   0.75%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                             $77                                $240     $417       $930

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            DIVERSIFIED INTERNATIONAL FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled anywhere in the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries.


In choosing investments for the Fund, the Sub-Advisor pays particular attention to the long-term earnings prospects of the various companies under consideration. The Sub-Advisor then weighs those prospects relative to the price of the security.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could also lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative.


Investments in emerging market countries involve special risks. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager leading the management of core international equity portfolios. He joined the firm in 1992 and has been a member of the international equity team since 1995. Mr. Blankenhagen received his MBA from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation.


JULIET COHN . Ms. Cohn Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.


CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes primarily in the analysis of international technology companies. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.90%    0.90%
12b-1 Fees............   0.17     0.56
Other Expenses*.......   0.34     0.45
                        ------  -------
  Total Fund Operating
              Expenses   1.41%    1.91%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $710                                      $996    $1,302     $2,169

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $606                       $929    $1,264     $2,042

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $194                          $600    $1,032     $2,042

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            INTERNATIONAL EMERGING MARKETS FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country that is considered to be an emerging country by the international financial community. The Sub-Advisor focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in equity securities of the following:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could also lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


Investments in emerging market countries involve special risks. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they may also involve greater risk.


The Fund may actively trade securities in an attempt to achieve its investment objective. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.


MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   1.35%    1.35%
12b-1 Fees............   0.25     0.83
Other Expenses .......   0.50     0.59
                        ------  -------
  Total Fund Operating
              Expenses   2.10%    2.77%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $776                                     $1,195   $1,639     $2,866

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $689                      $1,180   $1,688     $2,864

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $280                          $859    $1,464     $2,864

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP GROWTH FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase.

The Sub-Advisor uses a "bottom-up" approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's estimation of current and future sales growth and operating margins.


The Sub-Advisor places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. The Sub-Advisor constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Columbus Circle Investors ("CCI") is an affiliate of Principal Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2004, CCI had approximately $3.9 billion in assets under management.


DAY-TO-DAY MANAGEMENT

ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.55%    0.55%
12b-1 Fees............   0.19     0.92
Other Expenses .......   0.36     0.43
                        ------  -------
  Total Fund Operating
              Expenses   1.10%    1.90%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $681                                      $905    $1,146     $1,838

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $605                       $926    $1,259     $1,916

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $193                          $597    $1,026     $1,916

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP S&P 500 INDEX FUND

                            CLASS A



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's 500/(R)/ Index*. The Sub-Advisor attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P
500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance. The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. The Fund's portfolio may be weighted differently from the Index particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the Index is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments and prefer a passive rather than active management style.

* Standard & Poor's/(R)/ and S&P 500/(R)/ are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Principal Life Insurance Company and the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)

Management Fees...............   0.15%
12b-1 Fees....................   0.15
Other Expenses ...............   0.46
                                ------
 Total Fund Operating Expenses   0.76%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                             $78                                $243     $422       $942

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP VALUE FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) the time of purchase.

The Fund invests in stocks that, in the opinion of the Sub-Advisor are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/ earning ratios (P/E) and above average dividend yields relative to the overall market. The Fund's investments are selected primarily on a determination that a stock is undervalued, changes in a company's underlying fundamentals, sustainability of fundamental changes and the stock's behavior in the market.


The Sub-Advisor focuses its stock selections on established companies that it believes have a sustainable competitive advantage. It constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and /or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may suffer a decline. These factors contribute to price volatility.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under perform compared to other market segments or to the equity markets as a whole. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.45%    0.45%
12b-1 Fees............   0.14     0.73
Other Expenses .......   0.20     0.31
                        ------  -------
  Total Fund Operating
              Expenses   0.79%    1.49%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $651                                      $813     $989      $1,497

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $566                       $804    $1,051     $1,501

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $152                          $471     $813      $1,501

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MONEY MARKET FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. In the opinion of the Sub-Advisor, the securities selected present minimal credit risks. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. bank obligations;
.. commercial paper; and
.. corporate debt which at the time of purchase by the Fund has 397 days or less remaining until maturity.

MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking monthly dividends without incurring much principal risk.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

TRACY REEG . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a bachelor's degree in finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).


ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/ commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.40%    0.40%
12b-1 Fees............   0.00     0.22
Other Expenses .......   0.23     0.30
                        ------  -------
  Total Fund Operating
              Expenses   0.63%    0.92%





                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                   $64                                      $202     $351       $786

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $510                       $632     $754      $1,010

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $94                           $293     $509      $1,010

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MIDCAP BLEND FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Index) at the time of purchase.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, the Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


The Sub-Advisor uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's estimation of forward-looking rates of return.


The Sub-Advisor focuses its stock selection on companies it believes have sustainable competitive advantages and constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for short-term fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)*

                                          CLASS          CLASS
                                              A              B
                                          -----          -----
Management Fees...................         0.65%          0.65%
12b-1 Fees........................         0.20           0.45
Other Expenses ...................         0.26           0.31
                                    ------------        -------
     Total Fund Operating Expenses         1.11%          1.41%
Fee Reduction and/or Expense
Reimbursement ....................         0.09           0.09
                                    ------------        -------
                      Net Expenses         1.02%          1.32%

*The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for a period of three years to insure the Net Expenses will not exceed 1.02% for Class A and 1.32% for Class B. This waiver will remian in effect through June 30, 2008.





                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $673                                      $881    $1,106     $1,751

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $549                       $753     $963      $1,470

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $134                          $418     $723      $1,470

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP BLEND FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offer superior growth prospects or whose stock is undervalued. Under normal market conditions, the Fund invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Index ("S&P 500 Index")).

The Sub-Advisor uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index Individual holdings within each sector, and their weights within the portfolio, can vary substantially from Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and oversees the quantitative analysis that helps the analysts manage their industry-specific portfolios.


The Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value.


Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.

The Fund is also subject to sector risk which is the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under perform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Generally investors prefer investing in larger, established companies and are willing to accept the risks of investing in common stocks.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), together with its affiliates,
T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.


DAY-TO-DAY MANAGEMENT

WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., Director of Global Equity
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

Research, and a member of the Equity Steering Committee. He joined the firm in 1987. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He holds the Chartered Financial Analyst designation.


RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, and a Portfolio Manager in the Systematic Equity Group. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He holds the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.75%    0.75%
12b-1 Fees............   0.25     0.93
Other Expenses .......   0.43     0.50
                        ------  -------
  Total Fund Operating
              Expenses   1.43%    2.18%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost or Class A would be:

                                 1 YEAR                                   3 YEARS  5 YEARS   10 YEARS
                                 ------                                   -------  -------   --------
                                  $712                                    $1,001   $1,312     $2,190

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $632                      $1,008   $1,399     $2,234

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $221                          $682    $1,169     $2,234

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP GROWTH FUND I

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies in the Russell 1000 Growth Index the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives then the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), together with its affiliates,
T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.


DAY-TO-DAY MANAGEMENT

ROBERT W. SHARPS, CFA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to join-
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ ing the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



                      FUND OPERATING EXPENSES (ESTIMATED)

Management Fees.......  0.74%   0.74%
12b-1 Fees............  0.25    0.93
Other Expenses*.......  0.54    0.59
                        -----  ------
  Total Fund Operating
              Expenses  1.53%   2.26%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $726                                     $1,031   $1,361     $2,294

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $640                      $1,032   $1,439     $2,604

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $229                          $706    $1,210     $2,604

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP VALUE FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase.

The Sub-Advisor employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what the Sub-Advisor believes is the issuer's intrinsic value; or
.. appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to the Sub-Advisor to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that the Sub-Advisor believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For the Sub-Advisor, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under perform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

AllianceBernstein Investment Research and Management, a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Bernstein"). As of December 31, 2004 Alliance managed $538 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.


DAY-TO-DAY MANAGEMENT

MARILYN G. FEDAK . Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors, in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

Ms. Fedak is a member of the Small-Capitalization, International, Global, Global Balanced, Canadian Equity and Advanced Value Investment Policy Groups, and the Private Client Investment Group. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972, and is a Chartered Financial Analyst.


JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University, and is a Chartered Financial Analyst.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.78%    0.78%
12b-1 Fees............   0.25     0.92
Other Expenses .......   0.43     0.50
                        ------  -------
  Total Fund Operating
              Expenses   1.46%    2.20%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $715                                     $1,010   $1,327     $2,221

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $634                      $1,014   $1,409     $2,259

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $223                          $688    $1,180     $2,259

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS MIDCAP GROWTH FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in companies with market capitalizations similar to companies in the Russell Midcap Growth Index at the time of purchase.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Index.


The Sub-Advisor selects stocks that it believes have strong earnings growth potential. It invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. The Sub-Advisor believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may under perform compared to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis.


The Fund may actively trade securities in an attempt to achieve its investment objective. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Turner Investment Partners, Inc. ("Turner") was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2004, Turner had discretionary management authority with respect to approximately $15.8 billion in assets.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

DAY-TO-DAY MANAGEMENT

CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.


WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.


ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He has earned the right to use the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)*

                                        CLASS          CLASS
                                            A              B
                                        -----          -----
Management Fees..................        1.00%          1.00%
12b-1 Fees.......................        0.25           0.92
Other Expenses ..................        0.62           0.68
                                   -----------        -------
    Total Fund Operating Expenses        1.87%          2.60%
Fee Reduction and/or Expense
Reimbursement ...................        0.12           0.10
                                        -----          -----
                     Net Expenses        1.75%          2.50%

*The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for a period of three years to insure the Net Expenses will not exceed 1.75% for Class
 A and 2.50% for Class B. This
 waiver will continue through June 30, 2008.





                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $743                                     $1,094   $1,469     $2,519

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $663                      $1,102   $1,557     $2,565

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $253                          $779    $1,331     $2,565

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS SMALLCAP GROWTH FUND II

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they may also involve greater risks. The Fund is also subject to the risk that its principal market segment, small capitalization growth stocks, may under perform compared to the equity markets as a whole.


The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

UBS Global Asset Management (Americas) Inc., located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor and a subsidiary of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the UBS Global Asset Management group of UBS AG managed approximately $527.4 billion in assets.


Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset Management which is owned by eleven inside shareholders and one outside minority shareholder. As of December 31, 2004, Emerald managed approximately $2.0
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.


DAY-TO-DAY MANAGEMENT

PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.


KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.


STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and interactive television companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He completed the Certified Financial Analyst Level I exams.



                      FUND OPERATING EXPENSES (ESTIMATED)

                                          CLASS          CLASS
                                              A              B
                                          -----          -----
Management Fees...................         1.00%          1.00%
12b-1 Fees........................         0.25           0.91
Other Expenses*...................         0.87           0.94
                                    ------------        -------
     Total Fund Operating Expenses         2.12%          2.85%
Fee Reduction and/or Expense
Reimbursement ....................         0.17           0.15
                                          -----          -----
                      Net Expenses         1.95%          2.70%

*The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for a period of three years to insure the Net Expenses will not exceed 1.95% for Class A and 2.70% for Class B. This waiver will remain in effect through June 30, 2008.





                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $762                                     $1,152   $1,567     $2,719

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $682                      $1,159   $1,654     $2,767

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $273                          $838    $1,430     $2,767

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            DISCIPLINED LARGECAP BLEND FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 95% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, the Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


The Sub-Advisor believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process is designed to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.

The Fund is also subject to sector risk which is the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under perform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Generally investors prefer investing in larger, established companies and are willing to accept the risks of investing in common stocks.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products.
 Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.


JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal Global Investors. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He holds the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.60%    0.60%
12b-1 Fees............   0.20     0.93
Other Expenses .......   0.41     0.47
                        ------  -------
  Total Fund Operating
              Expenses   1.21%    2.00%








                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $691                                      $937    $1,202     $1,957

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $615                       $955    $1,310     $2,028

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $203                          $627    $1,078     $2,028

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            REAL ESTATE SECURITIES FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor focuses on equity REITs.

In selecting securities for the Fund, the Sub-Advisor uses a fundamental company analysis which utilizes a free cash flow model. The Sub-Advisor attempts to leverage its relationship with its affiliated real estate professionals to identify regions and assets classes for investment.


MAIN RISKS
The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money

Under normal market conditions the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. As of December 31, 2004, Principal - REI, had approximately $28.2 billion in assets. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.85%    0.85%
12b-1 Fees............   0.25     0.91
Other Expenses .......   0.47     0.51
                        ------  -------
  Total Fund Operating
              Expenses   1.57%    2.27%








                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $726                                     $1,042   $1,381     $2,335

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $641                      $1,035   $1,444     $2,347

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $230                          $709    $1,215     $2,347

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            SMALLCAP BLEND FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, the Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they may also involve greater risks.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may under perform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may under perform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ a Bachelor's degree in Finance/ Economics from the University of Missouri-Columbia. He holds the Chartered Financial Analyst designation.






                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.75%    0.75%
12b-1 Fees............   0.22     0.93
Other Expenses*.......   0.47     0.49
                        ------  -------
  Total Fund Operating
              Expenses   1.44%    2.17%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $713                                     $1,004   $1,317     $2,200

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $631                      $1,005   $1,394     $2,231

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $220                          $679    $1,164     $2,231

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            TAX-EXEMPT BOND FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks a high level of current income exempt from federal income tax.

MAIN STRATEGIES
The Fund invests in a diversified portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer's bond counsel, interest on these obligations is exempt from federal income tax. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations. During normal market conditions, the Fund will not invest more than 20% of its assets in securities that are not rated in the four highest grades by Moody's Investors Service, Inc. ("Moody's"). Under unusual market or economic conditions and for temporary defensive purposes, the Fund may invest more than 20% of its assets in taxable securities.

Up to 20% of Fund assets may be invested in fixed-income securities rated lower than BBB by S&P or Baa by Moody's. The Fund will not purchase municipal bonds rated lower than B by Moody's or S&P. It also will not buy municipal notes or commercial paper which are unrated or are not comparable in quality to rated securities.


MAIN RISKS
The Fund may not invest more than 5% of its assets in the securities of any one issuer (except the U.S. government) but may invest without limit in obligations of issuers located in the same state. It may also invest in debt obligations that are repayable out of revenue from economically related projects or facilities. This represents a risk to the Fund since an economic, business or political development or change affecting one security could also affect others.

The Fund may purchase industrial development bonds. These securities are issued by industrial development authorities. They may only be backed by the assets and revenues of the industrial corporation which uses the facility financed by the bond.


Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. The value of debt securities may also be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and short maturity bonds.


INVESTOR PROFILE
The Fund may be appropriate for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment. Investment in the Fund is not appropriate for IRA or other tax-advantaged accounts.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

THOMAS V. CATUS, CFA . Mr. Catus is a portfolio analyst for Principal specializing in municipal bonds. Prior to joining Principal in 2000, he was a chief financial officer at Franklin Leasing and a fixed income analyst and trader at Cleary Gull. Mr. Catus received an MBA in finance from the University of Iowa and a BBA in transportation and logistics from Iowa State University. He is a CFA charter-
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ holder and a member of the Iowa Society of Financial Analysts.



                      FUND OPERATING EXPENSES (ESTIMATED)

                                        CLASS          CLASS
                                            A              B
                                        -----          -----
Management Fees..................        0.50%          0.50%
12b-1 Fees.......................        0.21           0.54
Other Expenses ..................        0.06           0.12
                                   -----------        -------
    Total Fund Operating Expenses        0.77%          1.16%
Fee Reduction and/or Expense
Reimbursement ...................        0.01           0.01
                                        -----          -----
                     Net Expenses        0.76%          1.15%

*The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for a period of three years to insure the Net Expenses will not exceed 0.76% for Class
 A and 1.15% for Class B. This waiver will continue through June 30, 2008.


                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $549                                      $706     $877      $1,372

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $533                       $701     $875      $1,238

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $117                          $365     $633      $1,238










                             PRINCIPAL MUTUAL FUNDS



DOMESTIC GROWTH-ORIENTED FUNDS      INTERNATIONAL GROWTH-ORIENTED FUNDS
------------------------------      -----------------------------------
PRINCIPAL BALANCED FUND, INC.       PRINCIPAL INTERNATIONAL EMERGING MARKETS
                                    FUND, INC.
PRINCIPAL CAPITAL VALUE FUND, INC.  PRINCIPAL INTERNATIONAL FUND, INC.
PRINCIPAL EQUITY INCOME FUND, INC.  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
PRINCIPAL GROWTH FUND, INC.
PRINCIPAL LARGECAP STOCK INDEX      INCOME-ORIENTED FUNDS
FUND, INC.                          ---------------------
PRINCIPAL MIDCAP FUND, INC.         PRINCIPAL BOND FUND, INC.
PRINCIPAL PARTNERS BLUE CHIP FUND,  PRINCIPAL GOVERNMENT SECURITIES INCOME
INC.                                FUND, INC.
PRINCIPAL PARTNERS EQUITY GROWTH    PRINCIPAL LIMITED TERM BOND FUND, INC.
FUND, INC.
PRINCIPAL PARTNERS LARGECAP BLEND   PRINCIPAL TAX-EXEMPT BOND FUND, INC.
FUND, INC.
PRINCIPAL PARTNERS LARGECAP VALUE
FUND, INC.
PRINCIPAL PARTNERS MIDCAP GROWTH    MONEY MARKET FUND
FUND, INC.                          -----------------
PRINCIPAL PARTNERS SMALLCAP GROWTH  PRINCIPAL CASH MANAGEMENT FUND, INC.
FUND, INC.
PRINCIPAL REAL ESTATE SECURITIES
FUND, INC.
PRINCIPAL SMALLCAP FUND, INC.





This Prospectus describes Mutual Funds organized by Principal Life Insurance Company/(R)/ ("Principal Life"). The Funds provide a choice of investment objectives through the Funds listed above.





               The date of this Prospectus is March 1, 2005.


As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................

 Domestic Growth-Oriented Funds.........................................
  Balanced Fund.........................................................

  Capital Value Fund....................................................

  Equity Income Fund....................................................

  Growth Fund...........................................................

  LargeCap Stock Index Fund.............................................

  MidCap Fund...........................................................

  Partners Blue Chip Fund...............................................

  Partners Equity Growth Fund...........................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Value Fund..........................................

  Partners MidCap Growth Fund...........................................

  Partners SmallCap Growth Fund.........................................

  Real Estate Securities Fund...........................................

  SmallCap Fund.........................................................


 International Growth-Oriented Funds....................................
  International Emerging Markets Fund...................................

  International Fund....................................................

  International SmallCap Fund...........................................


 Income Funds...........................................................
  Bond Fund.............................................................

  Government Securities Income Fund.....................................

  Limited Term Bond Fund................................................

  Tax-Exempt Bond Fund..................................................


 Money Market Fund......................................................
  Cash Management Fund..................................................


The Costs of Investing..................................................

Certain Investment Strategies and Related Risks.........................

Management, Organization and Capital Structure..........................

Pricing of Fund Shares..................................................

Dividends and Distributions.............................................

How to Buy Shares.......................................................

How to Redeem (Sell) Shares.............................................

How to Exchange Shares Among Principal Mutual Funds.....................

General Information about a Fund Account................................

Financial Highlights....................................................

Appendix A..............................................................

FUND DESCRIPTIONS


The Principal Mutual Funds have four categories of funds: domestic growth-oriented funds, international growth-oriented funds, income-oriented funds and a money market fund. Principal Management Corporation*, the "Manager" of each of the Funds, has selected a Sub-Advisor for certain Funds based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Manager seeks to provide a wide range of investment approaches through the Principal Mutual Funds.


The Sub-Advisors are:

.. AllianceBernstein Investment Research and Management ("Bernstein") .. Emerald Advisers, Inc. ("Emerald")
.. Goldman Sachs Asset Management LP ("GSAM")

.. Principal Global Investors, LLC*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")

.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")
.. Wellington Management Company, LLP ("Wellington Management")
  * Principal Management Corporation, Principal and Principal Life are members of the Principal Financial Group/(R)/.


All Funds (except the LargeCap Stock Index and Limited Term Bond Funds) offer both Class A and Class B shares through this prospectus.
.. Class A shares which are generally sold with a sales charge that is a variable percentage based on the amount of the purchase; and .. Class B shares which are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase.

The LargeCap Stock Index and Limited Term Bond Funds offered Class B shares until February 28, 2005. At that time, Class B shares of each of those Funds were automatically converted to Class A shares of the same Fund.


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS

These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. You should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS

A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:

.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Mutual Funds at 1-800-247-4123 to get the current 7-day yield for the Cash Management Fund.


FEES AND EXPENSES

The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets) and are shown as of the end of the most recent fiscal year. A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in a Fund for the time periods indicated. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Mutual Funds, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PRINCIPAL BALANCED FUND, INC.
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

MAIN STRATEGIES

The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

In making its selection of common stocks, the Sub-Advisor, Principal, looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Principal buys stocks with the objective of long-term capital appreciation. From time to time, Principal purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Principal may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 20% of its assets in securities of foreign companies.


Fixed-income securities are purchased to generate income and for capital appreciation purposes when Principal thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 10% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


Because the Fund invests in both stocks and bonds, the Fund may under perform stock funds when stocks are in favor and under perform bond funds when bonds are in favor. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking current income as well as long-term growth of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

 LOGO
 1995   23.39
1996    13.00
1997    17.29
1998    11.20
1999    0.63
2000    -0.71
2001    -7.16
2002    -14.14
2003    18.02
2004    9.32



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q2 '03  9.56%
                           LOWEST  Q3 '02  -9.97%

 The year-to-date return as of December 31, 2004 for Class A is 9.32% and for Class B is 8.44%.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ........... .               3.04                -0.76                 5.82                   7.11
     (AFTER TAXES ON DISTRIBUTIONS) .......         2.63                -1.43                 4.15                   5.29
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         2.18                -1.01                 4.13                   5.20
 CLASS B .......................... .               4.44                -0.72                 5.87                   6.02
 60% S&P 500 Index/40% Lehman Brothers
 Aggregate Bond Index .....................         8.32                 1.97                10.65
 Morningstar Moderate Allocation Category
 Average ..................................         8.62                 2.17                 9.24
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was December 18, 1987 and for Class B was December 9, 1994.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A    CLASS B
 Management Fees........................      0.60%      0.60%
 12b-1 Fees.............................      0.20       0.93
 Other Expenses.........................      0.46       0.54
                                          --------   --------
           TOTAL FUND OPERATING EXPENSES  1.26   %   2.07   %



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $696     $952     $1,227     $2,010          $696    $952    $1,227     $2,010
 CLASS B               622      976      1,345      2,095           210     649     1,114      2,095

PRINCIPAL CAPITAL VALUE FUND, INC.
The Fund seeks to provide long-term capital appreciation and secondarily growth of investment income.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2004 this range was between approximately $495 million and $385.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 20% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the twelve month period ended October
31, 2004 was 183.8.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

 LOGO

 1995   31.90
1996    23.42
1997    28.69
1998    12.13
1999    -6.86
2000    -0.08
2001    -8.55
2002    -14.18
2003    24.99
2004    12.06


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q2 '03  15.44%
                           LOWEST  Q3 '02  -15.31%

 The year-to-date return as of December 31, 2004 for Class A is 12.06% and for Class B is 11.34%.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ........... .               5.63                0.70                  8.52                   10.83
     (AFTER TAXES ON DISTRIBUTIONS) .......         5.45                0.21                  6.76                    7.49
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         3.89                0.37                  6.59                    7.37
 CLASS B .......................... .               7.34                0.71                  8.52                    8.78
 Russell 1000 Value Index .................        16.49                5.27                 13.83
 Morningstar Large Value Category Average .        12.91                4.35                 11.35
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was October 15, 1969 and for Class B was December 9, 1994.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A*                 CLASS B
 Management Fees.......             0.59%                    0.59%
 12b-1 Fees............             0.14                     0.73
 Other Expenses........             0.22                     0.32
                                --------                 --------
   TOTAL FUND OPERATING
               EXPENSES         0.95   %                 1.64   %
 *The Manager has voluntarily agreed to limit the expenses of the Fund's Class A shares and, if necessary, pay expenses normally payable by the Class through the period ending February 28,
  2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to the Class on an annualized basis) not to exceed
  1.03%




 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $666     $860     $1,070     $1,674          $666    $860    $1,070     $1,674
 CLASS B               580      849      1,128      1,673           167     517       892      1,673

PRINCIPAL EQUITY INCOME FUND, INC.
The Fund seeks to achieve high current income and long-term growth of income and capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing primarily in equity securities (such as common stocks), preferred securities, shares of real estate investment trusts (REITs) and convertible securities. In selecting securities, the Sub-Advisor, Principal, places an emphasis on securities with potentially high dividend yields. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. In addition, under normal market conditions, at least 25% of the assets of the Fund are invested in securities of companies in the utilities industry with no policy to concentrate its assets in any segment of the utilities industry. The Fund may invest up to 20% of its assets in securities of foreign companies.

When determining how to invest the Fund's assets in equity securities, Principal seeks stocks that it believes are undervalued in the marketplace at the time of purchase. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on:
.. the determination that a stock is selling below its fair market value;
.. an early recognition of changes in a company's underlying fundamentals;
.. an evaluation of the sustainability of fundamental changes; and .. monitoring a stock's behavior in the market.

In selecting preferred securities for the Fund, Principal focuses on the financial services industry (i.e., banking, insurance and commercial finance). For a security to be considered for the Fund, Principal will assess the credit risk within the context of the yield available on the preferred security. The sub-advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue to increase.

REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. In selecting REITs for the Fund, Principal focuses on equity REITs which primarily own property and generate revenue from rental income. Principal seeks to diversify the Fund's REIT holdings by property types (e.g. apartment REITs, mall REITs, office and industrial REITs).

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



PREPAYMENT OR CALL RISK . Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.

SECTOR RISK . Because the Fund invests at least 25% of its assets in utility securities, the Fund is also subject to sector risk; that is, the possibility that the utilities sector may under perform other sectors or the market as a whole. As Principal allocates more of the Fund's portfolio holdings to the utilities sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EQUITY REITS . Equity REITs are affected by the changes in the value of the properties owned by the trust. In addition, they:

.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.

The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and accept fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1995    33.87
1996    4.56
1997    29.58
1998    22.50
1999    2.25
2000    18.23
2001    -28.20
2002    -12.73
2003    13.62
2004    17.35

                          The Fund's highest/lowest quarterly returns (Class A shares) during this time period were:
                           HIGHESTQ4 '97 19.24%
                           LOWEST Q3 '01 -17.03%

The year-to-date return as of December 31, 2004 for Class A is 17.35% and for Class B is 16.46%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................        10.63                -1.42                 7.77                   6.25
     (AFTER TAXES ON DISTRIBUTIONS) .......         9.89                -3.05                 6.02                   4.50
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         7.45                -1.75                 6.01                   4.57
 CLASS B ..................................
                                                   12.46                -1.36                 7.86                   7.82
 Russell 1000 Value Index/(1)/ ............        16.49                 5.27                13.83
 Lehman Brothers Aggregate Bond Index .....         4.34                 7.71                 7.72
 S&P 500 Index ............................        10.87                -2.30                12.07
 Morningstar Moderate Allocation Category
 Average ..................................         8.62                 2.17                 9.24
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was December 16, 1992 and for Class B was December 9, 1994.
 ///(1)/
  The Manager and portfolio manager believe this index better represents the universe of investment choices open to the Fund given that the Fund seeks to achieve high current income and long-term growth of income and capital by investing in a broadly diversified mix of investments.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES*


                                CLASS A                 CLASS B
 Management Fees.......             0.60%                   0.60%
 12b-1 Fees............             0.24                    0.92
 Other Expenses........             0.43                    0.58
                                --------                --------
   TOTAL FUND OPERATING
               EXPENSES            1.27%                   2.10%
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
   1.35% for Class A Shares
   2.10% for Class B Shares




 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $697     $955     $1,232     $2,021          $697    $955    $1,232     $2,021
 CLASS B               625      985      1,360      2,120           213     658     1,129      2,120

PRINCIPAL GROWTH FUND, INC.
The Fund seeks long-term growth of capital and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2004 this range was between approximately $495 million and $385.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 20% of Fund assets may be invested in foreign securities.


Principal places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1995    33.47
1996    12.23
1997    28.41
1998    20.37
1999    16.13
2000    -10.64
2001    -26.10
2002    -29.82
2003    25.58
2004    8.67


                          The Fund's highest/lowest quarterly returns (Class A shares) during this time period were:
                           HIGHESTQ4 '98 19.08%
                           LOWEST Q1 '01 -23.57%

The year-to-date return as of December 31, 2004 for Class A is 8.67% and for Class B is 7.79%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................         2.40                -9.83                 4.83                   8.52
     (AFTER TAXES ON DISTRIBUTIONS) .......         2.40               -11.11                 3.69                   6.72
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         1.56                -8.04                 4.07                   6.68
 CLASS B ..................................
                                                    3.79                -9.64                 4.98                   5.39
 Russell 1000 Growth Index ................         6.30                -9.29                 9.59
 Morningstar Large Growth Category Average          7.64                -7.64                 9.00
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was October 15, 1969 and for Class B was December 9, 1994.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A    CLASS B
 Management Fees........................      0.59%      0.59%
 12b-1 Fees.............................      0.19       0.92
 Other Expenses.........................      0.37       0.45
                                          --------   --------
           TOTAL FUND OPERATING EXPENSES  1.15   %   1.96   %



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $685     $919     $1,172     $1,892          $685    $919    $1,172     $1,892
 CLASS B               611      943      1,290      1,977           199     615     1,057      1,977

PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2004, the market capitalization range of the Index was between approximately $749 million and $385.9 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

 LOGO

2001    -12.53
2002    -23.01
2003    27.65
2004    9.75


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q2 '03  15.15%
                           LOWEST  Q3 '02  -17.46%

 The year-to-date return as of December 31, 2004 for Class A is 9.75%.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)      8.04          N/A            N/A           -2.10
     (AFTER TAXES ON
     DISTRIBUTIONS)....      7.88          N/A            N/A           -2.30
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..      5.44          N/A            N/A           -1.87
 S&P 500 Index ........     10.87        -2.30          12.07
 Morningstar Large
 Blend Category Average      9.96        -1.77          10.42

 * Fund's SEC effective date was March 1, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                  CLASS A

 Management Fees*......               0.35%

 12b-1 Fees............               0.15


 Other Expenses........               0.51
                                  --------
   TOTAL FUND OPERATING
               EXPENSES           1.01   %
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed
   0.90% for Class A Shares



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $251     $467     $699     $1,368          $251    $467    $699     $1,368

PRINCIPAL MIDCAP FUND, INC.
The Fund seeks to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of December 31, 2004, this range was between approximately $631 million and $33.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 20% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1995    34.20
1996    19.13
1997    22.94
1998    -0.23
1999    11.62
2000    15.36
2001    -4.40
2002    -9.35
2003    32.28
2004    17.34


                          The Fund's highest/lowest quarterly returns (Class A shares) during this time period were:
                           HIGHESTQ4 '99 21.55%
                           LOWEST Q3 '98 -21.24%

The year-to-date return as of December 31, 2004 for Class A is 17.34% and for Class B is 17.04%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................        10.61                7.90                 12.34                   13.60
     (AFTER TAXES ON DISTRIBUTIONS) .......         9.07                5.55                 10.73                   12.30
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         8.84                5.76                 10.26                   11.81
 CLASS B ..................................
                                                   13.04                8.44                 12.59                   13.13
 Russell Midcap Index .....................        20.22                7.59                 14.50
 Morningstar Mid-Cap Blend Category Average        16.00                7.18                 13.16
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was December 18, 1987 and for Class B was December 9, 1994.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A    CLASS B
 Management Fees........................      0.55%      0.55%
 12b-1 Fees.............................      0.20       0.45
 Other Expenses.........................      0.27       0.32
                                          --------   --------
           TOTAL FUND OPERATING EXPENSES  1.02   %   1.32   %



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $673     $881     $1,106     $1,751          $673    $881    $1,106     $1,751
 CLASS B               549      753        963      1,470           134     418       723      1,470

PRINCIPAL PARTNERS BLUE CHIP FUND, INC.
The Fund seeks long-term growth of capital.

The Manager has selected GSAM and Wellington Management as Sub-Advisors to the Fund. Though the percentages are not fixed, GSAM manages approximately 70% of the Fund's assets and Wellington Management approximately 30% of the Fund's assets.


MAIN STRATEGIES

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2004, the range was between approximately $749 million and $385.9 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 20% of Fund assets may be invested in foreign securities.

Blue chip companies are identified by:
.. size (market capitalization similar to companies in the S&P 500 Index) .. established history of earnings and dividends
.. easy access to credit
.. superior management structure
.. good industry position

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the bench mark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including GDP growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

GSAM and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1995    33.19
1996    16.78
1997    26.25
1998    16.65
1999    11.96
2000    -10.89
2001    -18.13
2002    -25.70
2003    27.47
2004    10.72


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q2 '97   16.40%
                           LOWEST  Q3 '02  -17.69%

The year-to-date return as of December 31, 2004 for Class A is 10.72% and for Class B is 9.85%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ........... .               4.33                -6.33                 6.33                   6.51
     (AFTER TAXES ON DISTRIBUTIONS) .......         4.23                -6.40                 5.70                   5.87
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         2.96                -5.28                 5.27                   5.44
 CLASS B .......................... .               5.85                -6.27                 6.37                   6.60
 S&P 500 Index ............................        10.87                -2.30                12.07
 Morningstar Large Blend Category Average .         9.96                -1.77                10.42
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was March 1, 1991 and for Class B was December 9, 1994.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                           CLASS A   CLASS B
 Management Fees........................  0.60%          0.60%
 12b-1 Fees.............................       0.19      0.93
 Other Expenses.........................       0.46      0.52
                                          ---------  --------
           TOTAL FUND OPERATING EXPENSES  1.25%      2.05   %



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $695     $949     $1,222     $1,999          $695    $949    $1,222     $1,999
 CLASS B               620      970      1,335      2,078           208     643     1,103      2,078

PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
The Fund seeks to achieve long-term capital appreciation.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies in the Russell 1000 Growth Index (as of December 31, 2004, this range was between approximately $495 million and $385.2 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 160.3%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2000    -12.24
2001    -15.89
2002    -28.69
2003    23.43
2004    8.25

                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q2 '03  12.31%
                           LOWEST  Q1 '01 -18.43%

The year-to-date return as of December 31, 2004 for Class A is 8.25% and for Class B is 7.53%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ........... .               2.08                -7.89                  N/A                   -5.62
     (AFTER TAXES ON DISTRIBUTIONS) .......         2.08                -7.89                  N/A                   -5.62
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         1.35                -6.53                  N/A                   -4.69
 CLASS B .......................... .               3.53                -7.88                  N/A                   -5.43
 Russell 1000 Growth Index ....... ........         6.30                -9.29                 9.59
 Morningstar Large Growth Category Average          7.64                -7.64                 9.00
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was November 1, 1999.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                  CLASS B
 Management Fees.......             0.75%                    0.75%
 12b-1 Fees............             0.25                     0.93
 Other Expenses........             0.65                     0.69
                                --------                 --------
   TOTAL FUND OPERATING
               EXPENSES         1.65   %                 2.37   %
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
   1.65% for Class A Shares
   2.40% for Class B Shares

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $733    $1,065    $1,420    $2,417        $733   $1,065   $1,420    $2,417
 CLASS B             651     1,064     1,493     2,716         240      739    1,265     2,716

PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2004 this range was between approximately $749 million and $385.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the Standard & Poor's 500 Stock Index ("S&P 500 Index"). Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, T. Rowe Price limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Futures and options may be employed from time to time to manage flows of cash into and out of the Fund. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

T. Rowe Price became the Sub-Advisor to the Fund on March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -7.32
2002    -17.88
2003    22.91
2004    9.57


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q2 '03  13.87%
                           LOWEST  Q3 '02  -15.76%

The year-to-date return as of December 31, 2004 for Class A is 9.57% and for Class B is 8.85%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ........... .               3.29                  N/A                  N/A                    0.07
     (AFTER TAXES ON DISTRIBUTIONS) .......         2.75                  N/A                  N/A                   -0.06
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         2.84                  N/A                  N/A                    0.06
 CLASS B .......................... .               4.85                  N/A                  N/A                    0.32
 S&P 500 Index ............................        10.87                -2.30                12.07
 Morningstar Large Blend Category Average .         9.96                -1.77                10.42
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was December 22, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                  CLASS B
 Management Fees*......             0.75%                    0.75%
 12b-1 Fees............             0.25                     0.93
 Other Expenses........             0.52                     0.56
                                --------                 --------
   TOTAL FUND OPERATING
               EXPENSES         1.52   %                 2.24   %
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
   . 1.45% for Class A Shares
   2.20% for Class B Shares



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $721    $1,028    $1,356    $2,283        $721   $1,028   $1,356    $2,283
 CLASS B             638     1,026     1,429     2,309         227      700    1,200     2,309

PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2004, this range was between approximately $495 million and $385.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    4.39
2002    -14.50
2003    28.31
2004    12.95


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q2 '03  16.18%
                           LOWEST  Q3 '02  -19.49%

The year-to-date return as of December 31, 2004 for Class A is 12.95% and for Class B is 12.18%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................
                                                    6.43                 N/A                   N/A                   5.92
     (AFTER TAXES ON DISTRIBUTIONS) .......         6.09                 N/A                   N/A                   5.66
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         4.63                 N/A                   N/A                   4.99
 CLASS B ..................................
                                                    8.18                 N/A                   N/A                   6.28
 Russell 1000 Value Index .................        16.49                5.27                 13.83
 Morningstar Large Value Category Average .        12.91                4.35                 11.35
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was December 22, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                  CLASS B
 Management Fees*......             0.75%                    0.75%
 12b-1 Fees............             0.25                     0.92
 Other Expenses........             0.50                     0.56
                                --------                 --------
   TOTAL FUND OPERATING
               EXPENSES         1.50   %                 2.23   %
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
   1.45% for Class A Shares
   2.20% for Class B Shares



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $719    $1,022    $1,346    $2,263        $719   $1,022   $1,346    $2,263
 CLASS B             637     1,023     1,424     2,294         226      697    1,195     2,294

PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
The Fund seeks to achieve long-term growth of capital by investing primarily in medium capitalization U.S. companies with strong earnings growth potential.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2004, this range was between approximately $631 million and $33.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 10% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 173.3%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -28.07
2002    -33.33
2003    47.44
2004    10.60


                          The Fund's highest/lowest quarterly returns (Class A shares) during this time period were:
                           HIGHESTQ4 '01 25.12%
                           LOWEST Q3 '01 -31.94%

The year-to-date return as of December 31, 2004 for Class A is 10.60% and for Class B is 9.84%.


 AVERAGE ANNUAL TOTAL RETURNS (%) OR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................         4.17                  N/A                  N/A                  -12.67
     (AFTER TAXES ON DISTRIBUTIONS) .......         4.17                  N/A                  N/A                  -12.67
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         2.71                  N/A                  N/A                  -10.29
 CLASS B ..................................
                                                    5.84                  N/A                  N/A                  -12.47
 Russell Midcap Growth Index ..............        15.48                -3.36                11.23
 Morningstar Mid-Cap Growth Category
 Average ..................................        12.93                -3.42                10.25
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was March 1, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                  CLASS B
 Management Fees*......             0.90%                    0.90%
 12b-1 Fees............             0.25                     0.92
 Other Expenses........             0.78                     0.84
                                --------                 --------
   TOTAL FUND OPERATING
               EXPENSES         1.93   %                 2.66   %
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
   1.75% for Class A Shares
   2.50% for Class B Shares

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $760    $1,146    $1,557    $2,699        $760   $1,146   $1,557    $2,699
 CLASS B             678     1,148     1,635     2,727         269      826    1,410     2,727

PRINCIPAL PARTNERS SMALLCAP GROWTH FUND, INC.
The Fund seeks long-term growth of capital.

The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.



MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2004, this range was between approximately $59 million and $3.6 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

UBS Global AM became a Sub-Advisor to the Fund on October 1, 2002 and Emerald Advisers, Inc. became a Sub-Advisor to the Fund on September 1, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -31.23
2002    -45.96
2003    43.81
2004    10.22


                          The Fund's highest/lowest quarterly returns (Class A shares) during this time period were:
                           HIGHESTQ4 '01 27.30%
                           LOWEST Q3 '01 -36.13%

The year-to-date return as of December 31, 2004 for Class A is 10.22% and for Class B is 9.16%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................
                                                    3.89                  N/A                  N/A                  -12.67
     (AFTER TAXES ON DISTRIBUTIONS) .......         3.89                  N/A                  N/A                  -12.67
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         2.53                  N/A                  N/A                  -10.40
 CLASS B ..................................
                                                    5.16                  N/A                  N/A                  -12.51
 Russell 2000 Growth Index ................        14.31                -3.57                 7.12
 Morningstar Small Growth Category Average         12.09                -0.55                10.24
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was December 22, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                  CLASS B
 Management Fees*......             0.90%                    0.90%
 12b-1 Fees............             0.25                     0.91
 Other Expenses........             0.99                     1.07
                                --------                 --------
   TOTAL FUND OPERATING
               EXPENSES         2.14   %                 2.88   %
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
   1.95% for Class A Shares
   2.70% for Class B Shares



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $780    $1,206    $1,658    $2,905        $780   $1,206   $1,658    $2,905
 CLASS B             700     1,211     1,740     2,948         291      892    1,518     2,948

PRINCIPAL REAL ESTATE SECURITIES FUND, INC.
The Fund seeks to generate a total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Manager focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As Principal allocates more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1998    -13.62
1999    -4.76
2000    29.65
2001    7.54
2002    6.99
2003    38.01
2004    33.42


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '04  17.33%
                           LOWEST  Q3 '99 -8.25%

The year-to-date return as of December 31, 2004 for Class A is 33.42% and for Class B is 32.44%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................
                                                   25.77                20.97                  N/A                   11.40
     (AFTER TAXES ON DISTRIBUTIONS) .......        22.37                19.04                  N/A                    9.69
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        19.05                17.47                  N/A                    8.96
 CLASS B ..................................
                                                   28.44                21.36                  N/A                   11.61
 Morgan Stanley REIT Index ................        31.49                21.67                14.42
 Morningstar Specialty - Real Estate
 Category Average..........................        31.88                21.36                15.10
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was December 31, 1997.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A    CLASS B
 Management Fees........................      0.90%      0.90%
 12b-1 Fees.............................      0.25       0.91
 Other Expenses.........................      0.49       0.54
                                          --------   --------
           TOTAL FUND OPERATING EXPENSES  1.64   %   2.35   %

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $732    $1,063    $1,415    $2,407        $732   $1,063   $1,415    $2,407
 CLASS B             649     1,058     1,483     2,427         238      733    1,255     2,427

PRINCIPAL SMALLCAP FUND, INC.
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies with comparatively smaller market capitalizations.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of December 31, 2004, this range was between approximately $59 million and $3.6 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 20% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1998    -5.68
1999    43.22
2000    -14.03
2001    0.45
2002    -27.68
2003    36.41
2004    19.13


                          The Fund's highest/lowest quarterly returns (Class A shares) during this time period were:
                           HIGHESTQ4 '01 25.53%
                           LOWEST Q3 '01 -26.56%

The year-to-date return as of December 31, 2004 for Class A is 19.13% and for Class B is 18.29%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ........... .              12.31                -0.89                  N/A                   3.73
     (AFTER TAXES ON DISTRIBUTIONS) .......        12.31                -1.95                  N/A                   2.35
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         8.00                -1.38                  N/A                   2.36
 CLASS B .......................... .              14.29                -0.81                  N/A                   3.85
 Russell 2000 Index .......................        18.33                 6.61                11.54
 Morningstar Small Blend Category Average .        18.86                11.84                13.10
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was December 31, 1997.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A    CLASS B
 Management Fees........................      0.85%      0.85%
 12b-1 Fees.............................      0.22       0.93
 Other Expenses.........................      0.50       0.53
                                          --------   --------
           TOTAL FUND OPERATING EXPENSES  1.57   %   2.31   %



 EXAMPLES

 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $726    $1,042    $1,381    $2,335        $726   $1,042   $1,381    $2,335
 CLASS B             645     1,046     1,464     2,374         234      721    1,235     2,374

PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.
The Fund seeks long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:

.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1998    -17.42
1999    67.20
2000    -28.63
2001    -5.11
2002    -8.02
2003    57.43
2004    25.67


                          The Fund's highest/lowest quarterly returns (Class A shares) during this time period were:
                           HIGHESTQ4 '99 38.24%
                           LOWEST Q3 '01 -24.72%

The year-to-date return as of December 31, 2004 for Class A is 25.67% and for Class B is 24.76%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...........                18.46                3.04                   N/A                   4.96
     (AFTER TAXES ON DISTRIBUTIONS) .......        17.52                2.85                   N/A                   4.82
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        13.18                2.58                   N/A                   4.28
 CLASS B ..........................                20.76                3.14                   N/A                   5.12
 MSCI Emerging Markets Free Index - ID ....        22.45                2.09                  0.98
 Morningstar Diversified Emerging Markets
 Category Average..........................        23.75                4.29                  4.71
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was August 29, 1997.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A    CLASS B
 Management Fees*.......................      1.25%      1.25%
 12b-1 Fees.............................      0.25       0.83
 Other Expenses.........................      0.84       0.90
                                          --------   --------
           TOTAL FUND OPERATING EXPENSES  2.34   %   2.98   %



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $798    $1,263    $1,753    $3,097        $798   $1,263   $1,753    $3,097
 CLASS B             709     1,240     1,788     3,079         301      921    1,567     3,079

PRINCIPAL INTERNATIONAL FUND, INC.
The Fund seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

MAIN STRATEGIES

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.8%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1995    11.56
1996    23.76
1997    12.22
1998    8.48
1999    25.82
2000    -8.64
2001    -24.97
2002    -16.96
2003    32.42
2004    20.39


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '03  17.45%
                           LOWEST  Q3 '02  -18.93%

The year-to-date return as of December 31, 2004 for Class A is 20.39% and for Class B is 19.76%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ........... .              13.45                -3.07                 6.10                   7.13
     (AFTER TAXES ON DISTRIBUTIONS) .......        13.31                -3.42                 4.91                   6.11
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         8.93                -2.63                 4.81                   5.86
 CLASS B .......................... .              15.76                -3.01                 6.21                   6.29
 MSCI EAFE (Europe, Australia, Far East)
 Index - ND ...............................        20.25                -1.13                 5.62
 Morningstar Foreign Large Blend Category
 Average ..................................        17.59                -2.93                 6.39
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was August 1, 1988 and for Class B was December 9, 1994.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                 CLASS A                  CLASS B
 Management Fees.......              0.85%                    0.85%
 12b-1 Fees............              0.17                     0.56
 Other Expenses........              0.40                     0.51
                                ---------                 --------
   TOTAL FUND OPERATING
               EXPENSES         1.42%                     1.92   %
 *The Manager has voluntarily agreed to limit the expenses of the Fund's Class A shares and, if necessary, pay expenses normally payable by the Class through the period ending February 28,
  2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to the Class on an annualized basis) not to exceed 1.63%

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $711     $998     $1,307     $2,179          $711    $998    $1,307     $2,179
 CLASS B               607      932      1,269      2,053           195     603     1,037      2,053

PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
The Fund seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

MAIN STRATEGIES

The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 80% of its assets in securities of companies similar in size to companies included in the Citigroup Extended Market Index (EMI) World ex US (as of December 31, 2004 this range was between approximately $16 million and $16.1 billion). Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1998    14.40
1999    84.72
2000    -13.28
2001    -23.87
2002    -17.22
2003    52.46
2004    29.49


                          The Fund's highest/lowest quarterly returns (Class A shares) during this time period were:
                           HIGHESTQ4 '99 36.96%
                           LOWEST Q3 '01 -21.82%

The year-to-date return as of December 31, 2004 for Class A is 29.49% and for Class B is 28.55%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................        22.07                 0.34                  N/A                   10.75
     (AFTER TAXES ON DISTRIBUTIONS) .......        22.07                -0.58                  N/A                    9.60
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        14.34                -0.19                  N/A                    8.83
 CLASS B ..................................
                                                   24.55                 0.39                  N/A                   10.91
 Citigroup Extended Market Index (EMI)
 World ex US ..............................        28.76                 6.76                 6.98
 Morningstar Foreign Small/Mid Growth
 Category Average..........................        23.97                -0.32                12.55
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was August 29, 1997.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                 CLASS B
 Management Fees.......            1.20%                   1.20%
 12b-1 Fees............            0.25                    0.93
 Other Expenses........            0.68                    0.78
                               --------                --------
   TOTAL FUND OPERATING
               EXPENSES        2.13   %                2.91   %
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
   2.00% for Class A Shares
   2.75% for Class B Shares



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $779    $1,204    $1,653    $2,895        $779   $1,204   $1,653    $2,895
 CLASS B             702     1,220     1,755     2,963         294      901    1,533     2,963

PRINCIPAL BOND FUND, INC.
The Fund seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

MAIN STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Manager of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or

.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

During the fiscal year ended October 31, 2004, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

54.54% in securities       18.26% in securities       0.47% in securities rated
rated Aaa                  rated Baa                  Ca
5.36% in securities rated  5.20% in securities rated  0.01% in securities rated
Aa                         Ba                         D
12.11% in securities       4.05% in securities rated
rated A                    B




The above percentages for Aaa, Aa, A, Baa, Ba, B and Ca rated securities include 0.47%, 0.41%, 0.05%, 0.10%, 0.05%, 0.23% and 0.01% of unrated securities which have been determined by the Manager to be of comparable quality.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on the Manager's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration .




INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 154.9%.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1995    22.28
1996    2.27
1997    10.96
1998    7.14
1999    -3.04
2000    7.82
2001    7.78
2002    8.36
2003    4.06
2004    4.66


                          The Fund's highest/lowest quarterly returns (Class A shares) during this time period were:
                           HIGHESTQ2 '95 8.54%
                           LOWEST  Q1 '96  -3.15%

The year-to-date return as of December 31, 2004 for Class A is 4.66% and for Class B is 4.05%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................
                                                   -0.29                5.50                  6.53                   7.48
     (AFTER TAXES ON DISTRIBUTIONS) .......        -1.81                3.42                  4.10                   4.90
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -0.21                3.40                  4.06                   4.87
 CLASS B ..................................
                                                    0.05                5.44                  6.50                   6.47
 Lehman Brothers Aggregate Bond Index .....         4.34                7.71                  7.72
 Morningstar Intermediate-Term Bond
 Category Average..........................         3.81                6.83                  6.92
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was December 18, 1987 and for Class B was December 9, 1994.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.47%     0.47%
 12b-1 Fees.............................   0.20      0.78
 Other Expenses.........................   0.27      0.35
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   0.94%     1.60%



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $566     $760     $  970     $1,575          $566    $760    $970     $1,575
 CLASS B                576      837      1,107      1,641           163     505     871      1,641

PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
The Fund seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States government or its agencies. The guarantees by the United States government extend only to principal and interest.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1995    19.19
1996    3.85
1997    9.69
1998    7.19
1999    0.01
2000    10.90
2001    6.75
2002    8.22
2003    1.39
2004    3.11


                          The Fund's highest/lowest quarterly returns (Class A shares) during this time period were:
                           HIGHESTQ2 '95 6.38%
                           LOWEST  Q1 '96  -1.87%

The year-to-date return as of December 31, 2004 for Class A is 3.11% and for Class B is 2.25%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................
                                                   -1.79                4.98                  6.39                   7.65
     (AFTER TAXES ON DISTRIBUTIONS) .......        -3.17                2.96                  4.07                   4.85
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -1.18                3.00                  4.02                   4.82
 CLASS B ..................................
                                                   -1.71                4.86                  6.35                   6.40
 Lehman Brothers Government/Mortgage Index          4.08                7.30                  7.48
 Morningstar Intermediate Government
 Category Average..........................         3.39                6.31                  6.47
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was May 21, 1985 and for Class B was December 9, 1994.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.44%     0.44 %
 12b-1 Fees.............................   0.19      0.92
 Other Expenses.........................   0.19      0.24
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   0.82%     1.60%



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $555     $724     $  908     $1,440          $555    $724    $908     $1,440
 CLASS B                576      837      1,107      1,593           163     505     871      1,593

PRINCIPAL LIMITED TERM BOND FUND, INC.
The Fund seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than five years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1997    6.33
1998    6.70
1999    0.96
2000    8.67
2001    6.29
2002    7.25
2003    2.37
2004    0.90


                          The Fund's highest/lowest quarterly returns (Class A shares) during this time period were:
                           HIGHESTQ3 '01 3.64%
                           LOWEST  Q2 '04  -1.60%

The year-to-date return as of December 31, 2004 for Class A is 0.90%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)     -0.63         4.75           N/A             4.81
     (AFTER TAXES ON
     DISTRIBUTIONS)....     -2.06         2.79           N/A             2.64
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..     -0.42         2.85           N/A             2.74
 Lehman Brothers Mutual
 Fund 1-5 Gov't/Credit
 Index.................      1.85         6.21          6.51
 Morningstar Short-Term
 Bond Category Average       1.60         4.91          5.52

 * Fund's SEC effective date was February 29, 1996.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A

 Management Fees........................   0.49%

 12b-1 Fees.............................   0.15


 Other Expenses.........................   0.22
                                           ----
           TOTAL FUND OPERATING EXPENSES
                                           0.86%



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $236     $420     $620     $1,195          $236    $420    $620     $1,195

PRINCIPAL TAX-EXEMPT BOND FUND, INC.
The Fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality, tax-exempt fixed-income obligations.

MAIN STRATEGIES

The Fund invests in a diversified portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer's bond counsel, interest on these obligations is exempt from federal income tax. Investment in the Fund is not appropriate for IRA or other tax-advantaged accounts.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations. At the time these securities are purchased, they are: municipal bonds which are rated in the four highest grades by Moody's Investors Service, Inc. ("Moody's"); municipal notes rated in the highest grade by Moody's; municipal commercial paper rated in the highest grade by Moody's or Standard & Poor's Rating Service ("S&P"), or if unrated, are of comparable quality in the opinion of the Manager. During normal market conditions, the Fund will not invest more than 20% of its assets in securities that do not meet the criteria stated above; taxable securities; or municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax. The Fund may also invest in taxable securities that mature one year or less from the time of purchase. These taxable investments are generally made for liquidity purposes or as a temporary investment of cash pending investment in municipal obligations. Under unusual market or economic conditions and for temporary defensive purposes, the Fund may invest more than 20% of its assets in taxable securities.


Up to 20% of Fund assets may be invested in fixed-income securities rated lower than BBB by S&P or Baa by Moody's. The Fund will not purchase municipal bonds rated lower than B by Moody's or S&P. It also will not buy municipal notes or commercial paper which are unrated or are not comparable in quality to rated securities.


MAIN RISKS

The Fund may not invest more than 5% of its assets in the securities of any one issuer (except the U.S. government) but may invest without limit in obligations of issuers located in the same state. It may also invest in debt obligations that are repayable out of revenue from economically related projects or facilities. This represents a risk to the Fund since an economic, business or political development or change affecting one security could also affect others.

The Fund may purchase industrial development bonds. These securities are issued by industrial development authorities. They may only be backed by the assets and revenues of the industrial corporation which uses the facility financed by the bond.


Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. The value of debt securities may also be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and short maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart does not reflect a sales charge; if one were included, results would be lower.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1995    20.72
1996    4.60
1997    9.19
1998    5.08
1999    -3.17
2000    7.96
2001    5.68
2002    9.20
2003    4.51
2004    3.56


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q1 '95  9.13%
                           LOWEST Q2 '04-2.25%

The year-to-date return as of December 31, 2004 for Class A is 3.56% and for Class B is 3.18%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................
                                                   -1.35                5.14                  6.07                   6.44
     (AFTER TAXES ON DISTRIBUTIONS) .......        -1.60                5.04                  6.00                   6.33
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         0.66                4.99                  5.90                   6.28
 CLASS B ..................................
                                                   -0.76                5.29                  6.13                   6.24
 Lehman Brothers Municipal Bond Index .....         4.48                7.20                  7.06
 Morningstar Muni National Long Category
 Average ..................................         3.78                6.35                  6.12
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was March 20, 1986 and for Class B was December 9, 1994.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.48%     0.48%
 12b-1 Fees.............................   0.21       0.54
 Other Expenses.........................   0.07       0.13
                                           ----      -----
           TOTAL FUND OPERATING EXPENSES   0.76%      1.15%



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $549     $706     $877     $1,372          $549    $706    $877     $1,372
 CLASS B                  533      701      875      1,238           117     365     633      1,238

PRINCIPAL CASH MANAGEMENT FUND, INC.
The Fund seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Manager believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Manager selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Manager to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1995    5.44
1996    4.96
1997    4.88
1998    5.15
1999    4.63
2000    5.89
2001    3.72
2002    1.20
2003    0.49
2004    0.74


                               TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                               1-800-247-4123.



The year-to-date return as of December 31, 2004 for Class A is 0.74% and for Class B is 0.56%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS A...............     0.74          2.39          3.71             3.05
 CLASS B...............     0.56          1.91          3.18             3.19
 *The SEC effective date for Class A was March 2, 1983 and for Class B was
  December 9, 1994.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.44%     0.44%
 12b-1 Fees.............................   0.00      0.22
 Other Expenses.........................   0.24      0.30
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   0.68%     0.96%



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $ 69     $218     $379     $  847          $69     $218    $379     $  847
 CLASS B                  514      644      775      1,062           98      306     531      1,062

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                       CLASS A       CLASS B
                                                    -------------  ------------
MAXIMUM SALES CHARGE IMPOSED ON PURCHASES (AS A %
OF OFFERING PRICE)                                      /
 All Growth Oriented Funds except LargeCap Stock
 Index Fund                                          5.75%/(1)/      None
 All Income Oriented Funds except Limited Term
 Bond Fund                                           4.75%/(1)/      None
 LargeCap Stock Index and Limited Term Bond Funds    1.50%/(1)/       N/A
 Cash Management Fund                               None             None
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC)
(AS A % OF DOLLARS SUBJECT TO CHARGE)
 All Funds except LargeCap Stock Index and Limited
 Term Bond Funds                                     0.75%/(2)/      4.00%/(3)/
 LargeCap Stock Index and Limited Term Bond Funds    0.25%/(2)/       N/A
REDEMPTION OR EXCHANGE FEE (AS A % OF AMOUNT
REDEEMED/EXCHANGED)                                     /               /
 All Funds except Cash Management Fund               1.00%/(4)(5)/   1.00%/(5)/
 Cash Management Fund                               None             None



/ //(1)/ Sales charges are reduced or eliminated for purchases of $50,000 or more. See "Front-end sales charge - Class A shares."
/ //(2)/ A contingent deferred sales charge applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
/ //(3)/ Contingent deferred sales charges are reduced after 12 months and eliminated after 6 years.
/ //(4)/ Redemption fees are charged on redemptions of $30,000 or more of shares redeemed within 30 days after they are purchased.

/ //(5)/ Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.


Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Registered Representative can help you with this process.


ONE-TIME FEES
.. You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B shares).
  . Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of $1 million or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
  . Class B shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
.. A redemption fee* of 1.00% is charged on redemptions of Class A shares of $30,000 or more if the shares were purchased within 30 days of the redemption. The fee does not apply to redemptions made: through a periodic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed at the time of redemption.
.. An exchange fee* of 1.00% is charged on exchanges among the Funds if $30,000 or more and if the shares were purchased within 30 days of the exchange. The fee is calculated as a percentage of market value of the shares exchanged at the time of the exchange.

  * Neither the redemption nor the exchange fee applies to shares redeemed/exchanged from Cash Management

    Fund.


CHOOSING A SHARE CLASS
You may purchase Class A or Class B shares of each Fund with certain limitations.* Your decision to purchase a particular class depends on a number of factors including:
.. the dollar amount you are investing;
.. the amount of time you plan to hold the investment; and

.. any plans to make additional investments in the Principal Mutual Funds.

  * If you are making an initial purchase of Principal Mutual Funds of $100,000 or more and have selected Class B shares, the purchase will be of Class A shares of the Fund(s) you have selected.
  * If you are making subsequent purchases into your existing Principal Mutual Fund Class B share accounts and the new balance (existing account balance(s) plus new purchase) is $100,000 or more, the subsequent purchases will be of Class A shares of the Fund(s) you have selected.

In addition, you might consider:
.. Class A shares if you are making an investment that qualifies for a reduced sales charge; or
.. Class B shares if you prefer not to pay an initial sales charge and you plan to hold your investment for at least six years.

Class A Shares
--------------
.. You generally pay a sales charge on an investment in Class A shares.
.. Class A shares generally have lower annual operating expenses than Class B shares.
.. If you invest $50,000 or more, the sales charge is reduced.
.. You are not assessed a sales charge on purchases of Class A shares of $1 million or more. A deferred sales charge may be imposed if you sell those shares within eighteen months of purchase.

Class B Shares
--------------
.. You do not pay a sales charge on an investment in Class B shares.
.. If you sell your Class B shares within six years from the date of purchase, you may pay a deferred sales charge.
.. If you keep your Class B shares for seven years, your Class B shares automatically convert to Class A shares without a charge.
.. Class B shares generally have higher annual operating expenses than Class A shares.

FRONT-END SALES CHARGE: CLASS A SHARES

There is no sales charge on purchases of Class A shares of Cash Management Fund. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicated below.

                         ALL INCOME-ORIENTED FUNDS EXCEPT LIMITED TERM BOND FUND
                         ----------------------------------------------
                                               SALES CHARGE AS % OF:
                                               -------------
                                               OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                  PRICE      INVESTED              OFFERING PRICE
             ------------------                --------     --------         ------------------------
 Less than $50,000                                 4.75%      4.99%                                   4.00%
 $50,000 but less than $100,000                    4.25%      4.44%                                   3.75%
 $100,000 but less than $250,000                   3.75%      3.90%                                   3.25%
 $250,000 but less than $500,000                   2.50%      2.56%                                   2.00%
 $500,000 but less than $1,000,000                 1.50%      1.52%                                   1.25%
 $1,000,000 or more                                0.00%      0.00%                                   0.75%



                        ALL GROWTH-ORIENTED FUNDS EXCEPT LARGECAP STOCK INDEX FUND
                        ----------------------------------------------
                                               SALES CHARGE AS % OF:
                                               -------------
                                               OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                  PRICE      INVESTED              OFFERING PRICE
             ------------------                --------     --------         ------------------------
 Less than $50,000                                 5.75%      6.10%                                   5.00%
 $50,000 but less than $100,000                    4.75%      4.99%                                   4.00%
 $100,000 but less than $250,000                   3.75%      3.90%                                   3.00%
 $250,000 but less than $500,000                   2.75%      2.83%                                   2.25%
 $500,000 but less than $1,000,000                 2.00%      2.04%                                   1.50%
 $1,000,000 or more                                0.00%      0.00%                                   0.75%

                             LARGECAP STOCK INDEX AND LIMITED TERM BOND FUNDS
                             ----------------------------------------------
                                               SALES CHARGE AS % OF:
                                               -------------
                                               OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                  PRICE      INVESTED              OFFERING PRICE
             ------------------                --------     --------         ------------------------
 Less than $50,000                                 1.50%      1.52%                                   1.25%
 $50,000 but less than $100,000                    1.25%      1.27%                                   1.00%
 $100,000 but less than $250,000                   1.00%      1.10%                                   0.75%
 $250,000 but less than $500,000                   0.75%      0.76%                                   0.50%
 $500,000 but less than $1,000,000                 0.50%      0.50%                                   0.25%
 $1,000,000 or more                                0.00%      0.00%                                   0.25%




The front-end sales charge is waived on an investment of $1 million or more in Class A shares. There may be a CDSC on shares sold within 18 months of the purchase date. To have your Class A CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.

The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is calculated as 0.75% of the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold. The CDSC is waived on shares sold to fund a Principal Mutual Fund 401(a) or Principal Mutual Fund 401(k) retirement plan, except redemptions which are the result of termination of the plan or transfer of all plan assets. The CDSC is also waived on shares sold:
.. to satisfy IRS minimum distribution rules; and .. using a periodic withdrawal plan. (You may sell up to 10% of the value of the shares (as of December 31 of the prior year) subject to a CDSC without paying the CDSC.)

In the case of selling some, but not all, of the shares in an account, the shares not subject to a sales charge are redeemed first. Other shares are redeemed in the order purchased (first in, first out). Shares subject to the CDSC which are exchanged into another Principal Mutual Fund continue to be subject to the CDSC until the CDSC expires.


Broker-dealers that sell Principal Mutual Funds are paid a certain percentage of the sales charge in exchange for their services. At the option of Princor Financial Services Corporation ("Princor"), the amount paid to a dealer may be more or less than that shown in the chart above. The amount paid depends on the services provided. Amounts paid to dealers on purchases without a front-end sales charge are determined by and paid for by Princor. Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.


SALES CHARGE WAIVER OR REDUCTION (CLASS A SHARES)
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or the Fund know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled.


Waiver of sales charge (Class A shares)
-------------------------------------------
A Fund's Class A shares may be purchased without a sales charge:

.. by its Directors, member companies of the Principal Financial Group, and their employees, officers, directors (active or retired), brokers or agents. This also includes their immediate family members (spouse, widow/widower, children (regardless of age) and parents) and trusts for the benefit of these individuals;
.. by the Premier Credit Union;
.. by non-ERISA clients of Principal Global Investors LLC;

.. by any employee or Registered Representative (and their employees) of an authorized broker-dealer;
.. through a "wrap account" offered by Princor or through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;
.. by unit investment trusts sponsored by any member company of the Principal
  Financial Group;
.. to fund non-qualified plans administered by a member company of the Principal
  Financial Group pursuant to a written service agreement; and .. to the extent that the purchase proceeds represent a distribution from a terminating 401(a) plan, if 1) such purchase is made through a representative of Princor, the terminating plan is not administered by a member company of the Principal Financial Group, and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants, or 2) such purchase is made through registered representative of a broker-dealer other than Princor, the purchase proceeds represent a distribution from any terminating 401(a) plan and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above.

.. by any investor who buys Class A Shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 18 months after purchase of $1 million or more will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities.


Reduction of sales charge (Class A shares)
------------------------------------------
1) Dollar amount of purchase. The sales charge varies with the size of your purchase. Reduced charges apply to the total of Principal Mutual Funds' (excluding Cash Management Fund) shares purchased (and still held) by any "Qualified Purchaser." A Qualified Purchaser includes an individual and his/her spouse and their children under the age of 25, a trust primarily for such persons, and a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account. If the total amount being invested in the Principal Mutual Funds is near a sales charge breakpoint, you should consider increasing amount invested to take advantage of a lower sales charge. A purchase made by or through an employer on behalf of an employee or employees (including independent contractors) is also considered a purchase by a Qualified Purchaser.

2) Statement of Intention (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. The sales charge is based on the total amount to be invested in a 13 month period (24 months if the intended investment is $1 million or more). Upon your request, we will set up a 90-day look-back period to include earlier purchases - the 13 (24) month period then begins on the date of your first purchase during the 90-day period. If the intended investment is not made (or shares are sold during the 13 month (24 month) period), sufficient shares will be sold to pay the additional sales charge due. A 401(a) plan trustee must submit the SOI at the time of the first plan purchase. The 90-day look-back period is not available to a 401(a) plan trustee.

3) Rights of accumulation. The Class A and Class B accounts already owned by a Qualified Purchaser are added to the amount of the new purchase to determine the applicable sales charge percentage. The balance of the existing accounts as of the date of the subsequent purchase(s) is used in this calculation. Class A shares of Cash
  Management Fund are not included in the calculation unless they were acquired in exchange for other Principal Mutual Fund shares.

4) Death benefits. The sales charge table below applies to purchases of Class A shares that result from the investment of death benefit proceeds from a life insurance policy or certain annuity contracts issued by Principal Life (or its subsidiaries or affiliates) within one year of the insured's death.

                                              SALES CHARGE AS A % OF:          DEALER ALLOWANCE AS % OF:
                                              -----------------------          -------------------------
     AMOUNT OF PURCHASE                 OFFERING PRICE   NET AMOUNT INVESTED        OFFERING PRICE
     ------------------                 ------------------------------------  -----------------
     Less than $500,000                      2.50%              2.56%                    2.10%
     $500,000 but less than $1,000,000       1.50%              1.52%                    1.25%

     $1,000,000 or more                 no sales charge

5) Employer sponsored plans opened prior to March 1, 2002. Retirement plans meeting the requirements of Section 401 of the Internal Revenue Code (401(k), Profit Sharing and Money Purchase Pension Plans) for which administrative services are provided by GWFS Equities, Inc., and other employer sponsored retirement plans (including 403(b), SIMPLE IRAs, SEPs, SAR-SEPs, non-qualified deferred compensation plans, and Payroll Deduction Plan accounts), opened prior to March 1, 2002.
  . If Class A shares are used:
    . all plan investments are treated as made by a single investor to determine the applicable sales charge;
    . the sales charge for investments of less than $250,000 is 3.75% as a percentage of offering price; and
    . if the investment is $250,000 or more, the regular sales charge table is used.

  . If Class B shares are used, contributions into the plan after the plan assets are $100,000 or more are used to buy Class A shares.
  . Investments outside of a plan are not included with plan assets to determine the applicable sales charge.

CONTINGENT DEFERRED SALES CHARGE: CLASS B SHARES
.. The CDSC does not apply to shares purchased with reinvested dividends or other distributions.
.. The amount of the CDSC is a percentage based on the number of years you own the shares multiplied by the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold.
.. In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other Class B shares are redeemed in the order purchased (first in, first out). Using a periodic withdrawal plan, you may sell up to 10% of the value of the shares (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC.

.. Shares subject to the CDSC that are exchanged into another Principal Mutual
  Fund continue to be subject to the CDSC until the CDSC expires.
.. Princor receives the proceeds of any CDSC.

Class B shares
--------------
A CDSC may be imposed on Class B shares sold within six years of purchase (five years for certain sponsored plans). Class B shares automatically convert into Class A shares (based on share prices, not numbers of shares) seven years (five years for certain sponsored plans) after purchase. Class B shares provide you the benefit of putting all your dollars to work from the time of investment, but (until conversion) have higher ongoing fees and lower dividends than Class A shares.

The Class B share CDSC, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below:

  YEARS SINCE PURCHASE PAYMENTS MADE   CDSC AS A % OF DOLLAR AMOUNT
  ----------------------------------  ------------------------------
   2 years or less                                4.00%
   more than 2 years, up to 4 years               3.00
   more than 4 years, up to 5 years               2.00
   more than 5 years, up to 6 years               1.00
   more than 6 years                               None




The CDSC is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when sold. The Fund from which the shares are sold is used to determine the percentage of CDSC, if any.


Waiver of the sales charge (Class B shares)
-------------------------------------------
The CDSC is waived on Class B shares which are sold:
.. due to a shareholder's death;
.. due to the shareholder's disability, as defined in the Internal Revenue Code; .. from retirement plans to satisfy minimum distribution rules under the Code; .. to pay surrender charges;
.. to pay retirement plan fees;
.. involuntarily from small balance accounts;
.. through a systematic withdrawal plan (certain limits apply);
.. from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) or 415 of the Code;

.. from retirement plans qualified under Section 401(a) of the Code due to the plan participant's death, disability, retirement or separation from service after attaining age 55;
.. from a retirement plan meeting the requirements of Section 401 of the Code
  (401(k), Profit Sharing and Money Purchase Pension Plans) that has provided us with its notice of intent (on or before November 30, 2002) to transfer its assets to a group annuity contract distributed by Principal Life; or

.. from an account in a qualified plan administered by GWFS Equities, Inc. unless the sale is associated with the termination of the plan.

NOTE: To have your Class B CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.

ONGOING FEES
Each Fund pays ongoing fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES

Each of the Funds (except Cash Management Fund for Class A shares) has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays a fee to Princor based on the average daily net asset value of the Fund. These ongoing fees pay expenses relating to distribution fees for the sale of Fund shares and for services provided by Princor and other selling dealers to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

..Class A shares (except Cash Management, LargeCap Stock Index and
  Limited Term Bond)                                                     0.25%
..  Class A shares of LargeCap Stock Index and Limited Term Bond          0.15%
..  Class B shares                                                        1.00%

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES


MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.


Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS

The International Growth-Oriented, Partners Blue Chip, Partners Equity Growth, Partners LargeCap Blend, Partners
LargeCap Growth, Partners LargeCap Value and Partners MidCap Growth Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds (except Cash Management, Government Securities Income and Tax-Exempt Bond) may invest up to 5% of its assets in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Balanced, Bond and Tax-Exempt Bond Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

INITIAL PUBLIC OFFERINGS ("IPOS")


Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.


When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES


To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).


Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING


As a principal investment strategy, the International, International Emerging Markets and International SmallCap Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government Securities Income Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.


Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Cash

Management Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER

Principal Management Corporation serves as the manager for the Funds. In its handling of the business affairs of each Fund, the Manager provides clerical, recordkeeping and bookkeeping services, and keeps the required financial and accounting records. In addition, the Manager is responsible for the portfolio management function for certain Funds.

MANAGER: The Manager is an indirect subsidiary of Principal Financial Services,
         Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Bond                         William C. Armstrong
                                        Timothy R. Warrick
           Cash Management              Tracy Reeg
                                        Alice Robertson
           Real Estate Securities       Kelly D. Rush
           Tax-Exempt Bond              Thomas V. Catus





WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for a member company of the Principal Financial Group. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation



THOMAS V. CATUS, CFA . Mr. Catus is a portfolio analyst for a member company of The Principal Financial Group and specializes in municipal bonds. Prior to joining Principal in 2000, he was a chief financial officer at Franklin Leasing and a fixed income analyst and trader at Cleary Gull. Mr. Catus received an MBA in Finance from the University of Iowa and a BBA in Transportation and Logistics from Iowa State University. He is a CFA charterholder, a member of the Iowa Society of Financial Analysts and a member of the Association of Investment Management and Research (AIMR).



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



ALICE ROBERTSON . Ms. Robertson is a trader for a member company of the Principal Financial Group on its corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for a member company of the Principal Financial Group. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).

THE SUB-ADVISORS

The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2004, Alliance managed $538.0 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips, Jr.





MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance Capital in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2004, Emerald managed approximately $2.0 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth     Kenneth G. Mertz
                                        Stacey L. Sears





KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $422.8 billion in total assets under management and/or distribution as of December 31, 2004 (including seed capital and excluding assets under supervision).

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners Blue Chip           Melissa R. Brown
                                        Gary Chropuvka
                                        Robert C. Jones





MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team that is responsible for the management and trading of the portfolios. He is also a member of the Taxable Product Management Team within the GQE group, which is responsible for developing tax aware investment products. Mr. Chropuvka joined GSAM in March 1998 working on Private Equity Partnerships. He received his Masters in Financial Engineering from Columbia University in 2000. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University in 1993. He has earned the right to use the Chartered Financial Analyst designation.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2004, Principal, together with its affiliated asset management companies, had approximately $137.8 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

                                           DAY-TO-DAY
           FUND                            FUND MANAGEMENT
           ----                            ---------------
           Balanced                        Paul A. Dow
                                           Dirk Laschanzky
           Capital Value                   John Pihlblad
           Equity Income                   Dirk Laschanzky
           Government Securities Income    Mark Karstrom
                                           Martin J. Schafer
           Growth                          Tony Rizza
           International                   Paul H. Blankenhagen
                                           Juliet Cohn
                                           Chris Ibach
           International Emerging Markets  Michael A. Marusiak
                                           Michael L. Reynal
           International SmallCap          Brian W. Pattinson
           LargeCap Stock Index            Dirk Laschanzky
           Limited Term Bond               Craig Dawson
                                           Martin J. Schafer
           MidCap                          K. William Nolin
           SmallCap                        Todd Sanders

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal Global Investors. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal Global Investors. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He is manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



PAUL A. DOW, CFA . Mr. Dow is managing director of US equities for Principal Global Investors. He joined the firm in January 2002, with over 28 years of prior experience in institutional asset management, including over 17 years direct experience in the management of institutional equity portfolios. Most recently Mr. Dow spent over a decade with First American Asset Management, and its predecessor Piper Capital Management, where he held various positions including, head of equities, chief investment officer, president and chief executive. He received a Bachelor's degree from Southwest Missouri State University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).

CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semi-conductor research. He is also responsible for coordinating portfolio rebalancing and the application of the Principal Global Investors' Global Research Platform. Previously, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MARK KARSTROM. . Mr. Karstrom is a portfolio manager at Principal with responsibility for mortgage-backed securities. Prior to joining Principal in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in Economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level II candidate for the Chartered Financial Analyst Designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



BRIAN W. PATTINSON, CFA . Mr. Pattinson is a portfolio manager at Principal. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecommunication sectors. He joined Principal in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined Principal in 2005. He has been with CCI, an affiliate of Principal, since 1991. He had previously worked with Connecticut National Bank as a Research Officer. He earned a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 67 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners Equity Growth       Robert W. Sharps
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney





ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the Equity Steering Committee. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, and a Portfolio Manager in the Systematic Equity Group. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2004, Turner had discretionary management authority with respect to approximately $15.8 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the Group managed approximately $527.4 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth     Investment decisions for the
                                        Fund are made by investment
                                        management teams at UBS Global
                                        AM, including Paul A. Graham,
                                        Jr. and David N. Wabnik. No
                                        member of the investment
                                        management team is primarily
                                        responsible for making
                                        recommendations for portfolio
                                        purchases.




PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.

SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2004, Wellington Management managed $469.9 billion of client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners Blue Chip           Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier





MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Funds with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2004 was:


      Balanced                        0.60%    Limited Term Bond         0.49%
      Bond                            0.47%    MidCap                    0.55%
      Capital Value                   0.59%    Partners Blue Chip        0.60%
      Cash Management                 0.44%    Partners Equity Growth    0.75%
      Equity Income                   0.60%    Partners LargeCap Blend   0.75%
      Government Securities Income    0.44%    Partners LargeCap Value   0.75%
      Growth                          0.59%    Partners MidCap Growth    0.90%
      International                            Partners SmallCap
                                      0.85%    Growth                    0.90%
      International Emerging                   Real Estate Securities
      Markets                         1.25%                              0.90%
      International SmallCap          1.20%    SmallCap                  0.85%
      LargeCap Stock Index            0.35%    Tax-Exempt Bond           0.48%

The Manager has agreed to limit the expenses paid by the following Funds and, if necessary, pay expenses normally payable by each of the listed Funds through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to a Class on an annualized basis) not to exceed the following percentages:

 FUND                                                  CLASS A      CLASS B
 ----                                                  -------      -------
 Capital Value                                           1.03          N/A
 Equity Income                                           1.35         2.10
 International                                           1.63          N/A
 International SmallCap                                  2.00         2.75
 LargeCap Stock Index                                    0.90          N/A
 Partners Equity Growth                                  1.65         2.40
 Partners LargeCap Blend                                 1.45         2.20
 Partners LargeCap Value                                 1.45         2.20
 Partners MidCap Growth                                  1.75         2.50
 Partners SmallCap Growth                                1.95         2.70



The expense limits in place through the period ended February 28, 2005 maintained operating expenses (expressed as a percentage of average net assets attributable to a Class on an annualized basis) which did not exceed the following percentages

 FUND                                                  CLASS A      CLASS B
 ----                                                  -------      -------
 Capital Value                                           1.03          N/A
 Equity Income                                           1.35         2.10
 International                                           1.63          N/A
 International Emerging Markets                          2.00         2.75
 LargeCap Stock Index                                    0.90         1.25
 Partners Equity Growth                                  1.65         2.40
 Partners LargeCap Blend                                 1.45         2.20
 Partners LargeCap Value                                 1.45         2.20
 Partners MidCap Growth                                  1.75         2.50
 Partners SmallCap Growth                                1.95         2.70

:


Each Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The Partners Blue Chip, Partners Equity Growth, Partners LargeCap Blend, Partners LargeCap Value, Partners MidCap Growth and Partners SmallCap Growth Funds have received the necessary shareholder approval and intend to rely on the order.

PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Cash Management Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Cash Management Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Cash Management Fund reserves the right to determine a share price more than once each day.


NOTES:


.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The International Growth-Oriented Funds have a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS


FOR ALL FUNDS EXCEPT THE CASH MANAGEMENT FUND

The Bond, Government Securities Income, Limited Term Bond and Tax-Exempt Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the last business day of each month.

The Balanced, Equity Income and Real Estate Securities Funds pay their net investment income on a quarterly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the last business day of March, June, September and December.


The other Funds (other than the Cash Management Fund) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the last business day of December.


Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the second business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


You can authorize income dividend and capital gain distributions to be:
.. invested in additional shares of the Fund you own without a sales charge;

.. invested in shares of another Principal Mutual Fund (Dividend Relay) without a sales charge (distributions of a Fund may be directed only to one receiving
  Fund); or
.. paid in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


CASH MANAGEMENT FUND

The Cash Management Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day).

Under normal circumstances, the Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


NOTES:

.. Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares may be subject to federal (and state) income tax.

HOW TO BUY SHARES


To open an account and buy fund shares, rely on your Registered Representative. Principal Mutual Funds are "load" funds which means you pay a sales charge for the ongoing assistance of your Registered Representative.


Fill out the Principal Mutual Fund application* completely. You must include:

.. the name(s) you want to appear on the account;
.. the code of the Fund(s) in which you want to invest;
.. your choice of Class A or Class B shares;
.. the amount of the investment;
.. your Social Security number or Taxpayer I.D. number; and .. other required information (may include corporate resolutions, trust agreements, etc.).

  * An application is included with this prospectus. A different application is needed for a Principal Mutual Fund IRA, Coverdell Education Savings Account, 403(b), SEP, SIMPLE, SAR-SEP or certain employee benefit plans. Call Principal Mutual Funds for more information.


Each Fund requires a minimum initial investment:

..  Regular Accounts                              $1,000
..  Uniform Transfer to Minor Accounts            $  500
..  IRA Accounts                                  $  500
..  Coverdell Education Savings Account           $  500


Subsequent investment minimums are $100. However, if your investments are made using an Automatic Investment Plan, the investment minimum is $50 ($100 for Cash Management Fund).

NOTE: The minimum investment applies on a Fund level, not on the total investment being made. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and approved by Princor; Principal Mutual Fund asset allocation programs; Automatic Investment Plans; and Cash Management Fund.

Class B shares of Cash Management Fund may be purchased only by exchange from other Fund accounts in the same share class.


In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


NOTE: We consider your purchase of Fund shares by check to be your authorization to make an ACH debit entry to your account.

     As of March 1, the Principal Mutual Funds will not issue certificates for shares of the Funds.


INVEST BY MAIL
.. Send a check and completed application to:

   Principal Mutual Funds
   P. O. Box 10423
   Des Moines Iowa 50306-9780


.. Make your check payable to Principal Mutual Funds.
.. Your purchase will be priced at the next share price calculated after Principal Mutual Funds receives your paperwork, completed in a manner acceptable to us.
.. When you purchase shares by check, you authorize us to process your purchase electronically. If your check is processed electronically, your checking account may be debited on the same day we receive the check and it will not be returned with your checking account statement.


ORDER BY TELEPHONE
.. Call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).
.. For new accounts, you also need to send a completed application.

NOTES:


.. Phone orders are not available for qualified accounts or the Cash Management
  Fund.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK

.. Have your Registered Representative call Principal Mutual Funds for an account number and wiring instructions.
.. For both initial and subsequent purchases, federal funds should be wired to:

   Wells Fargo, N.A.
   San Francisco, CA
   ABA No.: 121000248
   For credit to: Principal Mutual Funds
   Account No.: 3000499968

   For credit: Principal ________ Fund, Class A or Class B
   Shareholder Account No. __________________
   Shareholder Registration __________________

.. Give the number and instructions to your bank (which may charge a wire fee). .. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).

ESTABLISH A DIRECT DEPOSIT PLAN

Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Mutual Funds account(s).
.. Availability of this service must be approved by your payroll department.

.. Have your Registered Representative call Principal Mutual Funds for an account number, Automated Clearing House (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).

.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo, N.A.
.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

.. For Cash Management (Class A) only - You may set up direct deposit to an existing Cash Management account via
  UMB Bank, N.A. Provide a voided check or deposit slip to the entity making the payment(s) to you and request funds be forwarded to your account.

ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.

.. Minimum monthly purchase is $50 per Fund(except the Cash Management Fund). .. Send completed application, check authorization form and voided check (or voided deposit slip) to:

   Principal Mutual Funds
   P. O. Box 10423
   Des Moines Iowa 50306-0423

SET UP A DIVIDEND RELAY

.. Invest your dividends and capital gains from one Principal Mutual Funds in shares of another Principal Mutual
  Funds.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay. .. You can set up Dividend Relay:
  . on the application for a new account; or

  . by calling Principal Mutual Funds if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).

.. You may discontinue your Dividend Relay election with a written notice to Principal Mutual Funds. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check or money order. A sell order from one owner is binding on all joint owners.
  * a day when both the NYSE and the Federal Reserve are open for normal business.


Your request for a distribution from your 403(b) account must be in writing. You may obtain a distribution form by telephoning us or writing to the Principal Mutual Funds at P.O. Box 10423, Des Moines, Iowa 50306-0423. Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;
.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.

For other payment arrangements, please call Principal Mutual Funds. You should also call Principal Mutual Funds for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


Within 60 days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal Mutual Funds' Class A shares without a sales charge if the shares that were sold were:
.. Class A shares on which a sales charge was paid;
.. Class A shares acquired by conversion of Class B shares; or .. Class B shares on which a CDSC was paid.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the "wash sale" rules resulting in the postponement of the recognition of the loss for tax purposes.


SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to:

   Principal Mutual Funds
   P. O. Box 10423
   Des Moines Iowa 50306-0423
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE*
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order. .. To sell shares the same day, the order must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).

.. Telephone redemption privileges are NOT available for Principal Mutual Funds
  403(b) plans, inherited IRAs and certain employee benefit plans or on shares for which certificates have been issued.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.

  * The Funds and the transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. The Funds will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Funds may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the address on the account.


SELL SHARES BY CHECKWRITING (CLASS A SHARES OF CASH MANAGEMENT FUND ONLY)
.. Checkwriting must be elected on initial application or by written request to Principal Mutual Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.
.. The Fund can only sell shares after your check making the Fund investment has cleared your bank.
.. Checks must be written for at least $500.
.. Checks are drawn on UMB Bank, N.A. and its rules concerning checking accounts apply.
.. If the account does not have sufficient funds to cover the check, it is marked
  "Insufficient Funds" and returned (the Fund may revoke checkwriting on accounts on which "Insufficient Funds" checks are drawn).
.. Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by UMB).
.. Checkwriting is only available for non-qualified accounts.
.. Neither the Fund, UMB nor the Manager shall incur any liability for honoring the checks, selling shares to pay checks or for returning checks unpaid.
.. Checkwriting may be converted to a point-of-purchase debit from your account.
  This only applies if such service is available at the business with which you are doing business.

PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or

.. sending us your written instructions (and share certificate); or .. calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your periodic withdrawal plan continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw. The portion of sales proceeds from the Tax-Exempt Bond Fund which represents tax-exempt income which has been accrued but not declared a dividend by the Fund may be taxed at capital gain rates.


10% WITHDRAWAL PRIVILEGE. Sales may be subject to a CDSC. Up to 10% of the value of your Class A or Class B share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.



REDEMPTION FEE (OTHER THAN CASH MANAGEMENT FUND). Each Fund, except the Cash Management Fund, will impose a redemption fee on redemptions of $30,000 or more of Class A shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Fund.


HOW TO EXCHANGE SHARES AMONG PRINCIPAL MUTUAL FUNDS


Your shares in the Funds (except Class A shares of Cash Management, LargeCap Stock Index and Limited Term Bond Funds) may be exchanged without a sales charge or CDSC for the same class of any other Principal Mutual Fund. Class A shares of LargeCap Stock Index and Limited Term Bond Funds may be exchanged into Class A shares of the other Principal Mutual Funds 90 days after purchase. The 90-day holding period requirement is waived if your purchase of Limited Term Bond Fund shares is made through our Principal Path for Income program. If a certificate has been issued, it must be returned to the Fund before the exchange can take place.


You may exchange shares by:

.. calling us, if you have telephone privileges on the account and if no share certificate has been issued.
.. sending a written request to:

   Principal Mutual Funds
   P. O. Box 10423
   Des Moines, Iowa 50306-0423
.. completing an Exchange Authorization Form (call us to obtain the form). .. via the Internet at www.principal.com.

EXCHANGES FROM CASH MANAGEMENT FUND
Class A shares of Cash Management Fund may be exchanged into:
.. Class A shares of other Principal Mutual Funds.
  . If Cash Management Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
  . If Cash Management Fund shares were acquired by (1) exchange from other
    Funds, (2) conversion of Class B shares or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
.. Class B shares of other Principal Mutual Funds - subject to the CDSC.

Automatic exchange election
---------------------------

This election authorizes an exchange from one Principal Mutual Funds to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;
.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Mutual Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)

The Funds are not designed for frequent trading or market timing activity. The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the Funds by;
  . forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Fund; and .. Increase expenses of the Fund due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund.


We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting exchange instructions from shareholder or other person authorized by the shareholder to direct exchanges;
.. Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the dollar amount of an exchange and/or the number of exchanges during a year;
.. Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse exchange and return the account holdings to the positions held prior to the exchange. We will give you notice in writing in this instance.


GENERAL INFORMATION ABOUT A FUND ACCOUNT


PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


IMPORTANT INFORMATION
A variety of trusts formed to support pension and welfare benefit plans sponsored by Principal Life and affiliated persons of Principal Life owned of record in the aggregate as of February 1, 2005 approximately 14% of the Class A shares of the Capital Value Fund and 12% of the Class A shares of the International Fund. The trusts are redeeming a significant portion of their Class A shares from the Capital Value and International Funds on a regular basis over the course of the next year. To minimize the impact these redemptions may have on the expense ratio of these two Funds, the Manager has voluntarily agreed to limit expenses the Funds pay with respect to the Capital Value Fund to the extent necessary to maintain that Fund's expense ratio for Class A shares at 1.03% and, with respect to the International Fund, to the extent necessary to maintain that Fund's expense ratio for Class A shares at 1.63%.

STATEMENTS
You will receive quarterly (monthly statements for the Cash Management Fund Class A shares) statements for the Funds you own. Principal Mutual Fund 401(a) plan participants will receive semiannual statements that detail account activity. The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Mutual Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;
  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan; or . are purchases or sales under an automatic exchange election.
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 (in the aggregate) from the Funds;

.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;

.. to add telephone transaction services, checkwriting and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:
.. may be given by calling us at 1-800-247-4123 between 7 a.m. and 7 p.m. Central
  Time on any day that the NYSE is open;
.. may be given by accessing our website at www.principal.com (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don't have a user name or password, you may obtain one at www.principal.com). Note: only certain transactions are available on-line.
.. must be received, in their entirety, by us before the close of the NYSE
  (generally 3:00 p.m. Central Time) to be effective the day of your request;
.. are effective the next business day if not received until after the close of the NYSE; and
.. may be given to the registered representative(s) listed on your account(s) who will in turn contact us with your instructions (Princor registered representatives may only convey your specific instructions to the Funds' transfer agent; they may not be granted investment discretion).

NOTE: Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, only one copy of each prospectus, annual and semi-annual report to shareholders will be mailed to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Funds at 1-800-247-4123. You may notify the Funds in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

TRANSACTIONS THROUGH FINANCIAL INSTITUTIONS/PROFESSIONALS
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institutions or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and SAI. Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

FINANCIAL STATEMENTS

Shareholders will receive an annual financial report for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. That report is a part of this prospectus. Shareholders will also receive a semiannual financial report that is unaudited.


FINANCIAL HIGHLIGHTS


The following financial highlights are derived from audited financial statements that were audited by Ernst & Young LLP.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003      2002         2001       2000
                           ----      ----      ----         ----       ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.89    $10.63    $12.17       $14.50     $15.13
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.18      0.16     0.20/(d)/     0.29       0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.71      1.26     (1.51)/(d)/  (2.13)      0.02
                           ----      ----     -----        -----       ----
 Total From Investment
            Operations     0.89      1.42     (1.31)       (1.84)      0.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)    (0.16)    (0.23)       (0.28)     (0.33)
 Distributions from
  Realized Gains......       --        --        --        (0.21)     (0.64)
  ----                                                     -----      -----
   Total Dividends and
         Distributions    (0.19)    (0.16)    (0.23)       (0.49)     (0.97)
                          -----     -----     -----        -----      -----
Net Asset Value, End
 of Period............   $12.59    $11.89    $10.63       $12.17     $14.50
                         ======    ======    ======       ======     ======
Total Return /(b)/ ...     7.50%    13.52%   (10.94)%     (12.91)%     2.40%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $85,882   $82,198   $77,483      $80,547    $94,763
 Ratio of Expenses to
  Average Net Assets..     1.26%     1.46%     1.42%        1.35%      1.32%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.26%     1.47%     1.43%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.46%     1.42%     1.71%/(d)/   2.14%      2.26%
 Portfolio Turnover
  Rate................    144.6%    117.0%     88.1%       107.5%      54.4%

                           2004      2003      2002         2001       2000
                           ----      ----      ----         ----       ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.84    $10.59    $12.12       $14.43     $15.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08      0.07     0.12/(e)/     0.19       0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.69      1.26     (1.51)/(e)/  (2.11)      0.02
                           ----      ----     -----        -----       ----
 Total From Investment
            Operations     0.77      1.33     (1.39)       (1.92)      0.23
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)    (0.08)    (0.14)       (0.18)     (0.22)
 Distributions from
  Realized Gains......       --        --        --        (0.21)     (0.64)
  ----                                                     -----      -----
   Total Dividends and
         Distributions    (0.10)    (0.08)    (0.14)       (0.39)     (0.86)
                          -----     -----     -----        -----      -----
Net Asset Value, End
 of Period............   $12.51    $11.84    $10.59       $12.12     $14.43
                         ======    ======    ======       ======     ======
Total Return /(b)/ ...     6.53%    12.63%   (11.55)%     (13.53)%     1.61%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,126   $15,405   $14,658      $17,900    $20,680
 Ratio of Expenses to
  Average Net Assets..     2.07%     2.25%     2.12%        2.05%      2.12%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.07%     2.25%     2.13%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.66%     0.64%     1.02%/(e)/   1.44%      1.46%
 Portfolio Turnover
  Rate................    144.6%    117.0%     88.1%       107.5%      54.4%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly.
/(d) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class A was to decrease net investment income by $.01 per share, increase net realized and unrealized gain (loss) on investments by $.01 per share, and decrease the ratio of net investment income to average net assets by .09%. Prior periods have not been restated to reflect this change in presentation.
/(e) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class B was to decrease net investment income by $.01 per share, increase net realized and unrealized gain (loss) on investments by $.01 per share, and decrease the ratio of net investment income to average net assets by .08%. Prior periods have not been restated to reflect this change in presentation.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003       2002          2001       2000
                            ----       ----       ----          ----       ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.99     $10.97     $11.11        $10.25     $10.66
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.43       0.45      0.51/(c)/      0.61       0.72
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.18       0.06      (0.11)/(c)/    0.88      (0.40)
                            ----       ----      -----          ----      -----
 Total From Investment
            Operations      0.61       0.51       0.40          1.49       0.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.45)     (0.49)     (0.54)        (0.63)     (0.73)
    ----
   Total Dividends and
         Distributions     (0.45)     (0.49)     (0.54)        (0.63)     (0.73)
                           -----      -----      -----         -----      -----
Net Asset Value, End
 of Period............    $11.15     $10.99     $10.97        $11.11     $10.25
                          ======     ======     ======        ======     ======
Total Return /(b)/ ...      5.71%      4.68%      3.83%        14.96%      3.23%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $178,911   $184,971   $186,723      $143,818   $124,630
 Ratio of Expenses to
  Average Net Assets..      0.94%      1.03%      1.06%         1.05%      1.06%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.91%      4.00%      4.73%/(c)/    5.67%      6.96%
 Portfolio Turnover
  Rate................     154.9%      79.7%      78.9%        152.0%      60.7%

                            2004       2003       2002          2001       2000
                            ----       ----       ----          ----       ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.98     $10.97     $11.11        $10.24     $10.65
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.36       0.35      0.43/(d)/      0.54       0.64
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.18       0.07      (0.11)/(d)/    0.88      (0.39)
                            ----       ----      -----          ----      -----
 Total From Investment
            Operations      0.54       0.42       0.32          1.42       0.25
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.37)     (0.41)     (0.46)        (0.55)     (0.66)
    ----
   Total Dividends and
         Distributions     (0.37)     (0.41)     (0.46)        (0.55)     (0.66)
                           -----      -----      -----         -----      -----
Net Asset Value, End
 of Period............    $11.15     $10.98     $10.97        $11.11     $10.24
                          ======     ======     ======        ======     ======
Total Return /(b)/ ...      4.98%      3.86%      3.07%        14.23%      2.45%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $31,326    $33,883    $34,190       $26,348    $22,577
 Ratio of Expenses to
  Average Net Assets..      1.60%      1.84%      1.83%         1.68%      1.85%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.25%      3.20%      3.95%/(d)/    5.04%      6.16%
 Portfolio Turnover
  Rate................     154.9%      79.7%      78.9%        152.0%      60.7%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class A was to decrease net investment income by $.03 per share, increase net realized and unrealized gain (loss) on investments by $.03 per share, and decrease the ratio of net investment income to average net assets by .30%. Prior periods have not been restated to reflect this change in presentation.
/(d) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class B was to decrease net investment income by $.03 per share, increase net realized and unrealized gain (loss) on investments by $.03 per share, and decrease the ratio of net investment income to average net assets by .30%. Prior periods have not been restated to reflect this change in presentation.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003       2002        2001        2000
                            ----       ----       ----        ----        ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $21.77     $18.48     $20.61      $25.04      $29.58
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.24       0.21       0.22        0.20        0.34
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.84       3.30      (2.16)      (3.40)      (2.10)
                            ----       ----      -----       -----       -----
 Total From Investment
            Operations      2.08       3.51      (1.94)      (3.20)      (1.76)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)     (0.22)     (0.19)      (0.30)      (0.25)
 Distributions from
  Realized Gains......        --         --         --       (0.93)      (2.53)
   ----                                                      -----       -----
   Total Dividends and
         Distributions     (0.24)     (0.22)     (0.19)      (1.23)      (2.78)
                           -----      -----      -----       -----       -----
Net Asset Value, End
 of Period............    $23.61     $21.77     $18.48      $20.61      $25.04
                          ======     ======     ======      ======      ======
Total Return /(b)/ ...      9.61%     19.23%     (9.52)%    (13.31)%     (6.20)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $311,583   $326,089   $333,016    $386,827    $452,251
 Ratio of Expenses to
  Average Net Assets..      0.94%      1.00%      1.01%       0.95%       0.94%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      0.95%      1.01%      1.01%         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.04%      1.05%      1.00%       0.90%       1.38%
 Portfolio Turnover
  Rate................     183.8%     132.1%     128.8%      126.2%      107.8%

                            2004       2003       2002        2001        2000
                            ----       ----       ----        ----        ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $21.51     $18.30     $20.38      $24.76      $29.41
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08       0.02       0.06        0.03        0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.82       3.28      (2.12)      (3.37)      (2.09)
                            ----       ----      -----       -----       -----
 Total From Investment
            Operations      1.90       3.30      (2.06)      (3.34)      (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)     (0.09)     (0.02)      (0.11)      (0.14)
 Distributions from
  Realized Gains......        --         --         --       (0.93)      (2.53)
   ----                                                      -----       -----
   Total Dividends and
         Distributions     (0.04)     (0.09)     (0.02)      (1.04)      (2.67)
                           -----      -----      -----       -----       -----
Net Asset Value, End
 of Period............    $23.37     $21.51     $18.30      $20.38      $24.76
                          ======     ======     ======      ======      ======
Total Return /(b)/ ...      8.83%     18.09%    (10.13)%    (13.96)%     (7.03)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $27,213    $29,412    $27,235     $32,975     $39,017
 Ratio of Expenses to
  Average Net Assets..      1.63%      1.97%      1.72%       1.71%       1.82%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.64%      1.98%      1.72%         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.35%      0.08%      0.29%       0.15%       0.51%
 Portfolio Turnover
  Rate................     183.8%     132.1%     128.8%      126.2%      107.8%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on March 1, 2003.
/(d) /Expense ratio without fees paid indirectly.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003       2002       2001       2000
                            ----       ----       ----       ----       ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000     $1.000     $1.000     $1.000     $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.006      0.006      0.013      0.043      0.056
                           -----      -----      -----      -----      -----
 Total From Investment
            Operations     0.006      0.006      0.013      0.043      0.056
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.006)    (0.006)    (0.013)    (0.043)    (0.056)
                          ------     ------     ------     ------     ------
   Total Dividends and
         Distributions    (0.006)    (0.006)    (0.013)    (0.043)    (0.056)
                          ------     ------     ------     ------     ------
Net Asset Value, End
 of Period............    $1.000     $1.000     $1.000     $1.000     $1.000
                          ======     ======     ======     ======     ======
Total Return /(b)/ ...      0.57%      0.59%      1.36%      4.44%      5.71%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $317,340   $346,292   $397,386   $412,409   $390,154
 Ratio of Expenses to
  Average Net Assets..      0.68%      0.75%      0.72%      0.70%      0.70%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.56%      0.59%      1.35%      4.33%      5.54%

                            2004       2003       2002       2001       2000
                            ----       ----       ----       ----       ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000     $1.000     $1.000     $1.000     $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.004      0.003      0.009      0.037      0.049
                           -----      -----      -----      -----      -----
 Total From Investment
            Operations     0.004      0.003      0.009      0.037      0.049
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.004)    (0.003)    (0.009)    (0.037)    (0.049)
                          ------     ------     ------     ------     ------
   Total Dividends and
         Distributions    (0.004)    (0.003)    (0.009)    (0.037)    (0.049)
                          ------     ------     ------     ------     ------
Net Asset Value, End
 of Period............    $1.000     $1.000     $1.000     $1.000     $1.000
                          ======     ======     ======     ======     ======
Total Return /(b)/ ...      0.39%      0.25%      0.88%      3.71%      5.01%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,071     $7,695     $8,715     $6,655     $5,318
 Ratio of Expenses to
  Average Net Assets..      0.89%      1.09%      1.27%      1.40%      1.33%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      0.96%      1.10%        --         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.35%      0.25%      0.87%      3.59%      4.87%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003      2002       2001        2000
                           ----      ----      ----       ----        ----
PRINCIPAL EQUITY INCOME FUND, INC.
----------------------------------
CLASS A SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..    $9.38     $8.57    $10.69     $18.40      $17.86
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.35      0.36      0.31       0.20        0.27
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.84      0.81     (2.14)     (4.05)       1.68
                           ----      ----     -----      -----        ----
 Total From Investment
            Operations     1.19      1.17     (1.83)     (3.85)       1.95
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.35)    (0.36)    (0.29)     (0.20)      (0.27)
 Distributions from
  Realized Gains......       --        --        --      (3.66)      (1.14)
  ----                                                   -----       -----
   Total Dividends and
         Distributions    (0.35)    (0.36)    (0.29)     (3.86)      (1.41)
                          -----     -----     -----      -----       -----
Net Asset Value, End
 of Period............   $10.22     $9.38     $8.57     $10.69      $18.40
                         ======     =====     =====     ======      ======
Total Return /(c)/ ...    12.95%    13.86%   (17.30)%   (25.74)%     12.09%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $69,482   $60,703   $57,881    $72,581    $101,352
 Ratio of Expenses to
  Average Net Assets..     1.27%     1.46%     1.48%      1.31%       1.23%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.27%       --        --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.56%     4.02%     3.15%      1.51%       1.59%
 Portfolio Turnover
  Rate................    134.7%     19.1%     79.4%     106.2%      150.8%

                           2004      2003      2002       2001        2000
                           ----      ----      ----       ----        ----
PRINCIPAL EQUITY INCOME FUND, INC.
----------------------------------
CLASS B SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..    $9.34     $8.53    $10.64     $18.37      $17.83
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.26      0.28      0.21       0.10        0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.85      0.80     (2.11)     (4.07)       1.69
                           ----      ----     -----      -----        ----
 Total From Investment
            Operations     1.11      1.08     (1.90)     (3.97)       1.83
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.27)    (0.27)    (0.21)     (0.10)      (0.15)
 Distributions from
  Realized Gains......       --        --        --      (3.66)      (1.14)
  ----                                                   -----       -----
   Total Dividends and
         Distributions    (0.27)    (0.27)    (0.21)     (3.76)      (1.29)
                          -----     -----     -----      -----       -----
Net Asset Value, End
 of Period............   $10.18     $9.34     $8.53     $10.64      $18.37
                         ======     =====     =====     ======      ======
Total Return /(c)/ ...    12.06%    12.85%   (18.02)%   (26.41)%     11.30%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,415    $9,775    $9,982    $15,152     $19,624
 Ratio of Expenses to
  Average Net Assets..     2.10%     2.34%     2.37%      2.15%       2.00%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.10%       --        --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.72%     3.14%     2.19%      0.66%       0.82%
 Portfolio Turnover
  Rate................    134.7%     19.1%     79.4%     106.2%      150.8%



/(a) /Effective March 1, 2004, the Principal Utilities Fund, Inc. changed its name to Principal Equity Income Fund, Inc.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Expense ratio without the Manager's voluntary expense limit. The expense limit began on March 1, 2004.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003       2002       2001       2000
                            ----       ----       ----       ----       ----
PRINCIPAL GOVERNMENT SECURITIES
-------------------------------
INCOME FUND, INC.
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.41     $11.74     $11.77     $11.18     $11.10
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.43       0.45       0.60       0.65       0.68
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.01      (0.26)      0.01       0.61       0.07
                            ----      -----       ----       ----       ----
 Total From Investment
            Operations      0.44       0.19       0.61       1.26       0.75
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.48)     (0.52)     (0.64)     (0.67)     (0.67)
                           -----      -----      -----      -----      -----
   Total Dividends and
         Distributions     (0.48)     (0.52)     (0.64)     (0.67)     (0.67)
                           -----      -----      -----      -----      -----
Net Asset Value, End
 of Period............    $11.37     $11.41     $11.74     $11.77     $11.18
                          ======     ======     ======     ======     ======
Total Return /(b)/ ...      3.93%      1.59%      5.41%     11.64%      7.09%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $274,876   $304,191   $310,506   $243,876   $213,114
 Ratio of Expenses to
  Average Net Assets..      0.82%      0.93%      0.90%      0.90%      0.94%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.79%      3.82%      5.11%      5.68%      6.14%
 Portfolio Turnover
  Rate................      72.7%     181.1%      36.5%      51.9%       6.9%

                            2004       2003       2002       2001       2000
                            ----       ----       ----       ----       ----
PRINCIPAL GOVERNMENT SECURITIES
-------------------------------
INCOME FUND, INC.
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.35     $11.67     $11.71     $11.13     $11.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.34       0.35       0.52       0.58       0.58
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        --      (0.24)     (0.01)      0.59       0.09
                              --      -----      -----       ----       ----
 Total From Investment
            Operations      0.34       0.11       0.51       1.17       0.67
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.39)     (0.43)     (0.55)     (0.59)     (0.59)
                           -----      -----      -----      -----      -----
   Total Dividends and
         Distributions     (0.39)     (0.43)     (0.55)     (0.59)     (0.59)
                           -----      -----      -----      -----      -----
Net Asset Value, End
 of Period............    $11.30     $11.35     $11.67     $11.71     $11.13
                          ======     ======     ======     ======     ======
Total Return /(b)/ ...      3.07%      0.91%      4.54%     10.82%      6.32%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $53,901    $62,573    $52,839    $36,303    $27,395
 Ratio of Expenses to
  Average Net Assets..      1.60%      1.70%      1.71%      1.59%      1.75%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.01%      3.06%      4.30%      4.98%      5.33%
 Portfolio Turnover
  Rate................      72.7%     181.1%      36.5%      51.9%       6.9%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004        2003          2002        2001        2000
                            ----        ----          ----        ----        ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $25.44      $22.10        $27.06      $71.22      $65.57
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.08)      (0.09)        (0.18)      (0.30)      (0.37)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.95        3.43         (4.78)     (21.79)       8.43
                            ----        ----         -----      ------        ----
 Total From Investment
            Operations      0.87        3.34         (4.96)     (22.09)       8.06
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          --            --      (22.07)      (2.41)
   ----                                                         ------       -----
   Total Dividends and
         Distributions        --          --            --      (22.07)      (2.41)
   ----                                                         ------       -----
Net Asset Value, End
 of Period............    $26.31      $25.44        $22.10      $27.06      $71.22
                          ======      ======        ======      ======      ======
Total Return /(b)/ ...      3.42%      15.11%       (18.33)%    (41.87)%     12.64%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $252,694    $263,119      $243,504    $291,541    $525,175
 Ratio of Expenses to
  Average Net Assets..      1.15%       1.37%         1.41%       1.30%       1.08%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.15%       1.37%           --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.30)%     (0.42)%       (0.66)%     (0.71)%     (0.52)%
 Portfolio Turnover
  Rate................      52.7%       46.6%/(d)/    22.4%       33.4%      121.5%

                            2004        2003          2002        2001        2000
                            ----        ----          ----        ----        ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $24.49      $21.45        $26.43      $70.41      $65.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.28)      (0.28)        (0.41)      (0.24)      (0.89)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.91        3.32         (4.57)     (21.67)       8.38
                            ----        ----         -----      ------        ----
 Total From Investment
            Operations      0.63        3.04         (4.98)     (21.91)       7.49
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          --            --      (22.07)      (2.41)
   ----                                                         ------       -----
   Total Dividends and
         Distributions        --          --            --      (22.07)      (2.41)
   ----                                                         ------       -----
Net Asset Value, End
 of Period............    $25.12      $24.49        $21.45      $26.43      $70.41
                          ======      ======        ======      ======      ======
Total Return /(b)/ ...      2.57%      14.17%       (18.84)%    (42.21)%     11.79%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $40,469     $47,163       $48,214     $64,111    $110,001
 Ratio of Expenses to
  Average Net Assets..      1.95%       2.22%         2.05%       1.88%       1.85%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.96%       2.22%           --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.11)%     (1.27)%       (1.30)%     (1.29)%     (1.30)%
 Portfolio Turnover
  Rate................      52.7%       46.6%/(d)/    22.4%       33.4%      121.5%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly.
/(d) /Portfolio turnover rate excludes portfolio realignment of approximately
  $7,623,000 from the acquisition of Principal Partners LargeCap Growth Fund,
  Inc.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004       2003       2002       2001       2000
                           ----       ----       ----       ----       ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.16      $6.77      $6.44      $8.75      $8.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03       0.01      (0.05)     (0.03)     (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.72       3.38       0.38      (2.22)      0.31
                           ----       ----       ----      -----       ----
 Total From Investment
            Operations     1.75       3.39       0.33      (2.25)      0.21
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         --         --         --      (0.02)
 Distributions from
  Realized Gains......       --         --         --      (0.06)        --
  ----                                                     -----
   Total Dividends and
         Distributions       --         --         --      (0.06)     (0.02)
  ----                                                     -----      -----
Net Asset Value, End
 of Period............   $11.91     $10.16      $6.77      $6.44      $8.75
                         ======     ======      =====      =====      =====
Total Return /(b)/ ...    17.22%     50.07%      5.12%    (25.85)%     2.36%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $37,804    $26,909    $18,029    $15,335    $17,890
 Ratio of Expenses to
  Average Net Assets..     2.32%      2.57%      2.48%      2.50%      2.49%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.34%      2.70%      2.77%      2.71%      2.59%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.29%      0.12%     (0.36)%    (0.06)%    (1.05)%
 Portfolio Turnover
  Rate................    147.5%     117.3%     165.4%     120.5%     112.9%

                           2004       2003       2002       2001       2000
                           ----       ----       ----       ----       ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.76      $6.56      $6.28      $8.60      $8.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)     (0.05)     (0.06)     (0.05)     (0.16)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.63       3.25       0.34      (2.21)      0.29
                           ----       ----       ----      -----       ----
 Total From Investment
            Operations     1.60       3.20       0.28      (2.26)      0.13
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --         --      (0.06)        --
  ----                                                     -----
   Total Dividends and
         Distributions       --         --         --      (0.06)        --
  ----                                                     -----
Net Asset Value, End
 of Period............   $11.36      $9.76      $6.56      $6.28      $8.60
                         ======      =====      =====      =====      =====
Total Return /(b)/ ...    16.39%     48.78%      4.46%    (26.42)%     1.53%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,148     $7,710     $5,241     $4,728     $6,198
 Ratio of Expenses to
  Average Net Assets..     2.96%      3.29%      3.23%      3.25%      3.22%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.98%      3.42%      3.50%      3.39%      3.22%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.31)%    (0.61)%    (1.13)%    (0.84)%    (1.78)%
 Portfolio Turnover
  Rate................    147.5%     117.3%     165.4%     120.5%     112.9%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit began on the first day of the period ended October 31, 2000. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003          2002        2001        2000
                            ----       ----          ----        ----        ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..     $6.20      $5.05         $5.75       $8.85      $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05       0.04          0.02        0.02        0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.98       1.11         (0.71)      (2.34)       0.20
                            ----       ----         -----       -----        ----
 Total From Investment
            Operations      1.03       1.15         (0.69)      (2.32)       0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)        --         (0.01)      (0.05)      (0.23)
 Distributions from
  Realized Gains......        --         --            --       (0.73)      (1.32)
    ----                                                        -----       -----
   Total Dividends and
         Distributions     (0.05)        --         (0.01)      (0.78)      (1.55)
    ----                   -----                    -----       -----       -----
Net Asset Value, End
 of Period............     $7.18      $6.20         $5.05       $5.75       $8.85
                           =====      =====         =====       =====       =====
Total Return /(b)/ ...     16.73%     22.81%       (11.94)%    (28.64)%      3.04%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $212,752   $200,005      $197,946    $224,177    $325,369
 Ratio of Expenses to
  Average Net Assets..      1.41%      1.55%         1.57%       1.42%       1.27%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.42%      1.55%         1.57%         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.81%      0.84%         0.32%       0.27%       1.76%
 Portfolio Turnover
  Rate................     163.8%     100.8%/(e)/    73.5%       93.9%       92.7%

                            2004       2003          2002        2001        2000
                            ----       ----          ----        ----        ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..     $6.05      $4.98         $5.71       $8.78       $9.96
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02      (0.01)        (0.03)      (0.03)       0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.97       1.08         (0.70)      (2.31)       0.20
                            ----       ----         -----       -----        ----
 Total From Investment
            Operations      0.99       1.07         (0.73)      (2.34)       0.31
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         --            --          --       (0.17)
 Distributions from
  Realized Gains......        --         --            --       (0.73)      (1.32)
    ----                                                        -----       -----
   Total Dividends and
         Distributions        --         --            --       (0.73)      (1.49)
    ----                                                        -----       -----
Net Asset Value, End
 of Period............     $7.04      $6.05         $4.98       $5.71       $8.78
                           =====      =====         =====       =====       =====
Total Return /(b)/ ...     16.36%     21.49%       (12.78)%    (28.97)%      2.43%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $26,782    $28,498       $28,607     $33,277     $48,692
 Ratio of Expenses to
  Average Net Assets..      1.91%      2.47%         2.39%       2.08%       1.88%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.92%      2.47%         2.40%         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.29%     (0.13)%       (0.50)%     (0.41)%      1.13%
 Portfolio Turnover
  Rate................     163.8%     100.8%/(e)/    73.5%       93.9%       92.7%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on March 1, 2003.
/(d) /Expense ratio without fees paid indirectly.
/(e) /Portfolio turnover rate excludes portfolio realignment of approximately
  $4,997,000 from the acquisition of Principal European Equity Fund, Inc. and Principal Pacific Basin Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004       2003       2002       2001       2000
                           ----       ----       ----       ----       ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.84      $8.39      $9.49     $17.00     $15.32
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --      (0.02)     (0.05)     (0.23)     (0.32)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.06       3.47      (1.05)     (4.62)      3.51
                           ----       ----      -----      -----       ----
 Total From Investment
            Operations     3.06       3.45      (1.10)     (4.85)      3.19
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --      (0.01)        --         --         --
 Distributions from
  Realized Gains......       --         --         --      (2.66)     (1.51)
  ----                                                     -----      -----
   Total Dividends and
         Distributions       --      (0.01)        --      (2.66)     (1.51)
  ----                               -----                 -----      -----
Redemption Fees /(a)/        --       0.01         --         --         --
  ----                                ----
Net Asset Value, End
 of Period............   $14.90     $11.84      $8.39      $9.49     $17.00
                         ======     ======      =====      =====     ======
Total Return /(b)/ ...    25.84%     41.22%    (11.59)%   (33.02)%    21.21%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $47,717    $35,588    $26,821    $28,977    $36,322
 Ratio of Expenses to
  Average Net Assets..     2.07%      2.62%      2.49%      2.74%      2.46%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.13%      2.63%      2.49%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.02%     (0.22)%    (0.35)%    (1.08)%    (1.41)%
 Portfolio Turnover
  Rate................    134.0%     144.5%      80.3%     151.6%     329.8%

                           2004       2003       2002       2001       2000
                           ----       ----       ----       ----       ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.31      $8.08      $9.23     $16.72     $15.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.10)     (0.09)     (0.13)     (0.05)     (0.41)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.92       3.32      (1.02)     (4.78)      3.46
                           ----       ----      -----      -----       ----
 Total From Investment
            Operations     2.82       3.23      (1.15)     (4.83)      3.05
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --         --      (2.66)     (1.51)
  ----                                                     -----      -----
   Total Dividends and
         Distributions       --         --         --      (2.66)     (1.51)
  ----                                                     -----      -----
Net Asset Value, End
 of Period............   $14.13     $11.31      $8.08      $9.23     $16.72
                         ======     ======      =====      =====     ======
Total Return /(b)/ ...    24.93%     39.98%    (12.46)%   (33.52)%    20.43%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,358    $10,251     $7,536     $8,641    $12,539
 Ratio of Expenses to
  Average Net Assets..     2.83%      3.44%      3.40%      3.46%      3.04%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.91%      3.46%      3.41%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.74)%    (1.05)%    (1.27)%    (1.83)%    (1.99)%
 Portfolio Turnover
  Rate................    134.0%     144.5%      80.3%     151.6%     329.8%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit began on March 1, 2004.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003      2002       2001     2000/(D)/
                           ----      ----      ----       ----     ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.80     $6.57     $7.85     $10.59    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06      0.06      0.05       0.05      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59      1.22     (1.29)     (2.74)     0.56
                           ----      ----     -----      -----      ----
 Total From Investment
            Operations     0.65      1.28     (1.24)     (2.69)     0.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)    (0.05)    (0.04)     (0.05)       --
 ----                     -----     -----     -----      -----
   Total Dividends and
         Distributions    (0.06)    (0.05)    (0.04)     (0.05)       --
 ----                     -----     -----     -----      -----
Net Asset Value, End
 of Period............    $8.39     $7.80     $6.57      $7.85    $10.59
                          =====     =====     =====      =====    ======
Total Return /(b)/ ...     8.37%    19.62%   (15.92)%   (25.46)%    4.96%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $53,384   $41,913   $33,538    $15,886    $9,855
 Ratio of Expenses to
  Average Net Assets..     0.90%     0.90%     0.90%      0.90%     0.79%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.01%     1.25%     1.20%      1.44%     1.82%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.78%     0.89%     0.65%      0.59%     0.76%/(f)/
 Portfolio Turnover
  Rate................     32.3%     20.1%     19.3%      39.3%    189.7%/(f)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit. The expense limit began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000.
/(d) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004      2003      2002         2001      2000
                            ----      ----      ----         ----      ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..     $9.74     $9.86     $9.98        $9.50     $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.26      0.29     0.43/(d)/     0.56      0.59
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.09)     0.01     (0.08)/(d)/   0.49     (0.05)
                           -----      ----     -----         ----     -----
 Total From Investment
            Operations      0.17      0.30      0.35         1.05      0.54
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.41)    (0.42)    (0.47)       (0.57)    (0.58)
                           -----     -----     -----        -----     -----
   Total Dividends and
         Distributions     (0.41)    (0.42)    (0.47)       (0.57)    (0.58)
                           -----     -----     -----        -----     -----
Net Asset Value, End
 of Period............     $9.50     $9.74     $9.86        $9.98     $9.50
                           =====     =====     =====        =====     =====
Total Return /(b)/ ...      1.77%     3.04%     3.70%       11.36%     5.94%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $122,451   $96,568   $74,719      $37,942   $25,183
 Ratio of Expenses to
  Average Net Assets..      0.86%     0.93%     0.94%        1.01%     0.99%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --        --        --           --      1.20%
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.71%     3.02%     4.07%/(d)/   5.69%     6.16%
 Portfolio Turnover
  Rate................      42.0%     26.2%     97.6%        65.7%     31.5%




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit.  The expense limit ceased on November 1, 2000.
/(d) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class A was to decrease net investment income by $.07 per share, increase net realized and unrealized gain (loss) on investments by $.07 per share, and decrease the ratio of net investment income to average net assets by 1.81%. Prior periods have not been restated to reflect this change in presentation.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003        2002        2001        2000
                            ----       ----        ----        ----        ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $39.20     $31.01      $33.08      $52.01      $42.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.32       0.09        0.08       (0.02)      (0.16)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      5.40       8.20       (1.09)      (3.75)      12.08
                            ----       ----       -----       -----       -----
 Total From Investment
            Operations      5.72       8.29       (1.01)      (3.77)      11.92
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.18)     (0.10)      (0.07)         --          --
 Distributions from
  Realized Gains......     (1.87)        --       (0.99)     (15.16)      (2.03)
    ----                   -----                  -----      ------       -----
   Total Dividends and
         Distributions     (2.05)     (0.10)      (1.06)     (15.16)      (2.03)
                           -----      -----       -----      ------       -----
Net Asset Value, End
 of Period............    $42.87     $39.20      $31.01      $33.08      $52.01
                          ======     ======      ======      ======      ======
Total Return /(b)/ ...     15.10%     26.81%      (3.36)%     (9.14)%     29.21%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $459,207   $396,239    $319,410    $319,523    $364,639
 Ratio of Expenses to
  Average Net Assets..      1.02%      1.19%       1.24%       1.16%       1.17%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.02%      1.19%       1.25%         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.78%      0.28%       0.27%       0.20%      (0.36)%
 Portfolio Turnover
  Rate................      38.8%      50.4%       76.2%       66.6%      161.8%

                            2004       2003        2002        2001        2000
                            ----       ----        ----        ----        ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $37.35     $29.59      $31.75      $50.71      $41.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19      (0.05)      (0.15)       0.22       (0.42)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      5.15       7.81       (1.02)      (4.02)      11.87
                            ----       ----       -----       -----       -----
 Total From Investment
            Operations      5.34       7.76       (1.17)      (3.80)      11.45
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (1.87)        --       (0.99)     (15.16)      (2.03)
   ----                    -----                  -----      ------       -----
   Total Dividends and
         Distributions     (1.87)        --       (0.99)     (15.16)      (2.03)
   ----                    -----                  -----      ------       -----
Net Asset Value, End
 of Period............    $40.82     $37.35      $29.59      $31.75      $50.71
                          ======     ======      ======      ======      ======
Total Return /(b)/ ...     14.78%     26.23%      (4.00)%     (9.55)%     28.63%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $72,746    $70,586     $64,538     $71,330     $80,721
 Ratio of Expenses to
  Average Net Assets..      1.32%      1.64%       1.90%       1.61%       1.62%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.32%      1.64%       1.90%         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.49%     (0.16)%     (0.39)%     (0.25)%     (0.80)%
 Portfolio Turnover
  Rate................      38.8%      50.4%       76.2%       66.6%      161.8%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004        2003        2002        2001        2000
                            ----        ----        ----        ----        ----
PRINCIPAL PARTNERS BLUE CHIP FUND, INC.
---------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $16.16      $13.59      $17.04      $24.26      $25.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05          --       (0.02)      (0.02)       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.36        2.57       (3.42)      (6.84)      (0.69)
                            ----        ----       -----       -----       -----
 Total From Investment
            Operations      1.41        2.57       (3.44)      (6.86)      (0.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          --          --          --       (0.05)
 Distributions from
  Realized Gains......        --          --          --       (0.33)      (0.29)
 Tax Return of Capital
  Distributions /(b)/.        --          --       (0.01)      (0.03)         --
    ----                                           -----       -----
   Total Dividends and
         Distributions        --          --       (0.01)      (0.36)      (0.34)
    ----                                           -----       -----       -----
Net Asset Value, End
 of Period............    $17.57      $16.16      $13.59      $17.04      $24.26
                          ======      ======      ======      ======      ======
Total Return /(c)/ ...      8.73%      18.91%     (20.19)%    (28.63)%     (2.60)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $123,304    $117,931    $104,481    $120,173    $170,462
 Ratio of Expenses to
  Average Net Assets..      1.25%       1.68%       1.54%       1.50%       1.19%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.25%       1.69%       1.54%         --        1.33%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.29%       0.00%      (0.08)%     (0.10)%      0.19%
 Portfolio Turnover
  Rate................      66.7%       87.6%       79.8%       74.4%       73.6%

                            2004        2003        2002        2001        2000
                            ----        ----        ----        ----        ----
PRINCIPAL PARTNERS BLUE CHIP FUND, INC.
---------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $15.60      $13.22      $16.65      $23.89      $25.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.08)      (0.11)      (0.13)      (0.16)      (0.14)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.31        2.49       (3.30)      (6.72)      (0.67)
                            ----        ----       -----       -----       -----
 Total From Investment
            Operations      1.23        2.38       (3.43)      (6.88)      (0.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          --          --          --       (0.01)
 Distributions from
  Realized Gains......        --          --          --       (0.33)      (0.29)
 Tax Return of Capital
  Distributions /(b)/.        --          --          --       (0.03)         --
    ----                                                       -----
   Total Dividends and
         Distributions        --          --          --       (0.36)      (0.30)
    ----                                                       -----       -----
Net Asset Value, End
 of Period............    $16.83      $15.60      $13.22      $16.65      $23.89
                          ======      ======      ======      ======      ======
Total Return /(c)/ ...      7.88%      18.00%     (20.60)%    (29.16)%     (3.30)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $26,399     $29,233     $27,704     $38,531     $54,550
 Ratio of Expenses to
  Average Net Assets..      2.05%       2.46%       2.10%       2.21%       1.94%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.05%       2.47%       2.10%         --        2.05%
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.50)%     (0.78)%     (0.64)%     (0.81)%     (0.56)%
 Portfolio Turnover
  Rate................      66.7%       87.6%       79.8%       74.4%       73.6%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit was effective for the year ended October 31, 2000.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004       2003       2002       2001       2000
                           ----       ----       ----       ----       ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.00      $6.12      $7.62     $11.36     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)     (0.05)     (0.10)     (0.10)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29       0.93      (1.40)     (3.64)      1.41
                           ----       ----      -----      -----       ----
 Total From Investment
            Operations     0.24       0.88      (1.50)     (3.74)      1.36
                           ----       ----      -----      -----       ----
Net Asset Value, End
 of Period............    $7.24      $7.00      $6.12      $7.62     $11.36
                          =====      =====      =====      =====     ======
Total Return /(b)/ ...     3.43%     14.38%    (19.69)%   (32.92)%    13.60%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,100    $43,061    $37,451    $38,303    $49,794
 Ratio of Expenses to
  Average Net Assets..     1.59%      1.89%      1.98%      1.90%      1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.65%      1.99%        --         --       1.99%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.68)%    (0.74)%    (1.07)%    (1.10)%    (0.68)%/(e)/
 Portfolio Turnover
  Rate................    160.3%     124.7%     138.9%      86.4%      62.0%/(e)/

                           2004       2003       2002       2001       2000
                           ----       ----       ----       ----       ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.79      $5.99      $7.52     $11.28     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.10)     (0.09)     (0.11)     (0.13)     (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.28       0.89      (1.42)     (3.63)      1.38
                           ----       ----      -----      -----       ----
 Total From Investment
            Operations     0.18       0.80      (1.53)     (3.76)      1.28
                           ----       ----      -----      -----       ----
Net Asset Value, End
 of Period............    $6.97      $6.79      $5.99      $7.52     $11.28
                          =====      =====      =====      =====     ======
Total Return /(b)/ ...     2.65%     13.36%    (20.35)%   (33.33)%    12.80%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,066    $14,849    $12,939    $15,419    $19,430
 Ratio of Expenses to
  Average Net Assets..     2.31%      2.65%      2.76%      2.63%      2.31%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.37%      2.72%        --         --       2.61%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.39)%    (1.50)%    (1.85)%    (1.82)%    (1.41)%/(e)/
 Portfolio Turnover
  Rate................    160.3%     124.7%     138.9%      86.4%      62.0%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit was effective for the year ended October 31, 2000. The expense limit began again on March 1, 2003 and decreased on March 1, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004       2003       2002      2001/(D)/
                           ----       ----       ----      ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.14      $7.97      $9.00     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         --      (0.01)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.74       1.17      (1.02)     (1.00)
                           ----       ----      -----      -----
 Total From Investment
            Operations     0.75       1.17      (1.03)     (1.00)
                           ----       ----      -----      -----
Net Asset Value, End
 of Period............    $9.89      $9.14      $7.97      $9.00
                          =====      =====      =====      =====
Total Return /(b)/ ...     8.21%     14.68%    (11.44)%   (10.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $43,210    $33,155    $18,781     $7,694
 Ratio of Expenses to
  Average Net Assets..     1.47%      1.79%      1.95%      1.95%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.52%      1.82%      1.98%      2.25%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.11%      0.06%     (0.02)%    (0.09)%/(f)/
 Portfolio Turnover
  Rate................    100.0%      33.0%      67.5%      56.9%/(f)/

                           2004       2003       2002      2001/(D)/
                           ----       ----       ----      ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.95      $7.87      $8.94     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)     (0.05)     (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.73       1.13      (1.04)     (1.02)
                           ----       ----      -----      -----
 Total From Investment
            Operations     0.67       1.08      (1.07)     (1.06)
                           ----       ----      -----      -----
Net Asset Value, End
 of Period............    $9.62      $8.95      $7.87      $8.94
                          =====      =====      =====      =====
Total Return /(b)/ ...     7.49%     13.72%    (11.97)%   (10.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,438    $14,702     $6,552     $2,670
 Ratio of Expenses to
  Average Net Assets..     2.21%      2.49%      2.70%      2.70%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.24%      2.55%      2.78%      3.01%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.63)%    (0.64)%    (0.77)%    (0.84)%/(f)/
 Portfolio Turnover
  Rate................    100.0%      33.0%      67.5%      56.9%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. Expense limits for each class were decreased on March 1, 2003 and March 1, 2004.
/(d) /Period from December 22, 2000, date shares first offered, through October
  31, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003      2002     2001/(D)/
                           ----      ----      ----     ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.94     $8.89     $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09      0.08      0.03      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.18      2.00     (1.00)    (0.04)
                           ----      ----     -----     -----
 Total From Investment
            Operations     1.27      2.08     (0.97)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)    (0.03)    (0.03)       --
 Distributions from
  Realized Gains......       --        --     (0.09)       --
 -----                                        -----
   Total Dividends and
         Distributions    (0.07)    (0.03)    (0.12)       --
 ----                     -----     -----     -----
Net Asset Value, End
 of Period............   $12.14    $10.94     $8.89     $9.98
                         ======    ======     =====     =====
Total Return /(b)/ ...    11.67%    23.51%    (9.89)%   (0.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $43,517   $34,298   $21,677    $8,146
 Ratio of Expenses to
  Average Net Assets..     1.46%     1.73%     1.90%     1.95%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.50%     1.76%     1.90%     2.04%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.80%     0.81%     0.45%     0.43%/(f)/
 Portfolio Turnover
  Rate................     27.0%     18.5%     10.5%     35.1%/(f)/

                           2004      2003      2002     2001/(D)/
                           ----      ----      ----     ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.78     $8.79     $9.92    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01      0.01     (0.01)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.16      1.98     (1.03)    (0.06)
                           ----      ----     -----     -----
 Total From Investment
            Operations     1.17      1.99     (1.04)    (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --        --     (0.09)       --
 -----                                        -----
   Total Dividends and
         Distributions       --        --     (0.09)       --
 -----                                        -----
Net Asset Value, End
 of Period............   $11.95    $10.78     $8.79     $9.92
                         ======    ======     =====     =====
Total Return /(b)/ ...    10.85%    22.64%   (10.62)%   (0.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,127   $13,196    $7,439    $2,786
 Ratio of Expenses to
  Average Net Assets..     2.20%     2.48%     2.70%     2.70%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.23%     2.51%     2.71%     2.82%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.06%     0.06%    (0.35)%   (0.33)%/(f)/
 Portfolio Turnover
  Rate................     27.0%     18.5%     10.5%     35.1%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. Expense limits for each class were decreased on March 1, 2003 and March 1, 2004.
/(d) /Period from December 22, 2000, date shares first offered, through October
  31, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004       2003       2002       2001      2000/(D)/
                           ----       ----       ----       ----      ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.07      $3.61      $4.55      $9.09     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.08)     (0.07)     (0.08)     (0.10)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.16       1.53      (0.86)     (4.44)     (0.87)
                           ----       ----      -----      -----      -----
 Total From Investment
            Operations     0.08       1.46      (0.94)     (4.54)     (0.91)
                           ----       ----      -----      -----      -----
Net Asset Value, End
 of Period............    $5.15      $5.07      $3.61      $4.55      $9.09
                          =====      =====      =====      =====      =====
Total Return /(b)/ ...     1.58%     40.44%    (20.66)%   (49.94)%   (12.68)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,678    $22,206    $12,745    $11,207    $11,875
 Ratio of Expenses to
  Average Net Assets..     1.78%      1.95%      1.95%      1.95%      1.79%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.91%      2.39%      2.40%      2.67%      2.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.49)%    (1.72)%    (1.74)%    (1.64)%    (1.40)%/(f)/
 Portfolio Turnover
  Rate................    173.3%     175.6%     234.9%     334.0%     265.5%/(f)/

                           2004       2003       2002       2001      2000/(D)/
                           ----       ----       ----       ----      ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $4.97      $3.54      $4.49      $9.04     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.11)     (0.10)     (0.08)     (0.08)     (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.15       1.53      (0.87)     (4.47)     (0.89)
                           ----       ----      -----      -----      -----
 Total From Investment
            Operations     0.04       1.43      (0.95)     (4.55)     (0.96)
                           ----       ----      -----      -----      -----
Net Asset Value, End
 of Period............    $5.01      $4.97      $3.54      $4.49      $9.04
                          =====      =====      =====      =====      =====
Total Return /(b)/ ...     0.80%     40.40%    (21.16)%   (50.33)%   (13.16)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,351     $8,528     $4,160     $3,967     $4,093
 Ratio of Expenses to
  Average Net Assets..     2.52%      2.70%      2.70%      2.70%      2.54%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.66%      3.17%      3.32%      3.45%      3.22%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.23)%    (2.47)%    (2.49)%    (2.40)%    (2.18)%/(f)/
 Portfolio Turnover
  Rate................    173.3%     175.6%     234.9%     334.0%     265.5%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000 and deceased on March 1, 2004.
/(d) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004       2003      2002      2001/(D)/
                           ----       ----      ----      ----
PRINCIPAL PARTNERS SMALLCAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.43      $3.99     $6.24     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.09)     (0.07)    (0.08)     (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20       1.51     (2.17)     (3.69)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.11       1.44     (2.25)     (3.76)
                           ----       ----     -----      -----
Net Asset Value, End
 of Period............    $5.54      $5.43     $3.99      $6.24
                          =====      =====     =====      =====
Total Return /(b)/ ...     2.03%     36.09%   (36.06)%   (37.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,057    $10,108    $4,899     $4,107
 Ratio of Expenses to
  Average Net Assets..     1.95%      1.95%     1.95%      1.95%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.14%      2.88%     2.95%      2.94%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.65)%    (1.59)%   (1.69)%    (1.55)%/(f)/
 Portfolio Turnover
  Rate................     58.1%      72.2%    303.3%     144.5%/(f)/

                           2004       2003      2002      2001/(D)/
                           ----       ----      ----      ----
PRINCIPAL PARTNERS SMALLCAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.31      $3.93     $6.20     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.13)     (0.10)    (0.08)     (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20       1.48     (2.19)     (3.69)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.07       1.38     (2.27)     (3.80)
                           ----       ----     -----      -----
Net Asset Value, End
 of Period............    $5.38      $5.31     $3.93      $6.20
                          =====      =====     =====      =====
Total Return /(b)/ ...     1.32%     35.11%   (36.61)%   (38.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,050     $4,402    $1,579     $1,230
 Ratio of Expenses to
  Average Net Assets..     2.69%      2.70%     2.70%      2.70%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.88%      3.76%     3.98%      3.82%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.40)%    (2.34)%   (2.43)%    (2.29)%/(f)/
 Portfolio Turnover
  Rate................     58.1%      72.2%    303.3%     144.5%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.
/(d) /Period from December 22, 2000, date shares first offered, through October
  31, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003      2002      2001     2000
                           ----      ----      ----      ----     ----
PRINCIPAL REAL ESTATE SECURITIES FUND, INC.
-------------------------------------------
CLASS A SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..   $13.06    $10.03     $9.45     $9.03    $7.73
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.24      0.34      0.30      0.34     0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.66      3.01      0.57      0.42     1.30
                           ----      ----      ----      ----     ----
 Total From Investment
            Operations     3.90      3.35      0.87      0.76     1.65
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.26)    (0.32)    (0.29)    (0.34)   (0.35)
 Distributions from
  Realized Gains......    (0.22)       --        --        --       --
  ----                    -----                                     --
   Total Dividends and
         Distributions    (0.48)    (0.32)    (0.29)    (0.34)   (0.35)
                          -----     -----     -----     -----    -----
Net Asset Value, End
 of Period............   $16.48    $13.06    $10.03     $9.45    $9.03
                         ======    ======    ======     =====    =====
Total Return /(c)/ ...    30.59%    34.00%     9.13%     8.49%   21.86%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $62,362   $46,131   $29,198   $12,700   $9,439
 Ratio of Expenses to
  Average Net Assets..     1.64%     1.82%     1.76%     1.97%    1.88%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.64%       --        --        --     2.17%
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.68%     3.05%     2.87%     3.57%    4.28%
 Portfolio Turnover
  Rate................     79.3%     58.4%     65.4%     69.5%    79.8%

                           2004      2003      2002      2001     2000
                           ----      ----      ----      ----     ----
PRINCIPAL REAL ESTATE SECURITIES FUND, INC.
-------------------------------------------
CLASS B SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..   $12.98     $9.98     $9.41     $9.00    $7.71
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.14      0.26      0.23      0.28     0.30
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.65      2.98      0.57      0.42     1.29
                           ----      ----      ----      ----     ----
 Total From Investment
            Operations     3.79      3.24      0.80      0.70     1.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)    (0.24)    (0.23)    (0.29)   (0.30)
 Distributions from
  Realized Gains......    (0.22)       --        --        --       --
 -----                    -----
   Total Dividends and
         Distributions    (0.39)    (0.24)    (0.23)    (0.29)   (0.30)
                          -----     -----     -----     -----    -----
Net Asset Value, End
 of Period............   $16.38    $12.98     $9.98     $9.41    $9.00
                         ======    ======     =====     =====    =====
Total Return /(c)/ ...    29.79%    32.95%     8.38%     7.76%   21.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,102   $15,232    $8,982    $5,663   $4,488
 Ratio of Expenses to
  Average Net Assets..     2.34%     2.51%     2.47%     2.58%    2.62%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.35%       --        --        --     2.75%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.99%     2.34%     2.26%     2.97%    3.53%
 Portfolio Turnover
  Rate................     79.3%     58.4%     65.4%     69.5%    79.8%



/(a) /Effective March 1, 2004, Principal Real Estate Fund, Inc. changed its name to Principal Real Estate Securities Fund, Inc.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit was effective for the year ended October 31, 2000.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004       2003       2002       2001       2000
                           ----       ----       ----       ----       ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.28      $6.23      $7.60     $11.24     $11.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)     (0.06)     (0.12)     (0.11)     (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.96       2.11      (1.25)     (1.91)      1.27
                           ----       ----      -----      -----       ----
 Total From Investment
            Operations     0.89       2.05      (1.37)     (2.02)      1.16
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --         --      (1.62)     (1.26)
  ----                                                     -----      -----
   Total Dividends and
         Distributions       --         --         --      (1.62)     (1.26)
  ----                                                     -----      -----
Net Asset Value, End
 of Period............    $9.17      $8.28      $6.23      $7.60     $11.24
                          =====      =====      =====      =====     ======
Total Return /(b)/ ...    10.75%     32.91%    (18.03)%   (19.37)%     9.89%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $82,731    $73,671    $56,334    $53,763    $60,660
 Ratio of Expenses to
  Average Net Assets..     1.57%      1.98%      1.94%      1.87%      1.75%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.57%      1.98%      1.95%        --       1.76%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.76)%    (0.85)%    (0.93)%    (0.80)%    (0.61)%
 Portfolio Turnover
  Rate................    188.8%     165.6%     218.2%     154.9%     138.4%

                           2004       2003       2002       2001       2000
                           ----       ----       ----       ----       ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.90      $5.99      $7.36     $11.02     $11.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.13)     (0.10)     (0.09)     (0.06)     (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.91       2.01      (1.28)     (1.98)      1.17
                           ----       ----      -----      -----       ----
 Total From Investment
            Operations     0.78       1.91      (1.37)     (2.04)      1.07
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --         --      (1.62)     (1.26)
  ----                                                     -----      -----
   Total Dividends and
         Distributions       --         --         --      (1.62)     (1.26)
  ----                                                     -----      -----
Net Asset Value, End
 of Period............    $8.68      $7.90      $5.99      $7.36     $11.02
                          =====      =====      =====      =====     ======
Total Return /(b)/ ...     9.87%     31.89%    (18.61)%   (20.05)%     9.14%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $24,117    $22,036    $15,624    $17,342    $19,022
 Ratio of Expenses to
  Average Net Assets..     2.30%      2.70%      2.75%      2.74%      2.41%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.31%      2.70%      2.75%        --       2.41%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.50)%    (1.58)%    (1.73)%    (1.67)%    (1.27)%
 Portfolio Turnover
  Rate................    188.8%     165.6%     218.2%     154.9%     138.4%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit was effective for the year ended October 31, 2000.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003       2002          2001       2000
                            ----       ----       ----          ----       ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.31     $12.29     $12.10        $11.65     $11.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.46       0.47      0.48/(c)/      0.54       0.59
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.18       0.05      0.18/(c)/      0.51       0.06
                            ----       ----      ----           ----       ----
 Total From Investment
            Operations      0.64       0.52       0.66          1.05       0.65
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.44)     (0.45)     (0.47)        (0.55)     (0.58)
 Distributions from
  Realized Gains......     (0.03)     (0.05)        --         (0.05)     (0.11)
   ----                    -----      -----                    -----      -----
   Total Dividends and
         Distributions     (0.47)     (0.50)     (0.47)        (0.60)     (0.69)
                           -----      -----      -----         -----      -----
Net Asset Value, End
 of Period............    $12.48     $12.31     $12.29        $12.10     $11.65
                          ======     ======     ======        ======     ======
Total Return /(b)/ ...      5.31%      4.25%      5.64%         9.28%      5.81%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $166,930   $178,379   $183,100      $167,016   $163,846
 Ratio of Expenses to
  Average Net Assets..      0.76%      0.81%      0.77%         0.82%      0.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.72%      3.71%      4.02%/(c)/    4.59%      5.12%
 Portfolio Turnover
  Rate................      70.3%      31.2%      60.0%         51.8%       7.6%

                            2004       2003       2002          2001       2000
                            ----       ----       ----          ----       ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.36     $12.32     $12.16        $11.71     $11.70
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.41       0.38      0.38/(d)/      0.48       0.57
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.15       0.07      0.17/(d)/      0.51       0.07
                            ----       ----      ----           ----       ----
 Total From Investment
            Operations      0.56       0.45       0.55          0.99       0.64
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.34)     (0.36)     (0.39)        (0.49)     (0.52)
 Distributions from
  Realized Gains......     (0.03)     (0.05)        --         (0.05)     (0.11)
   ----                    -----      -----                    -----      -----
   Total Dividends and
         Distributions     (0.37)     (0.41)     (0.39)        (0.54)     (0.63)
                           -----      -----      -----         -----      -----
Net Asset Value, End
 of Period............    $12.55     $12.36     $12.32        $12.16     $11.71
                          ======     ======     ======        ======     ======
Total Return /(b)/ ...      4.88%      3.68%      4.67%         8.70%      5.69%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $10,742    $13,254    $13,848       $12,122    $10,744
 Ratio of Expenses to
  Average Net Assets..      1.15%      1.44%      1.60%         1.33%      1.37%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.32%      3.07%      3.19%/(d)/    4.07%      4.60%
 Portfolio Turnover
  Rate................      70.3%      31.2%      60.0%         51.8%       7.6%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect to the Class A per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation.
/(d) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect to the Class B per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation.

 APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Funds, performance numbers shown would differ. Although the Funds and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Funds will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.

                                AVERAGE ANNUAL PERFORMANCE                                   ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2004)                                (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004   2003    2002    2001    2000   1999   1998
                        --------------------------------------------     ----------------------------------------------------
PRINCIPAL BALANCED
FUND, INC. - CLASS A/
(A)/                     9.32   9.32   3.47   0.42   6.45    7.49         9.32  18.02  -14.14   -7.16   -0.71   0.63  11.20
 60% S&P 500 Index/40%
 Lehman Brothers
 Aggregate Bond
 Index                   8.32   8.32   4.93   1.97  10.65                 8.32  18.47   -9.83   -3.72   -1.01  11.96  21.08
 Morningstar Moderate
 Allocation Category
 Average                 8.62   8.62   4.71   2.17   9.24                 8.62  20.06  -11.48   -4.63    1.66  10.34  13.20

PRINCIPAL CAPITAL
VALUE FUND, INC. -
CLASS A/ (B)/           12.06  12.06   6.33   1.90   9.17   11.01        12.06  24.99  -14.18   -8.55   -0.08   6.86  12.13
 Russell 1000 Value
 Index                  16.49  16.49   8.57   5.27  13.83                16.49  30.03  -15.52   -5.59    7.02   7.35  15.63
 Morningstar Large
 Value Category
 Average                12.91  12.91   5.63   4.35  11.35                12.91  28.40  -18.92   -5.37    5.47   6.63  13.10

PRINCIPAL EQUITY
INCOME FUND, INC. -
CLASS A/ (C)/           17.35  17.35   5.18  -0.24   8.42    6.78        17.35  13.62  -12.73  -28.20   18.23   2.25  22.50
 Russell 1000 Value
 Index                  16.49  16.49   8.57   5.27  13.83                16.49  30.03  -15.52   -5.59    7.02   7.35  15.63
 Morningstar Moderate
 Allocation Category
 Average                 8.62   8.62   4.71   2.17   9.24                 8.62  20.06  -11.48   -4.63    1.66  10.34  13.20

PRINCIPAL GROWTH FUND,
INC. - CLASS A/ //(B)/   8.67   8.67  -1.43  -8.75   5.45    8.70         8.67  25.58  -29.82  -26.10  -10.64  16.13  20.37
 Russell 1000 Growth
 Index                   6.30   6.30  -0.18  -9.29   9.59                 6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71
 Morningstar Large
 Growth Category
 Average                 7.64   7.64   0.01  -7.64   9.00                 7.64  28.55  -27.73  -23.63  -14.09  39.72  33.56

PRINCIPAL LARGECAP
STOCK FUND INDEX -
CLASS A/ (//D//)/        9.75   9.75   2.56    N/A    N/A   -1.80         9.75  27.65  -23.01  -15.53   -2.94
Principal Global
Investors S&P 500
Index Composite                              -2.66  11.66                                                      20.62  28.18
 S&P 500 Index          10.87  10.87   3.58  -2.30  12.07                10.87  28.67  -22.11  -11.88   -9.11  21.04  28.58
 Morningstar Large
 Blend Category
 Average                 9.96   9.96   2.93  -1.77  10.42                 9.96  26.72  -22.02  -13.68   -6.97  19.72  21.95

                        --------------------------------------------     ----------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b) /SEC effective date 10/15/69
 /(c) /SEC effective date 12/16/92
 /(//d//) /SEC effective date 03/01/00




                        1997   1996    1995
                        ---------------------
PRINCIPAL BALANCED      17.29  13.00   23.39
FUND, INC. - CLASS A/
(A)/
 60% S&P 500 Index/40%  23.56  15.03   29.60
 Lehman Brothers
 Aggregate Bond
 Index
 Morningstar Moderate   19.35  14.15   25.72
 Allocation Category
 Average

PRINCIPAL CAPITAL       28.69  23.42   31.90
VALUE FUND, INC. -
CLASS A/ (B)/
 Russell 1000 Value     35.18  21.64   38.35
 Index
 Morningstar Large      27.01  20.79   32.28
 Value Category
 Average

PRINCIPAL EQUITY        29.58   4.56   33.87
INCOME FUND, INC. -
CLASS A/ (C)/
 Russell 1000 Value     35.18  21.64   38.35
 Index
 Morningstar Moderate   19.35  14.15   25.72
 Allocation Category
 Average

PRINCIPAL GROWTH FUND,  28.41  12.23   33.47
INC. - CLASS A/ //(B)/
 Russell 1000 Growth    30.49  23.12   37.19
 Index
 Morningstar Large      25.00  18.95   32.27
 Growth Category
 Average

PRINCIPAL LARGECAP
STOCK FUND INDEX -
CLASS A/ (//D//)/
Principal Global        32.89  22.51   37.07
Investors S&P 500
Index Composite
 S&P 500 Index          33.36  22.96   37.58
 Morningstar Large      27.43  20.37   31.99
 Blend Category
 Average

                        ---------------------
 /(a)/ SEC effective date 12/18/87
 /(b) /SEC effective date 10/15/69
 /(c) /SEC effective date 12/16/92
 /(//d//) /SEC effective date 03/01/00

PERFORMANCE RESULTS - DOMESTIC GROWTH FUNDS

                                                                                  AVERAGE ANNUAL PERFORMANCE
                                                                                 (THROUGH DECEMBER 31, 2004)

                                                                                                                   LIFE
                                                                      YTD     1 YR     3 YR     5 YR     10 YR    OF FUND
                                                                    --------------------------------------------------------
PRINCIPAL MIDCAP FUND, INC. - CLASS A/ (A)/                          17.34    17.34    12.06     9.19    13.01     14.00
 Russell Midcap Index                                                20.22    20.22    12.17     7.59    14.50
 Morningstar Mid-Cap Blend Category Average                          16.00    16.00     9.81     7.18    13.16

PRINCIPAL PARTNERS BLUE CHIP FUND, INC. - CLASS A/ (B)/              10.72    10.72     1.59    -5.22     6.96      6.96
 S&P 500 Index                                                       10.87    10.87     3.58    -2.30    12.07
 Morningstar Large Blend Category Average                             9.96     9.96     2.93    -1.77    10.42

PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC. - CLASS A/ (C)/           8.25     8.25    -1.60    -6.80      N/A     -4.53
T. Rowe Price Institutional Large Cap Growth Strategy Composite
/(d)//(e)// /                                                        11.09    11.09     4.92      N/A      N/A
 Russell 1000 Growth Index                                            6.30     6.30    -0.18    -9.29     9.59
 Morningstar Large Growth Category Average                            7.64     7.64     0.01    -7.64     9.00

PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC. - CLASS A/ (//F//)/      9.57     9.57     3.41      N/A      N/A      1.55
T. Rowe Price U.S. Structured Research Strategy /(//G//)//(H)/       12.56    12.56     5.27    -0.02      N/A
 S&P 500 Index                                                       10.87    10.87     3.58    -2.30    12.07
 Morningstar Large Blend Category Average                             9.96     9.96     2.93    -1.77    10.42

PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC. - CLASS A/ (//F//)/     12.95    12.95     7.41      N/A      N/A      7.49
 Russell 1000 Value Index                                            16.49    16.49     8.57     5.27    13.83
 Morningstar Large Value Category Average                            12.91    12.91     5.63     4.35    11.35

                                                                    --------------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 03/01/91
 /(c)/ SEC effective date 11/01/99
 /(//d//) /T. Rowe Price began sub-advising 08/24/04
 /(e) /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("Fund"), which is managed in a substantially similar fashion to the Principal Partners Equity Growth Fund, Inc. T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the Principal
 Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
 /(//f//) /SEC effective date 12/22/00
 /(//g//) /T. Rowe Price began sub-advising 03/09/04
 /(h) /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "Fund"), which is managed in a substantially similar fashion to the Principal Partners LargeCap Blend Fund, Inc. T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. The Fund's investment performance prior to May 1, 1999 reflects the Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
                                                                                           ANNUAL PERFORMANCE
                                                                                        (YEAR ENDED DECEMBER 31)


                                                                     2004     2003      2002      2001     2000   1999   1998
                                                                    ------------------------------------------------------------
PRINCIPAL MIDCAP FUND, INC. - CLASS A/ (A)/                          17.34    32.28     -9.35     -4.40    15.36  11.62  -0.23
 Russell Midcap Index                                                20.22    40.08    -16.19     -5.63     8.25  18.23  10.10
 Morningstar Mid-Cap Blend Category Average                          16.00    36.42    -17.08     -4.96     3.37  18.70   6.77

PRINCIPAL PARTNERS BLUE CHIP FUND, INC. - CLASS A/ (B)/              10.72    27.47    -25.70    -18.13   -10.89  11.96  16.55
 S&P 500 Index                                                       10.87    28.67    -22.11    -11.88    -9.11  21.04  28.58
 Morningstar Large Blend Category Average                             9.96    26.72    -22.02    -13.68    -6.97  19.72  21.95

PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC. - CLASS A/ (C)/           8.25    23.43    -28.69    -15.89   -12.24
T. Rowe Price Institutional Large Cap Growth Strategy Composite      11.09    38.52    -24.94
/(d)//(e)// /
 Russell 1000 Growth Index                                            6.30    29.76    -27.88    -20.42   -22.42  33.16  38.71
 Morningstar Large Growth Category Average                            7.64    28.55    -27.73    -23.63   -14.09  39.72  33.58

PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC. - CLASS A/ (//F//)/      9.57    22.91    -17.88     -7.32
T. Rowe Price U.S. Structured Research Strategy /(//G//)//(H)/       12.56    32.17    -21.47     -9.28    -5.55
 S&P 500 Index                                                       10.87    28.67    -22.11    -11.88    -9.11  21.04  28.58
 Morningstar Large Blend Category Average                             9.96    26.72    -22.02    -13.68    -6.97  19.72  21.95

PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC. - CLASS A/ (//F//)/     12.95    28.31    -14.50      4.39
 Russell 1000 Value Index                                            16.49    30.03    -15.52     -5.59     7.02   7.35  15.63
 Morningstar Large Value Category Average                            12.91    28.40    -18.92     -5.37     5.47   6.63  13.10

                                                                    ------------------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 03/01/91
 /(c)/ SEC effective date 11/01/99
 /(//d//) /T. Rowe Price began sub-advising 08/24/04
 /(e) /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not tha       c     it     t is
 the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("Fund"), which is managed in a substantially similar fashion to the Principal Partners Equity Growth Fund, Inc. T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the Principal
 Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
 /(//f//) /SEC effective date 12/22/00
 /(//g//) /T. Rowe Price began sub-advising 03/09/04
 /(h) /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a compo      bu     th     al
 return performance of the T. Rowe Price Capital Opportunity Fund (the "Fund"), which is managed in a substantially similar fashion to the Principal Partners LargeCap Blend Fund, Inc. T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. The Fund's investment performance prior to May 1, 1999 reflects the Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.




                                                                    1997   1996    1995
                                                                    ---------------------
PRINCIPAL MIDCAP FUND, INC. - CLASS A/ (A)/                         22.94  19.13   34.20
 Russell Midcap Index                                               29.01  19.00   34.46
 Morningstar Mid-Cap Blend Category Average                         26.45  20.44   28.71

PRINCIPAL PARTNERS BLUE CHIP FUND, INC. - CLASS A/ (B)/             26.25  16.78   33.19
 S&P 500 Index                                                      33.36  22.96   37.58
 Morningstar Large Blend Category Average                           27.43  20.37   31.99

PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC. - CLASS A/ (C)/
T. Rowe Price Institutional Large Cap Growth Strategy Composite
/(d)//(e)// /
 Russell 1000 Growth Index                                          30.49  23.12   37.19
 Morningstar Large Growth Category Average                          25.00  18.95   32.27

PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC. - CLASS A/ (//F//)/
T. Rowe Price U.S. Structured Research Strategy /(//G//)//(H)/
 S&P 500 Index                                                      33.36  22.96   37.58
 Morningstar Large Blend Category Average                           27.43  20.37   31.99

PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC. - CLASS A/ (//F//)/
 Russell 1000 Value Index                                           35.18  21.64   38.35
 Morningstar Large Value Category Average                           27.01  20.79   32.28

                                                                    ---------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 03/01/91
 /(c)/ SEC effective date 11/01/99
 /(//d//) /T. Rowe Price began sub-advising 08/24/04
 /(e) /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("Fund"), which is managed in a substantially similar fashion to the Principal Partners Equity Growth Fund, Inc. T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the Principal
 Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
 /(//f//) /SEC effective date 12/22/00
 /(//g//) /T. Rowe Price began sub-advising 03/09/04
/(h) /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe
Price") is not that of a composite,  but is the total return  performance of the
T. Rowe  Price  Capital  Opportunity  Fund (the  "Fund"),  which is managed in a substantially  similar  fashion to the Principal  Partners  LargeCap Blend Fund,
Inc.  T.  Rowe  Price  believes  this  Fund's  prior  performance  is  the  most appropriate  measure  of its  investment  record  in the  strategy.  The  Fund's investment performance prior to May 1, 1999 reflects the Fund's prior investment program.  It does not  represent  the  historical  performance  of the Principal
Partners  LargeCap Blend Fund and should not be interpreted as indicative of its future performance.

PERFORMANCE RESULTS - DOMESTIC GROWTH FUNDSTHE PERFORMANCE INFORMATION PROVIDED BY T. ROWE PRICE S

                                AVERAGE ANNUAL PERFORMANCE                                   ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2004)                                (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004   2003    2002    2001    2000    1999    1998
                        --------------------------------------------     ------------------------------------------------------
PRINCIPAL PARTNERS
MIDCAP GROWTH FUND,
INC. - CLASS A/ (A)/    10.60  10.60   2.82    N/A    N/A  -11.58        10.60  47.44  -33.33  -28.07
Turner Midcap Growth
Composite                                    -5.85    N/A                                               -8.10  126.09   26.33
 Russell Midcap Growth
 Index                  15.48  15.48   6.16  -3.36  11.23                15.48  42.72  -27.40  -20.16  -11.74   51.29   17.86
 Morningstar Mid-Cap
 Growth Category
 Average                12.93  12.93   3.68  -3.42  10.25                12.93  36.09  -27.53  -21.28   -6.90   63.90   17.51

PRINCIPAL PARTNERS
SMALLCAP GROWTH FUND,
INC. -
 CLASS A/ (B)/          10.22  10.22  -5.03    N/A    N/A  -11.38        10.22  43.81  -45.96  -31.23
 UBS U.S. Small
 Capitalization Growth
 Equity Composite/
 (C)/                                  9.88   8.01  13.11                                               24.24   45.42  -10.81
 Russell 2000 Growth
 Index                  14.31  14.31   5.79  -3.57   7.12                14.31  48.53  -30.25   -9.23  -22.43   43.09    1.23
 Morningstar Small
 Growth Category
 Average                12.09  12.09   4.89  -0.55  10.24                12.09  45.00  -28.42   -9.02   -5.71   61.45    4.49

PRINCIPAL REAL ESTATE
SECURITIES FUND, INC.
- CLASS A/ (//D//)/     33.42  33.42  25.36  22.39    N/A   12.35        33.42  38.01    6.99    7.54   29.65   -4.76  -13.62
 Morgan Stanley REIT
 Index                  31.49  31.49  23.06  21.67  14.42                31.49  36.74    3.64   12.83   26.81   -4.55  -16.90
 Morningstar Specialty
 - Real Estate
 Category Average       31.88  31.88  23.62  21.36  15.10                31.88  36.89    4.10    8.93   25.83   -3.35  -15.79

PRINCIPAL SMALLCAP
FUND, INC. - CLASS A/
(//D//)/                19.13  19.13   5.53   0.30    N/A    4.61        19.13  36.41  -27.68    0.45  -14.03   43.22   -5.68
 Russell 2000 Index     18.33  18.33  11.48   6.61  11.54                18.33  47.25  -20.48    2.49   -3.02   21.26   -2.55
 Morningstar Small
 Blend Category
 Average                18.86  18.86  12.51  11.84  13.10                18.86  42.77  -16.17    8.41   12.84   18.18   -3.64

                        --------------------------------------------     ------------------------------------------------------
 /(a)/ SEC effective date 03/01/00
 /(b)/ SEC effective date 12/22/00
 /(c) /UBS began sub-advising on 09/27/02
 /(//d//) /SEC effective date 12/31/97




                        1997   1996    1995
                        ---------------------
PRINCIPAL PARTNERS
MIDCAP GROWTH FUND,
INC. - CLASS A/ (A)/
Turner Midcap Growth    41.77
Composite
 Russell Midcap Growth  22.54  17.48   33.98
 Index
 Morningstar Mid-Cap    17.05  16.99   34.79
 Growth Category
 Average

PRINCIPAL PARTNERS
SMALLCAP GROWTH FUND,
INC. -
 CLASS A/ (B)/
 UBS U.S. Small         22.93  18.54   23.44
 Capitalization Growth
 Equity Composite/
 (C)/
 Russell 2000 Growth    12.95  11.26   31.04
 Index
 Morningstar Small      18.19  19.99   35.44
 Growth Category
 Average

PRINCIPAL REAL ESTATE
SECURITIES FUND, INC.
- CLASS A/ (//D//)/
 Morgan Stanley REIT    18.58  35.89   12.90
 Index
 Morningstar Specialty  23.05  31.68   15.17
 - Real Estate
 Category Average

PRINCIPAL SMALLCAP
FUND, INC. - CLASS A/
(//D//)/
 Russell 2000 Index     22.36  16.50   28.45
 Morningstar Small      26.12  19.66   25.51
 Blend Category
 Average

                        ---------------------
 /(a)/ SEC effective date 03/01/00
 /(b)/ SEC effective date 12/22/00
 /(c) /UBS began sub-advising on 09/27/02
 /(//d//) /SEC effective date 12/31/97

PERFORMANCE RESULTS - DOMESTIC GROWTH FUNDS

PERFORMANCE RESULTS - INTERNATIONAL GROWTH FUNDS


                                AVERAGE ANNUAL PERFORMANCE                                   ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2004)                                (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004   2003    2002    2001    2000   1999    1998
                        --------------------------------------------     -----------------------------------------------------
PRINCIPAL
INTERNATIONAL EMERGING
MARKETS FUND, INC. -    25.67  25.67  22.09   4.27    N/A    5.81        25.67  57.43   -8.02   -5.11  -28.63  67.20  -17.42
 CLASS A/ (A)/
 MSCI Emerging Markets
 Free Index - ID        22.45  22.45  19.54   2.09   0.98                22.45  51.59   -7.97   -4.91  -31.86  63.70  -27.52
 Morningstar
 Diversified Emerging
 Markets Category
 Average                23.75  23.75  22.17   4.29   4.71                23.75  55.30   -5.90   -3.73  -31.11  71.86  -27.03

PRINCIPAL
INTERNATIONAL FUND,
INC. - CLASS A/ (B)/    20.39  20.39   9.80  -1.92   6.74    7.52        20.39  32.42  -16.96  -24.97   -8.64  25.82    8.48
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND             20.25  20.25  11.89  -1.13   5.62                20.25  38.59  -15.94  -21.44  -14.17  26.96   20.00
 Morningstar Foreign
 Large Blend Category
 Average                17.59  17.59   9.42  -2.93   6.39                17.59  33.32  -16.91  -21.83  -16.02  40.08   13.55

PRINCIPAL
INTERNATIONAL SMALLCAP
FUND, INC. - CLASS A/
(A)/                    29.49  29.49  17.79   1.53    N/A   11.64        29.49  52.46  -17.22  -23.87  -13.28  84.72   14.40
 Citigroup Extended
 Market Index (EMI)
 World ex US            28.76  28.76  22.41   6.76   6.98                28.76  53.73   -7.29  -15.69  -10.33  23.51   12.14
 Morningstar Foreign
 Small/Mid Growth
 Category Average       23.97  23.97  17.29  -0.32  12.55                23.97  54.07  -16.10  -24.67  -15.78  88.72   17.46

                        --------------------------------------------     -----------------------------------------------------
 /(a)/ SEC effective date 08/29/97
 /(b) /SEC effective date 05/12/81




                         1997   1996    1995
                        ----------------------
PRINCIPAL
INTERNATIONAL EMERGING
MARKETS FUND, INC. -
 CLASS A/ (A)/
 MSCI Emerging Markets  -13.41   3.92   -6.95
 Free Index - ID
 Morningstar             -3.68  13.35   -3.45
 Diversified Emerging
 Markets Category
 Average

PRINCIPAL                12.22  23.76   11.56
INTERNATIONAL FUND,
INC. - CLASS A/ (B)/
 MSCI EAFE (Europe,       1.78   6.05   11.21
 Australia, Far East)
 Index - ND
 Morningstar Foreign      5.99  12.31   10.76
 Large Blend Category
 Average

PRINCIPAL
INTERNATIONAL SMALLCAP
FUND, INC. - CLASS A/
(A)/
 Citigroup Extended      -9.40   7.25    5.25
 Market Index (EMI)
 World ex US
 Morningstar Foreign      9.67  20.59    7.44
 Small/Mid Growth
 Category Average

                        ----------------------
 /(a)/ SEC effective date 08/29/97
 /(b) /SEC effective date 05/12/81

PERFORMANCE RESULTS - INCOME FUNDS




                              AVERAGE ANNUAL PERFORMANCE                                   ANNUAL PERFORMANCE
                             (THROUGH DECEMBER 31, 2004)                                (YEAR ENDED DECEMBER 31)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2004  2003  2002   2001  2000   1999   1998  1997   1996
                        ----------------------------------------     ----------------------------------------------------------
PRINCIPAL BOND FUND,
INC. - CLASS A/ (A)/    4.66  4.66  5.68  6.52  7.05    7.79         4.66  4.06   8.36  7.78   7.82  -3.04  7.14  10.96  2.27
 Lehman Brothers
 Aggregate Bond Index   4.34  4.34  6.19  7.71  7.72                 4.34  4.11  10.26  8.42  11.63  -0.82  8.69   9.65  3.63
 Morningstar
 Intermediate-Term
 Bond Category Average  3.81  3.81  5.51  6.83  6.92                 3.81  4.92   7.88  7.36   9.45  -1.22  7.42   8.76  3.30

PRINCIPAL GOVERNMENT
SECURITIES INCOME
FUND, INC. -            3.11  3.11  4.20  6.02  6.90    7.92         3.11  1.39   8.22  6.75  10.90   0.01  7.19   9.69  3.85
 CLASS A/ (B)/
 Lehman Brothers
 Government/Mortgage
 Index                  4.08  4.08  5.57  7.30  7.48                 4.08  2.73  10.06  7.71  12.29  -0.54  8.72   9.54  3.68
 Morningstar
 Intermediate
 Government Category
 Average                3.39  3.39  4.71  6.31  6.47                 3.39  2.15   9.07  6.84  10.76  -1.44  7.45   8.45  2.80

PRINCIPAL LIMITED TERM
BOND FUND, INC. -
CLASS A/ (C)/           0.90  0.90  3.47  5.05   N/A    4.98         0.90  2.37   7.25  6.29   8.67   0.96  6.70   6.74  4.85
 Lehman Brothers
 Mutual Fund 1-5
 Gov't/Credit Index     1.85  1.85  4.41  6.21  6.51                 1.85  3.35   8.12  9.03   8.91   2.09  7.63   7.13  4.67
 Morningstar
 Short-Term Bond
 Category Average       1.60  1.60  3.24  4.91  5.52                 1.60  2.39   5.24  7.32   8.14   2.12  6.28   6.51  4.35

PRINCIPAL TAX-EXEMPT
BOND, INC. - CLASS A/
(D)/                    3.56  3.56  5.73  6.16  6.58    6.72         3.56  4.51   9.20  5.68   7.96  -3.17  5.08   9.19  4.60
 Lehman Brothers
 Municipal Bond Index   4.48  4.48  6.44  7.20  7.06                 4.48  5.32   9.60  5.13  11.68  -2.06  6.48   9.20  4.43
 Morningstar Muni
 National Long
 Category Average       3.78  3.78  5.64  6.35  6.12                 3.78  4.88   7.96  4.03  10.17  -4.86  5.31   9.27  3.31

                        ----------------------------------------     ----------------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 05/12/85
 /(c) /SEC effective date 02/29/96
 /(d) /SEC effective date 03/20/86




                         1995
                        -------
PRINCIPAL BOND FUND,     22.28
INC. - CLASS A/ (A)/
 Lehman Brothers         18.47
 Aggregate Bond Index
 Morningstar             17.35
 Intermediate-Term
 Bond Category Average

PRINCIPAL GOVERNMENT     19.19
SECURITIES INCOME
FUND, INC. -
 CLASS A/ (B)/
 Lehman Brothers         17.81
 Government/Mortgage
 Index
 Morningstar             16.42
 Intermediate
 Government Category
 Average

PRINCIPAL LIMITED TERM
BOND FUND, INC. -
CLASS A/ (C)/
 Lehman Brothers         12.88
 Mutual Fund 1-5
 Gov't/Credit Index
 Morningstar             11.48
 Short-Term Bond
 Category Average

PRINCIPAL TAX-EXEMPT     20.72
BOND, INC. - CLASS A/
(D)/
 Lehman Brothers         17.46
 Municipal Bond Index
 Morningstar Muni        17.14
 National Long
 Category Average

                        -------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 05/12/85
 /(c) /SEC effective date 02/29/96
 /(d) /SEC effective date 03/20/86

IMPORTANT NOTES TO THE APPENDIX


CITI GROUP EXTENDED MARKET INDEX (EMI) WORLD EX-US is an unmanaged index of the stock returns of the smallest 20% of companies of each individual country included in the index.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of investment-grade, tax-exempt bonds which have been issued within the last five years and which have at least one year to maturity.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY REIT INDEX is an unmanaged index comprised of the most actively-traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN SMALL/MID GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in small- and mid-sized international stocks that are growth-oriented. Small-cap and mid-cap stocks have market capitalizations less than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.

MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR MUNI NATIONAL LONG CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in municipal bonds with maturities of 10 years or more that are issued by various state and local governments to fund public projects and are free from federal taxes.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.

 ADDITIONAL INFORMATION

Additional information about the Funds' (including the Funds' policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated March 1, 2005 and which is part of this prospectus. Additional information about the Funds' investments is available in the Funds' annual and semiannual report to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. The Statement of Additional Information and the Funds' annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the
Funds' make its SAI and annual and semi-annual reports, free of charge, on http:// www.principal.com. To request other information about the Fund and to make shareholder inquiries, telephone 1-800-247-4123.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Cash Management Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

            SEC FILE                DOMESTIC GROWTH-ORIENTED FUNDS
            --------                ------------------------------
             811-05072               Principal Balanced Fund, Inc.
             811-01874               Principal Capital Value Fund, Inc.
             811-07266               Principal Equity Income Fund, Inc.
             811-01873               Principal Growth Fund, Inc.
             811-09755               Principal LargeCap Stock Index Fund, Inc.
             811-05171               Principal MidCap Fund, Inc.
             811-06263               Principal Partners Blue Chip Fund, Inc.
                                     Principal Partners Equity Growth Fund,
             811-09567               Inc.
                                     Principal Partners LargeCap Blend Fund,
             811-10187               Inc.
                                     Principal Partners LargeCap Value Fund,
             811-10189               Inc.
                                     Principal Partners MidCap Growth Fund,
             811-09759               Inc.
                                     Principal Partners SmallCap Growth Fund,
             811-10193               Inc.
                                     Principal Real Estate Securities Fund,
             811-08379               Inc.
             811-08381               Principal SmallCap Fund, Inc.
                                    INTERNATIONAL GROWTH-ORIENTED FUNDS
                                    -----------------------------------
                                     Principal International Emerging Markets
             811-08249               Fund, Inc.
             811-03183               Principal International Fund, Inc.
                                     Principal International SmallCap Fund,
             811-08251               Inc.
                                    INCOME-ORIENTED FUNDS
                                    ---------------------
             811-05172               Principal Bond Fund, Inc.
                                     Principal Government Securities Income
             811-04226               Fund, Inc.
             811-07453               Principal Limited Term Bond Fund, Inc.
             811-04449               Principal Tax-Exempt Bond Fund, Inc.
                                    MONEY MARKET FUND
                                    -----------------
             811-03585               Principal Cash Management Fund, Inc.